As filed with the Securities and Exchange	Registration No. 333-120636
Commission on April 20, 2006	Registration No. 811-09002

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 5 To

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Separate Account N of

ReliaStar Life Insurance Company

(formerly Separate Account One of Northern Life Insurance Company)

20 Washington Avenue South, Minneapolis, Minnesota 55401

Depositor’s Telephone Number, including Area Code: (860) 723-2239

Michael A. Pignatella, Counsel

ReliaStar Life Insurance Company

151 Farmington Avenue, Hartford, CT 06156

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective:

60 days after filing pursuant to paragraph (b) of Rule 485
X	on April 28, 2006 pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Fixed and Variable Deferred Annuity Contracts

ReliaStar Life Insurance Company

and its Separate Account N

Supplement dated April 28, 2006

This supplement updates certain information contained in your current variable annuity Contract Prospectus and Statement of Additional Information (SAI). Please read it carefully and keep it with your variable annuity Contract Prospectus and SAI for future reference.

NOTICE OF FUND SUBSTITUTIONS

ReliaStar Life Insurance Company (the “Company”) and its Separate Account N (the “Separate Account”) have filed an application with the Securities and Exchange Commission to permit certain funds in which the subaccounts of the Separate Account invest (the "Replaced Funds") to be replaced with certain other funds (the "Substitute Funds").

Reasons for the Substitution. The principal purposes of the substitutions are as follows:

•

Implement Business Plan. The substitutions are part of an overall business plan to provide a more streamlined, standardized, simplified and consolidated current array of funds available through the Company's products.

•

Reduced Costs and Greater Influence. Including too many different funds with different investment advisers within the Company's products makes those products more costly to administer. The Company believes that making available affiliated funds, generally managed by third party asset managers, will lead to increased efficiencies, greater influence over the administrative aspects of the funds and reduced costs.

•

Due Diligence. The substitutions will allow the Company to respond to concerns identified in its due diligence review of the funds available through the products, including concerns related to changes in fund managers, performance, customer service, operational support, regulatory investigations, legal proceedings and claims.

X.120636-06A	Page 1 of 2	April 2006

The following funds are involved in the substitutions:

Replaced Funds	Substitute Funds
Lord Abbett Series Fund – Growth and Income Portfolio (Class VC)	ING Lord Abbett Affiliated Portfolio -- Class I
Pioneer Equity Income VCT Portfolio (Class I)	ING Pioneer Equity Income Portfolio -- Initial Class
Pioneer High Yield VCT Portfolio (Class I)	ING Pioneer High Yield Portfolio -- Initial Class

Important Information about the Proposed Substitutions.

•

Prior to the effective date of the substitutions you will receive another supplement which will indicate the effective date of the substitutions, provide you with further details about each Substitute Fund and reiterate your rights related to the substitutions. You will also receive a prospectus for each of the Substitute Funds, if you have not already received one.

•

Prior to the effective date of the substitutions and for thirty days thereafter you may transfer amounts allocated to a subaccount which invests in a Replaced Fund to any other subaccount or any available fixed account free of charge and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers.

•

On the effective date of the substitutions all amounts you have allocated to a subaccount which invests in a Replaced Fund will automatically be reallocated to the corresponding Substitute Fund. Thereafter, all future allocations directed to a subaccount which invested in a Replaced Fund will be automatically allocated to the corresponding Substitute Fund.

•

You will not incur any fees or charges or any tax liability because of the substitutions, and your account value immediately before the substitutions will equal your account value immediately after the substitutions.

•	The total expenses of each Substitute Fund are less than or equal to the total expenses of the corresponding Replaced Fund.
•	The investment objective and policies of each Substitute Fund are substantially the same as, similar to or consistent with the investment objective and policies of the corresponding Replaced Fund.

X.120636-06A	Page 2 of 2	April 2006

CONTRACT PROSPECTUS – APRIL 28, 2006

The Contracts. The contracts described in this prospectus are individual fixed and variable deferred annuity contracts issued by ReliaStar Life Insurance Company (the Company, we, us, our). We issue two series of contracts, the flexible premium series and the transfer premium series. They are issued to you, the contract owner, on a nonqualified basis (“nonqualified contracts”), or in connection with retirement arrangements qualifying for special treatment under section 403(b) (“403(b) contracts”) or section 408 (“IRA contracts”) of the Internal Revenue Code of 1986, as amended (Tax Code).

Why Reading this Prospectus Is Important. This prospectus contains facts about the contracts and their investment options that you should know before purchasing. This information will help you decide if a contract is right for you. Please read this prospectus carefully and keep it for future reference.

Table of Contents ... page 3

Investment Options. The contracts offer variable investment options and up to two fixed interest options. Fixed Account D is only available with flexible premium series contracts. When we establish your contract you instruct us to direct purchase payments to any of the available options. Some investment options may be unavailable through certain contracts or plans, or in some states.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Separate Account N, a separate account of the Company (the “Separate Account”). Each subaccount invests in one of the mutual funds listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

Risks Associated with Investing in the Funds. The funds in which the subaccounts invest have various risks. Information about the risks of investing in the funds is located in the “Investment Options” section on page 11, in Appendix IV-Description of Underlying Funds and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Fixed Interest Options.

> Fixed Account D (available only for flexible premium series contracts) > DCA Fixed Account (for dollar cost averaging only)

Except as specifically mentioned, this prospectus describes only the investment options offered through Separate Account N. However, we describe the fixed interest options in Appendix I to this prospectus.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See “Contract Distribution” for further information about the amount of compensation we pay.

Availability of Features. Not all features or riders are available in all states. The contracts are not available for sale in New York. Some funds or fixed accounts may be unavailable through certain contracts and plans or in some states.

Getting Additional Information. You may obtain the April 28, 2006, Statement of Additional Information (SAI) about the separate account without charge by calling us at 1-877-884-5050 or writing us at the address listed in the “Contract Overview-Questions: Contacting the Company” section of the prospectus. The Securities and Exchange Commission (SEC) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR database on the SEC website, http://www.sec.gov, or at the SEC Public Reference Branch in Washington, D.C. You may call 1-202-551-5850 or 1-800-SEC-0330 to get information about the operations of the Public Reference Branch. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC Public Reference Branch, 100 F Street, NE, Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-120636. The SAI table of contents is listed on page 56 of this prospectus. The SAI is incorporated into this prospectus by reference.

PRO.120636-06

CONTRACT PROSPECTUS - APRIL 28, 2006 (continued)

The Funds

Franklin Small Cap Value Securities Fund

   (Class 2)

ING American Century Large Company Value Portfolio (Service Class)

ING American Century Select Portfolio (Service Class)

ING American Century Small-Mid Cap Value Portfolio (Service Class)(1)

ING Baron Small Cap Growth Portfolio
(Service Class)

ING Davis Venture Value Portfolio (Service Class)(1)

ING Fidelity® VIP Contrafund® Portfolio (Service Class) (2)

ING Fidelity® VIP Equity-Income Portfolio (Service Class) (2)

ING Fidelity® VIP Growth Portfolio (Service Class) (2)

ING Fidelity® VIP Mid Cap Portfolio (Service Class) (2)

ING FMRSMDiversified Mid Cap Portfolio (Class I)

ING Goldman Sachs® Capital Growth Portfolio (Service Class) (3)

ING JPMorgan International Portfolio (Service Class)(1)

ING JPMorgan Mid Cap Value Portfolio
(Service Class)

ING Julius Baer Foreign Portfolio
(Service 2 Class)

ING Legg Mason Partners Aggressive Growth Portfolio (Service Class) (1)

ING Legg Mason Partners Large Cap Growth

Portfolio (Service Class)(1)

ING Legg Mason Value Portfolio
(Service 2 Class)

ING Lord Abbett Affiliated Portfolio
(Class I)

ING Marsico Growth Portfolio
(Service 2 Class)

ING Mercury Large Cap Growth Portfolio (Service 2 Class)

ING MFS Capital Opportunities Portfolio (Service Class)

ING MFS Total Return Portfolio
(Service 2 Class)

ING OpCap Balanced Value Portfolio (Service Class)

ING Oppenheimer Global Portfolio
(Service Class)

ING Oppenheimer Strategic Income Portfolio (Service Class)

ING PIMCO Total Return Portfolio
(Service Class)

ING Pioneer High Yield Portfolio (Initial Class)

ING Solution 2015 Portfolio (Service Class) (4)

ING Solution 2025 Portfolio (Service Class) (4)

ING Solution 2035 Portfolio (Service Class) (4)

ING Solution 2045 Portfolio (Service Class) (4)

ING Solution Income Portfolio
(Service Class) (4)

ING Stock Index Portfolio (Class I)

ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Service Class)

ING T. Rowe Price Equity Income Portfolio (Service 2 Class)

ING T. Rowe Price Growth Equity Portfolio (Service Class)

ING UBS U.S. Large Cap Equity Portfolio (Service Class)

ING Van Kampen Comstock Portfolio
(Service Class)

ING Van Kampen Equity and Income Portfolio (Service Class)

ING Van Kampen Growth and Income Portfolio (Service 2 Class)

ING VP Financial Services Portfolio
(Class I)

ING VP Global Science and Technology Portfolio (Class I)

ING VP Growth and Income Portfolio
(Class I)

ING VP Growth Portfolio (Class I)

ING VP Index Plus MidCap Portfolio
(Class I)

ING VP Intermediate Bond Portfolio
(Class I)

ING VP International Equity Portfolio
(Class I)

ING VP International Value Portfolio
(Class I)

ING VP MidCap Opportunities Portfolio

    (Class I)

ING VP Money Market Portfolio
(Class I) (5)

ING VP Natural Resources Trust

ING VP Real Estate Portfolio (Class I)

ING VP Small Company Portfolio
(Class I)

ING VP SmallCap Opportunities Portfolio
(Class I)

ING VP Strategic Allocation Conservative Portfolio (Class I) (1)

ING VP Strategic Allocation Growth Portfolio (Class I)

ING VP Strategic Allocation Moderate Portfolio (Class I) (1)

ING VP Value Opportunity Portfolio (Class I)

Lord Abbett Series Fund - Growth and Income Portfolio (Class VC)

Lord Abbett Series Fund - Mid-Cap Value Portfolio (Class VC)

Oppenheimer Main Street Small Cap Fund®/VA

PIMCO VIT Real Return Portfolio (Administrative Class)

Pioneer Equity Income VCT Portfolio
(Class I)

Pioneer High Yield VCT Portfolio
(Class I)

Wanger Select

Wanger U.S. Smaller Companies

[1]	This fund has changed its name to the name listed above. See Appendix IV - Description of Underlying Funds of the prospectus for a complete list of former and current fund names.
[2]	These portfolios are structured as “Master-Feeder” funds that invest directly in shares of an underlying fund. See “Fees - Fund Fees and Expenses” for additional information.
[3]	Goldman Sachs® is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.
[4]	These portfolios are structured as fund of funds that invest directly in shares of underlying funds. See “Fees - Fund Fees and Expenses” for additional information.
[5]

Available for investment in transfer premium series contracts only. For flexible premium series contracts, currently only available in situations where the contract provides for a refund of purchase payments upon the exercise of the right to cancel provision. See “Right to Cancel.”

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

The contracts are not deposits with, obligations of or guaranteed or endorsed by any bank, nor are they insured by the FDIC. The contracts are subject to investment risk, including the possible loss of the principal amount of your investment.

PRO.120636-06	2

TABLE OF CONTENTS

Contract Overview:	4
Contract Design
Who’s Who
The Contract and Your Retirement Plan
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Phases: The Accumulation Phase, The Income Phase

Fee Table	6
Condensed Financial Information	9
Separate Account N	9
The Company	10
Investment Options	11
Transfers Among Investment Options	13
Purchase and Rights	16
Right to Cancel	17
Optional Living Benefit Riders	18
Fees	25
Your Contract Value	31
Withdrawals	33
Loans	34
Systematic Withdrawals	34
Death Benefit	35
The Income Phase	38
Contract Distribution	41
Taxation	43
Other Topics	52

Performance Reporting - Voting Rights - Contract Modifications - Legal Matters and Proceedings - Payment Delay or Suspension - Transfers, Assignments or Exchanges of a Contract - Involuntary Terminations - Reports to Owners

Contents of the Statement of Additional Information	56
Appendix I - The Fixed Accounts	57
Appendix II - Eligible Funds	60
Appendix III - MGWB Rider Examples	61
Appendix IV - Description of Underlying Funds	64
Appendix V – Condensed Financial Information	CFI-1

PRO.120636-06	3

Contract Overview

Questions: Contacting the Company. To answer your questions, contact your sales representative, or write or call us at our Administrative Service Center:

ING Service Center

P.O. Box 5050

Minot, North Dakota 58702-5050

1-877-884-5050

Sending Forms and Written Requests in Good Order.

If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in “good order.” Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out. By contacting us, we can provide you with the appropriate administrative form for your requested transaction.

We can only act upon requests that are received in good order.

The following is intended as a summary. Please read each section of this prospectus for additional detail.
Contract Design

The contracts described in this prospectus are individual deferred fixed and variable annuity contracts. They are intended to be retirement savings vehicles that offer a variety of investment options to help meet long-term financial goals and provide for a death benefit and guaranteed income options. The term “contract” in this prospectus refers to individual fixed and variable annuity contracts.

Who’s Who

You: The individual who purchases the contract.

Contract Holder: The person to whom we issue the contract. Generally, you. The contract holder has all rights under the contract.

We (the Company): ReliaStar Life Insurance Company. We issue the contract.

For greater detail, please review “Purchase and Rights.”

The Contract and Your Retirement Plan

The contracts may be issued on a nonqualified basis, or for use with retirement arrangements under Tax Code sections 403(b), 408, or 408A of the Tax Code.

Use of an Annuity Contract in a Retirement Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement arrangement (such as a 403(b) contract, an IRA or a Roth IRA), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits (such as the guaranteed death benefits, guaranteed living benefits, and the available lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “Purchase and Rights.”

Contract Facts

Free Look/Right to Cancel. You may cancel your contract within ten days (some states require more than ten days) of receipt. See “Right To Cancel.”

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase, including, if you elect, the optional Return of Purchase Payment Death Benefit or the Annual Stepped Up Death Benefit. Any death benefit during the income phase will depend upon the income phase payment option selected. See “Death Benefit” and “The Income Phase.”

Optional Living Benefit Riders. The contracts may offer an optional minimum guaranteed accumulation benefit (“MGAB”) rider and minimum guaranteed withdrawal benefit (“MGWB”) rider for an additional charge. These riders are only available with the transfer premium series contracts. See “Optional Living Benefit Riders.”

Withdrawals. During the accumulation phase you may withdraw all or part of your contract value. Certain fees and taxes may apply, and there are restrictions on the amounts available for withdrawal from the fixed account options. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See “Withdrawals” and “Appendix I - The Fixed Accounts.”

PRO.120636-06	4

Systematic Withdrawals. These are made available for you to receive periodic withdrawals from your contract, while retaining the contract in the accumulation phase. See “Systematic Withdrawals.”

Loans. If allowed by the contract, loans may be available during the accumulation phase. These loans are subject to certain restrictions. See “Loans.”

Fees and Expenses. Certain fees and expenses are deducted from the value of your contract. See “Fee Table” and “Fees.”

Taxation. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “Taxation.”

Issue Date. Certain features of the contract may rely upon the issue date of your contract. The issue date is the date that we issue the contract.

Contract Anniversary. Certain features of the contract may rely upon your contract anniversary. The contract anniversary is the same day and month as the issue date of the contract, each year that the contract remains in effect.

Contract Year. Certain features of the contract may rely upon calculation of the contract year. The contract year is each 12-month period starting with the issue date of the contract and each contract anniversary thereafter.

Contract Phases
I. The Accumulation Phase (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial purchase payment. We issue a contract to you and credit the contract with your initial purchase payment.

STEP 2: You direct us to invest your purchase payment in one or more of the following investment options:

(a)      Fixed Interest Options; or

(b)     Variable Investment Options. (The variable investment options are the subaccounts of Separate Account N. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.

Payments to Your Contract
Step 1 ||
ReliaStar Life Insurance Company
(a) ||	Step 2	(b) ||
Fixed Interest Options	Separate Account N Variable Investment Options
The Subaccounts
	A	B	Etc.
	||	Step 3 ||
	Mutual Fund A	Mutual Fund B

II. The Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available (see “The Income Phase”). In general, you may:

> Receive income phase payments over a life time or for a specified period;
> Select an option that provides a death benefit to beneficiaries; and
> Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

PRO.120636-06	5

Fee Table

In this Section:

>    Maximum Contract Owner Transaction Expenses

>    Annual Contract Charge

>    Separate Account Annual Expenses

>    Optional Living Benefit Rider Charges

>    Hypothetical Examples

>    Fees Deducted by the Funds

Also see the “Fees” section for:

>    How, When and Why Fees are Deducted

>    Reduction, Waiver and/or Elimination of Certain Fees

>    Premium and Other Taxes

>    Optional Death Benefit Rider Charges

>    Optional Living Benefits Rider Charges

The following tables describe the fees and expenses that you will pay when buying, owning, and withdrawing from your contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, withdraw from the contract, take a loan from the contract or transfer cash value between investment options. State premium taxes may also be deducted.* See “The Income Phase” for fees that may apply after you begin receiving payments under the contract.

Maximum Contract Owner Transaction Expenses

Early Withdrawal Charge (as a percentage of purchase payments)[1]......7%

Partial Withdrawal Processing Fee[2].......................................................$25.00

Transfer Charge[3].......................................................................................$25.00

Loan Processing Fee[4]..............................................................................$25.00

Loan Interest Rate Spread (per annum)[5].................................................3.0%

Fund Redemption Fees[6]........................................may vary by fund

[1]    The early withdrawal charge for contracts applies to each purchase payment and reduces over time. In certain cases this charge may not apply to a portion or all of your withdrawal. These fees may be waived, reduced or eliminated in certain circumstances. See “Early Withdrawal Charge” in the “Fees” section.

[2] The Company reserves the right to charge a partial withdrawal processing fee not to exceed the lesser of 2% of the amount withdrawn or $25, including partial withdrawals made as a part of a systematic withdrawal program. We are not currently applying this fee. See “Early Withdrawal Charge” in the “Fees” section. See also “Systematic Withdrawals.”

[3] The Company does not currently impose a charge for transfers between the subaccounts or to or from the fixed interest options. However, we reserve the right to assess a $25 charge on any transfer or to limit the number of transfers.

[4] This is the maximum fee we would charge. We are not currently charging this fee. See “Loans.”

[5] This is the maximum difference between the rate applied and the rate credited on loans under the contract. Currently the loan interest rate spread is 2.5% per annum; however we reserve the right to apply a spread of up to 3.0% per annum. As of the date of this prospectus, we are applying a rate of 5.5% per annum and crediting 3% per annum. These rates are subject to change. See “Loans.”

6    If applicable, we may deduct the amount of any redemption fees imposed by the funds as a result of withdrawals, transfers, or other transactions. See “Fees - Fund Redemption Fees.”

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Annual Contract Charge[7].......................................................................$35.00

*State premium taxes (which currently range from 0% to 4% of premium payments) may apply, but are not reflected in the fee tables or examples. See “Premium and Other Taxes.”

PRO.120636-06	6

Separate Account Annual Expenses (as a percentage of average contract value)
	Standard Death Benefit	Return of Purchase Payment Death Benefit	Annual Stepped Up Death Benefit
Mortality & Expense Risk Charge[8]	1.40%	1.40%	1.40%
Administrative Expense Charge[9]	0.20%	0.20%	0.20%
Return of Purchase Payment Death Benefit Rider[10]	n/a	0.05%	n/a
Annual Stepped Up Death Benefit Rider[10]	n/a	n/a	0.25%
Total Separate Account Charges...........	1.60%	1.65%	1.85%

[7] This is the annual contract charge for the flexible premium series. The contract charge for transfer series contracts is $30. We reserve the right to waive the annual contract charge in certain circumstances. See “Fees - Annual Contract Charge.”

[8] Mortality and expense risk charges are deducted daily.

[9] The administrative expense charge will be deducted proportionately from amounts invested in the subaccounts on a quarterly basis, and at time of a full contract withdrawal.

[10] The charge for the Return of Purchase Payment Death Benefit Rider or the Annual Stepped Up Death Benefit Rider will be deducted proportionally from amounts invested in the subaccounts on a quarterly basis, and at time of a full contract withdrawal for the fee accumulated since the last quarterly charge.

Optional Living Benefit Rider Charges (available with transfer series only) Minimum Guaranteed Accumulation Benefit Rider
Term 10 Year	As a Maximum Annual Charge[11] 1.00% of the Guaranteed Accumulation Benefit Amount[12]	As a Maximum Quarterly Charge[11] 0.25% of the Guaranteed Accumulation Benefit Amount[12]

[11]  These are the maximum charges we may charge for this rider. As of the date of this prospectus, the annual charge for the 10 year term is 0.35% of the Guaranteed Accumulation Benefit Amount (0.0875% on a quarterly basis). Because an election to Reset the MGAB rider may have the effect of increasing the Guaranteed Accumulation Benefit Amount, and because the charge for the MGAB rider is based upon the Guaranteed Accumulation Benefit Amount, an election to Reset the MGAB rider may result in higher charges (as expressed in dollars), even if we have not raised the percentage charge. See “Optional Living Benefit Riders – Minimum Guaranteed Accumulation Benefit Rider” and “Fees – Optional Living Benefit Riders.”

12   If the MGAB rider is effective on the issue date of the contract, the Guaranteed Accumulation Benefit Amount is the total of the contract value at the start of the term, plus purchase payments received during the first contract year, reduced pro-rata for all partial withdrawals, loans and partial income phase payments taken during the term. If the rider is effective on a contract anniversary, the Guaranteed Accumulation Benefit Amount is equal to the contract value on that anniversary, plus purchase payments received in that contract year, reduced pro-rata for all partial withdrawals, loans, and partial income phase payments taken during the term. See “Optional Living Benefit Riders – Minimum Guaranteed Accumulation Benefit Rider.”

Minimum Guaranteed Withdrawal Benefit Rider
As a Maximum Annual Charge[13] 1.50% of the Guaranteed Withdrawal Base[14]	As a Maximum Quarterly Charge[13] 0.375% of the Guaranteed Withdrawal Base[14]

[13]  This is the maximum charge we may charge for this rider. As of the date of this prospectus, the annual charge is 0.55% of the Guaranteed Withdrawal Base (0.1375% on a quarterly basis).

[14] The Guaranteed Withdrawal Base is an amount used to determine the Annual Withdrawal Amount. If the rider is effective on the contract issue date, the initial Guaranteed Withdrawal Base is equal to the initial purchase payment, and is increased by purchase payments received in the first contract year. If the rider is effective on a contract anniversary, the Guaranteed Withdrawal Base is equal to the contract value on that date, and increased by purchase payments received in that contract year. Because an election to Reset the MGWB rider may have the effect of increasing the Guaranteed Withdrawal Base, and because the charge for the MGWB rider is based upon the Guaranteed Withdrawal Base, an election to Reset the MGWB rider may result in higher charges (as expressed in dollars), even if we have not raised the percentage charge. See “Optional Living Benefit Riders – Minimum Guaranteed Withdrawal Benefit Rider” and “Fees – Optional Living Benefit Riders.”

PRO.120636-06	7

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ fiscal year ended December 31, 2005 without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees and other expenses)	Minimum 0.27%	Maximum 1.65%

Hypothetical Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, including the maximum annual contract charge, separate account annual expenses, and fund fees and expenses. Both Examples assume election of the Annual Stepped Up Death Benefit. Example 2 (Transfer Premium Series) assumes election of the optional MGWB rider and also assumes that withdrawals are taken at the end of the year and do not exceed the Annual Withdrawal Amount. Example 2 also assumes that no Reset is taken in year 5 because the contract value does not exceed the Guaranteed Withdrawal Base.

Example 1 (Flexible Premium Series):

The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume an annual contract charge of $35 (converted to a percentage of assets equal to 0.605%), and the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire contract value at the end of the applicable time period:				(B) If you do not withdraw your entire contract value or if you select an income phase payment option at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$943	$1,205	$2,030	$4,168	$398	$1,205	$2,030	$4,168

The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume an annual contract charge of $35 (converted to a percentage of assets equal to 0.605%), and assume the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire contract value at the end of the applicable time period:				(B) If you do not withdraw your entire contract value or if you select an income phase payment option at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$828	$846	$1,442	$3,056	$276	$846	$1,442	$3,056

Example 2 (Transfer Premium Series):

The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume an annual contract charge of $30 (converted to a percentage of assets equal to 0.519%), and the maximum fees and expenses of the Eligible Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire contract value at the end of the applicable time period:				(B) If you do not withdraw your entire contract value or if you select an income phase payment option at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$1,071	$1,427	$2,254	$3,880	$501	$1,427	$2,254	$3,880

PRO.120636-06	8

The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume an annual contract charge of $35 (converted to a percentage of assets equal to 0.519%), and assume the minimum fees and expenses of the Eligible Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire contract value at the end of the applicable time period:				(B) If you do not withdraw your entire contract value or if you select an income phase payment option at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$1,043	$1,356	$2,147	$3,726	$475	$1,356	$2,147	$3,726

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the “Fees” section of this prospectus, and the fund prospectuses, for further information. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectuses.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. See “Fees - Fund Fees and Expenses” for additional information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. See “Fees - Fund Fees and Expenses” for additional information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

Condensed Financial Information

Understanding Condensed Financial Information. In Appendix V of this prospectus we provide condensed financial information about Separate Account N subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contracts.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Separate Account N and financial statements and the related notes to financial statements for ReliaStar Life Insurance Company are located in the Statement of Additional Information.

Separate Account N

We established Separate Account N (the separate account) on October 1, 2002 under the insurance laws of the State of Minnesota. The separate account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). It also meets the definition of “separate account” under the federal securities laws.

PRO.120636-06	9

The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of ReliaStar Life Insurance Company. All obligations arising under the contract are obligations of ReliaStar Life Insurance Company.

We may, if it is in the best interest of our contract holders:

> Manage the separate account as a management investment company under the 1940 Act;
> Deregister the separate account under the 1940 Act, if registration is no longer required;
> Combine the separate accounts of the Company; or
> Reallocate assets of the separate account to another separate account.

The Company

ReliaStar Life Insurance Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. We are a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc.

We are a stock life insurance company organized in 1885 and incorporated under the insurance laws of the State of Minnesota. We are an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management.

We offer individual life insurance and annuities, employee benefits and retirement contracts. We are authorized to do business in the District of Columbia and in all states, except New York.

Our Home Office: 20 Washington Avenue South Minneapolis, Minnesota 55401	Our Administrative Service Center: ING Service Center P.O. Box 5050 Minot, North Dakota 58702-5050

We are a charter member of the Insurance Marketplace Standards Association (IMSA). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

Regulatory Developments – the Company and the Industry. As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; revenue sharing and directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances

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where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in reports previously filed by affiliates of the Company with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

In September 2005, an affiliate of the Company, ING Fund Distributors, LLC (“IFD”) and one of its registered persons settled an administrative proceeding with the National Association of Securities Dealers, Inc. (“NASD”) in connection with frequent trading arrangements. IFD neither admitted nor denied the allegations or findings and consented to certain monetary and non-monetary sanctions. IFD’s settlement of this administrative proceeding is not material to the Company.

Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to the Company or certain affiliates before concluding their investigations relating to fund trading. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Insurance and Other Regulatory Matters. The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Options

The contracts offer variable investment options and up to two fixed interest options. Fixed Account D is available in flexible premium series contracts only.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Separate Account N, a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

Mutual Fund (fund) Descriptions: We provide brief descriptions of the funds in Appendix IV. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Administrative Service Center at the address and phone number listed in “Contract Overview-Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Eligible Funds. If you have selected the MGAB rider or the MGWB rider, you must remain invested at all times in one or more of the Eligible Funds in order to receive the benefits of these riders (other than during the free look period, when we may require you to invest in the money market option). As of the date of this prospectus, the following funds have been designated as Eligible Funds: ING Solution 2015 Portfolio, ING Solution 2025 Portfolio, ING Solution 2035 Portfolio, ING Solution 2045 Portfolio, and ING Solution Income Portfolio. Failure to remain so invested will result in the termination of the applicable rider, and no charges deducted under the rider will be

PRO.120636-06	11

refunded. Accordingly, you should not purchase one of these riders if you do not believe that you will be comfortable remaining invested in one or more of the Eligible Funds during the entire time the rider is in effect.

Fixed Interest Options. For a description of the fixed interest options, see Appendix I.

Selecting Investment Options

•      Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.

•      Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

•      Be informed. Read this prospectus, the fund prospectuses and Appendix I.

Limits on Availability of Options. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. See “Other Topics-Contract Modifications - Addition, Deletion or Substitution of Fund Shares.” We may also discontinue the availability of fixed interest options for new purchase payments and/or for transfers. Some subaccounts or fixed interest options may not be available in all contracts or in some states.

Limits on How Many Investment Options You May Select. Generally you may select no more than 18 investment options at any one time during the accumulation phase of your contract. Each subaccount and each fixed account selected counts towards this 18 investment option limit.

Limits Imposed by Underlying Funds. Most underlying funds have their own excessive trading policies, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation or transfer to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason.

Reinvestment. The funds described in this prospectus have, as a policy, the distribution of income, dividends and capital gains. There is, however, an automatic reinvestment of such distributions under the contracts described in this prospectus.

Insurance-Dedicated Funds. (Mixed and Shared Funding) The funds described in this prospectus are available only to insurance companies for their variable contracts. Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

> Mixed-bought for annuities and life insurance.
> Shared-bought by more than one company.

Possible Conflicts of Interest. It is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Separate Account N from participation in the funds which are involved in the conflict.

PRO.120636-06	12

Transfers Among Investment Options

Transfers among the fixed interest options are subject to the following conditions:

> During the accumulation phase you may transfer amounts among the available subaccounts, and from the subaccounts to Fixed Account D (for flexible premium series contracts).
> The amount available for transfer from Fixed Account D to the subaccounts is limited (see Appendix I).
> Fixed Account D is available only through flexible premium series contracts.
> Amounts may be transferred from the DCA Fixed Account to one or more subaccounts only, and requires participation in the dollar cost averaging program.
> The DCA Fixed Account is only available for purchase payments.
> Transfers to the DCA Fixed Account are not allowed.
> The DCA Fixed Account may be available under both types of contracts.
> The DCA Fixed Account is not available if you have selected one of the optional living benefit riders.

We do not currently charge a transfer fee. However, we reserve the right to charge a fee of $25 for each transfer and to limit the number of transfers, as well as establish minimum and maximum amounts for transfers. We also reserve the right to transfer the entire amount remaining in a subaccount in the event that a transfer request would bring this remaining amount below a specified amount.

Optional Living Benefit Riders (transfer premium series only). If you have elected the MGAB rider or MGWB rider, you are limited to investment in the Eligible Funds (other than during the free look period, when we may require you to invest in the money market option). While we will not restrict your ability to invest or transfer to other funds, if you do so, the applicable rider will be terminated. Accordingly, you should not purchase one of these riders if you do not believe that you will be comfortable remaining invested in one or more of the Eligible Funds during the entire time the rider is in effect. See “Optional Living Benefit Riders;” see also “Appendix II - Eligible Funds.”

Transfer Requests. Requests may be made in writing, by telephone (where allowed), and where available, electronically. Transfers must be made in accordance with the terms of the contract.

Limits Imposed by Underlying Funds. Most underlying funds have their own excessive trading policies, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation or transfer to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason.

Limits on Frequent or Disruptive Transfers. The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

• Increased trading and transaction costs;
• Forced and unplanned portfolio turnover;
• Lost opportunity costs; and
• Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

We have an excessive trading policy and monitor transfer activity. You will violate our excessive trading policy if your transfer activity:

• Exceeds our current definition of excessive trading, as defined below;
• Is identified as problematic by an underlying fund (even if the activity does not exceed our monitoring standard for excessive trading);
• Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved; or
• Is determined, in our sole discretion, to be not in the best interests of other contract owners.

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If we determine that you have violated our excessive trading policy we will take the following actions. Upon the first violation, we will send to you a one time warning letter. After a second violation we will suspend your transfer privileges via facsimile, telephone, email and the Internet, and your transfer privileges will be limited to submission by regular U.S. mail for a period of six months. Our suspension of your electronic transfer privileges will relate to all transfers, not just those fund(s) involved in the excessive transfer activity, and will extend to other Company variable annuity contracts and variable life insurance policies that you own. It may also be extended to other variable contracts and variable policies that are issued to you by our affiliates. At the end of the six month suspension period, your electronic transfer privileges will be reinstated. If, however, you violate our excessive trading policy again, after your electronic transfer privileges have been reinstated, we will suspend your electronic transfer privileges permanently. We will notify you in writing if we take any of these actions.

Additionally, if we determine that our excessive trading policy has been violated by a market-timing organization or an individual or other party that is authorized to give transfer instructions on your behalf, whether such violation relates to your contract or to another contract owner’s variable contract or policy, we will also take the following actions, without prior notice:

• Not accept transfer instructions from that organization, individual or other party; and
• Not accept preauthorized transfer forms from market timing organizations, individuals or other parties acting on behalf of more than one contract owner at a time.

Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs and transfers involving certain de minimis amounts when determining whether transfer activity is excessive.

The Company does not allow exceptions to our excessive trading policy. We reserve the right to modify our excessive trading policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our administrative service center or, if you are participating in the dollar cost averaging or automatic reallocation programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions: Security Measures. Telephone transactions may be available when you complete a telephone reallocation form and a personal identification number (PIN) has been assigned. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These may include recording calls on voice recording equipment, requiring completion of a “telephone reallocation” form, written confirmation of telephone instructions and use of a PIN to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

The Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price.

Currently, under this program you may elect one of the following transfer options:

DCA Fixed Account. You may direct us to automatically transfer amounts invested in the DCA Fixed Account to any one or more of the subaccounts over a specified period of time. Transfers from the DCA Fixed Account to Fixed Account D are not allowed. Only purchase payments may be allocated to the DCA Fixed Account.

>	Transfers from the DCA Fixed Account are made on a monthly basis.
>	We reserve the right to limit your participation in the DCA Fixed Account to once over the life of the contract

PRO.120636-06	14

>	Currently, transfers of substantially equal amounts are made over a period of six or twelve months. Other periods may also be available from time to time.
>	The DCA Fixed Account is not available if you have selected an optional living benefit rider.
>	You may have only one dollar cost averaging term at any one time.
>	The minimum initial deposit to a DCA Fixed Account term is $5,000.
>

If the dollar cost averaging program is discontinued prior to the end of the chosen term, the remaining balance of the DCA Fixed Account will be transferred to Fixed Account D if available under your contract. If Fixed Account D is not available, then such amounts will be transferred to the money market subaccount, unless you direct otherwise.

>

If the contract owner dies while dollar cost averaging from the DCA Fixed Account and the surviving spouse elects to continue the contract, the dollar cost averaging program will continue according to its terms, and the DCA Fixed Account will remain available for allocation of purchase payments, subject to any restrictions on the program.

Dollar cost averaging from the DCA Fixed Account will be automatically discontinued in the event that:

1. Death benefit proceeds become payable;
2. The contract is terminated; or
3. The contract owner elects to begin receiving income phase payments.

Interest Only. You may direct us to automatically transfer credited interest only from amounts invested in Fixed Account D (for flexible premium series contracts) to any one or more of the subaccounts.

>     Only automatic transfers of 100% of interest earned are allowed, and transfers to the DCA Fixed Account are not allowed. We will only transfer interest that is earned after you have elected this option. Reallocations may be made on a monthly, quarterly, semi-annual or annual basis.

>     To elect transfers of this type, your contract value must be at least $10,000 and the Fixed Account D value must be at least $5,000. We reserve the right to discontinue these transfers when the Fixed Account D value becomes less than $5,000.

> Amounts transferred are subject to and are counted toward the 20% limit on amounts that may be transferred from Fixed Account D in any rolling 12-month period. See Appendix I.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. Transfers made under this program do not count as transfers when determining the number of free transfers that may be made each contract year. Dollar cost averaging may be subject to additional restrictions or requirements. To obtain an application form or for additional information about this program, contact your sales representative or call us at the number listed in “Contract Overview-Questions: Contacting the Company.”

We reserve the right to discontinue, modify or suspend the dollar cost averaging program.

The Automatic Reallocation Program (Account Rebalancing). Account rebalancing allows you to reallocate your contract value to match the investment allocations you originally selected by transferring contract values from the subaccounts that have increased in value to those subaccounts that have declined in value or increased in value at a slower rate. Only contract values invested in the subaccounts may be rebalanced. We automatically transfer your contract value on each quarterly anniversary of the date we established your account (or any other date as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market.

There is currently no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each contract year. You are eligible to participate in this program if your contract value is at least $10,000. To apply, you must complete an application you may obtain by writing to us at the address listed in “Contract Overview-Questions: Contacting the Company.” You must choose the applicable subaccounts and the percentage of contract value to be maintained on a quarterly basis in each subaccount. All values in a selected subaccount will be available for rebalancing.

You may instruct us at any time to terminate this program by written request to us at the address listed in “Contract Overview - Questions: Contacting the Company.” Any value in a subaccount that has not been reallocated will remain in that subaccount regardless of the percentage allocation, unless you instruct us otherwise. If you wish to

PRO.120636-06	15

continue the reallocations after they have been terminated, you must complete an application and have at least $10,000 of contract value.

We reserve the right to discontinue, modify or suspend the account rebalancing program.

Transfers from the Fixed Accounts. Transfers from Fixed Account D are limited. For more information on transfers from the fixed interest options, see “Appendix I, The Fixed Accounts,” and your contract.

Purchase and Rights
Valuation Date: A day that the New York Stock Exchange is open for trading.

Use of an Annuity Contract in your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement arrangement (such as a 403(b) contract, IRA or a Roth IRA), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities may provide other features and benefits (such as the guaranteed death benefits and the lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

If you are considering an optional death benefit rider and your contract will be an IRA or used in conjunction with a qualified retirement plan, see “Tax Consequences of Living Benefits and Death Benefits” in the “Taxation” section.

How to Purchase

The contract holder may purchase a contract from us by completing an application and making an initial purchase payment or transferring an amount from another investment provider. At purchase, the contract holder also elects whether to purchase an optional death benefit rider and/or optional living benefit rider. Upon our approval we will issue a contract and set up an account.

For nonqualified contracts, the following purchase payment methods are allowed:

>	One lump sum;
>	Periodic payments; or
>	Transfer under Tax Code section 1035.

For IRA, Roth IRA, and 403(b) contracts, the following purchase payment methods are allowed:

>	One lump sum;
>	Periodic payments; or
>	Rollover or transfer payments, as permitted by the Tax Code.

The minimum periodic purchase payment amount we will accept under the flexible premium series is $50.

The minimum amount we will accept as an initial transfer under the transfer premium series for 403(b) contracts is $25,000. The minimum amount we will accept as an initial transfer under the transfer premium series for nonqualified, IRA and Roth IRA contracts is $10,000. The minimum amount we will accept as a subsequent transfer into the transfer premium series contract is $5,000.

We reserve the right to reject any purchase payment to an existing contract if the purchase payment exceeds $250,000, or if the purchase payment together with the contract value at the next valuation date exceeds $1,000,000. Any purchase payment not accepted by the Company will be refunded.

Any reduction of the minimum initial or subsequent purchase payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received. We reserve the right to change these rules from time to time.

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with

PRO.120636-06	16

your permission. If the application is rejected, we will notify you of the reasons and the application and any purchase payments will be returned to you.

Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. However, in situations where the contract provides for a refund of purchase payments upon the exercise of the right to cancel provision, we will credit the initial purchase payment to the ING VP Money Market portfolio during the right to cancel period, plus five calendar days. See “Right to Cancel.” Allocations must be in whole percentages and there are limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the “Investment Options” section.

Factors to Consider in the Purchase Decision. The decision to purchase a contract should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

1.    Long Term Investment - These contracts are long-term investments, and are typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan, or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in a contract. You should not participate in a contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½

2.    Investment Risk - The value of investment options available under the contracts may fluctuate with the markets and interest rates. You should not participate in a contract in order to invest in these options if you cannot risk getting back less money than you put in.

3.    Features and Fees - The fees for these contracts reflect costs associated with the features and benefits they provide. As you consider a contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

4.    Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If a contract will be replacement for another annuity contract, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under the contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any other increased charges that might apply under these contracts. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative.

Right to Cancel

When and How to Cancel. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our administrative service center or to your sales representative along with a written notice of cancellation.

Refunds. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your contract provides otherwise, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. In other words, where a refund of contributions is not required, you will bear the entire investment risk for amounts allocated

PRO.120636-06	17

among the subaccounts during this period and the amount refunded could be less than the amount paid. We will not deduct an early withdrawal charge, annual contract charge, administrative expense charge, or any rider charges from the amount we return to you. However, any mortality and expense risk charge deducted during the period you held the contract will not be returned. If your state requires, we will refund all purchase payments made, if that amount is higher than your contract value.

For contracts issued in states that require a refund of all purchase payments made, or if your contract is issued as an IRA or Roth IRA, we will credit the initial purchase payment to the ING VP Money Market Portfolio subaccount during the right to cancel period, plus five calendar days. If you cancel your contract within ten days of receipt, we will refund all purchase payments made or the contract value, whichever is greater. If you choose to keep the contract, the purchase payments will be then allocated among the investment options you selected.

Optional Living Benefit Riders

Subject to state availability, you may elect one of the optional living benefit riders, the Minimum Guaranteed Accumulation Benefit (“MGAB”) rider or the Minimum Guaranteed Withdrawal Benefit (“MGWB”) rider, discussed below. If you have purchased the contract prior to July 1, 2005, you must wait until a contract anniversary after applicable state approval (up to the third contract anniversary) in order to purchase one of these riders. Only one of these riders may be purchased or in effect at any given time. Each rider has a separate charge. See “Fees – Optional Living Benefit Riders.” The optional living benefit riders are only available with transfer premium series contracts.

The optional living benefit riders may not be suitable for all investors. You should analyze each rider thoroughly and understand it completely before you select one. The optional living benefit riders do not guarantee any specific return of principal or premium payments and do not guarantee performance of any specific investment portfolio under the contract. If you purchase the MGAB rider, loans may adversely impact the additional amount paid under the rider, and there may be adverse tax consequences from taking a loan while the rider is in effect. You should not purchase the MGWB rider if amounts held under the contract are subject to withdrawal restrictions under the Internal Revenue Code (including but not limited to 403(b) contracts) or subject to any state or plan level withdrawal restrictions. You should consult a qualified financial or tax adviser when evaluating these riders, including purchase of these riders or the election of any applicable Reset.

If you have selected the MGAB rider or the MGBW rider, you must remain invested at all times in one or more of the Eligible Funds in order to receive the benefits of these riders (other than during the free look period, when we may require you to invest in the money market option). See “Eligible Funds” below. Failure to remain so invested will result in the termination of the applicable rider, and no charges deducted under the rider will be refunded. Accordingly, you should not purchase one of these riders if you do not believe that you will be comfortable remaining invested in one or more of the Eligible Funds during the entire time the rider is in effect.

Definitions. The following terms are used in this section:

Adjusted Contract Value (MGAB rider only). The Adjusted Contract Value is equal to the contract value minus the sum of all loan repayments made since the term began, if any (if the contract allows loans), that have been allocated to the subaccounts during that term.

Eligible Funds (MGAB and MGWB riders). As of the date of this prospectus, the ING Solution 2015 Portfolio, the ING Solution 2025 Portfolio, the ING Solution 2035 Portfolio, the ING Solution 2045 Portfolio, and the ING Solution Income Portfolio, as well as such additional funds as we may identify from time to time. You must invest exclusively in one or more of the Eligible Funds during the entire time a rider is in effect.

End of Term Date (MGAB rider only). The date shown on your MGAB rider schedule on which the additional amount is calculated. If that date is not a valuation date, then the End of Term Date is the next valuation date immediately following that date.

Reset (MGAB and MGWB riders). A Reset in the Guaranteed Accumulation Benefit Amount (for the MGAB rider) or the Guaranteed Withdrawal Base and Remaining Guaranteed Balance (for the MGWB rider), to an amount equal to 100% of the contract value, determined as of the Reset Date.

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Reset Date (MGAB and MGWB riders). The date shown on the applicable rider schedule on which you may elect a Reset in the Guaranteed Accumulation Benefit Amount (for the MGAB rider) or the Guaranteed Withdrawal Base and Remaining Guaranteed Balance (for the MGWB rider). See “Reset of Guaranteed Accumulation Benefit Amount” and “Reset of Guaranteed Withdrawal Base and Remaining Guaranteed Balance.”

Term (MGAB rider only). The period of time specified on the MGAB rider schedule that begins on the effective date of the rider or on a Reset Date.

Valuation Date (MGAB and MGWB riders). Any normal business day, Monday through Friday, on which the New York Stock Exchange is open.

Minimum Guaranteed Accumulation Benefit (“MGAB”) Rider. The MGAB rider is an optional living benefit that provides you with a minimum guaranteed accumulation benefit intended to guarantee a minimum contract value at the end of a specified waiting period, called a term. Subject to the terms and conditions outlined below, and as described in your contract rider, we will increase the contract value by an additional amount (see “Additional Amount” in this section) if, at the end of the term, the contract value or Adjusted Contract Value, as applicable, is less than the Guaranteed Accumulation Benefit Amount. The Guaranteed Accumulation Benefit Amount is a calculation used to determine the MGAB amount and related charges only. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your income phase payments, withdrawal value or death benefit values.

The contract offers a 10 year MGAB rider term, which has a 10 year waiting period.

Subject to the restrictions outlined below, the MGAB rider guarantees that your contract value at the end of the 10 year waiting period will be at least equal to the Guaranteed Accumulation Benefit Amount. The Guaranteed Accumulation Benefit Amount is equal to your contract value at the start of the MGAB term, plus 100% of eligible purchase payments (as defined below), reduced pro-rata for partial withdrawals, loans, and partial income phase payments (as described in the “Income Phase Payment Options” section of the prospectus) taken from the contract during the term. The pro-rata adjustment is calculated by multiplying the Guaranteed Accumulation Benefit Amount prior to a withdrawal, loan, or the initiation of partial income phase payments by the fraction (A)/(B), where:

(A) is the amount of the withdrawal (including any applicable early withdrawal charge), loan, or partial income phase payment; and

(B) is the contract value immediately prior to the withdrawal, loan, or partial income phase payment.

The Adjusted Contract Value does not include any loan repayment amounts, or any interest credited on such repayments, and such repayments and interest do not impact the calculation of the Guaranteed Accumulation Benefit Amount.

If the rider is purchased on the issue date of the contract, eligible purchase payments include all purchase payments received during the first contract year. If the rider is purchased on a contract anniversary, eligible purchase payments include all purchase payments received in the contract year following purchase.

For purposes of determining the contract value at the beginning of the term, if the rider is purchased on the issue date of the contract, the contract value is equal to the initial purchase payment, increased by any eligible purchase payments. In this case, the MGAB rider may not be appropriate for you if you plan to make substantial purchase payments after your first contract anniversary, or may be more appropriate if purchased on a subsequent anniversary. If the rider is purchased on a contract anniversary, the initial Guaranteed Accumulation Benefit Amount is equal to the contract value on that contract anniversary, increased by any eligible purchase payments. If you elect a Reset in the Guaranteed Accumulation Benefit Amount, the Guaranteed Accumulation Benefit Amount is equal to the contract value on that contract anniversary and is not increased by any subsequent purchase payments. In this case, the MGAB rider may not be appropriate for you if you plan to make substantial premium payments after the Reset Date.

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Purchase. Subject to state availability, the MGAB rider may be purchased on the issue date of the contract, or on the first (1st), second (2nd), or third (3rd) contract anniversary. Purchase of the MGAB rider is subject to the following restrictions:

1.	The contract owner and annuitant must be age 80 or younger on the effective date of the MGAB rider;
2.	You must invest exclusively in one or more of the Eligible Funds during the entire term;
3.	You cannot have an outstanding loan balance under the contract (where allowed);
4.	You may not invest in the DCA Fixed Account or any other fixed account that may be available under the contract during the time the MGAB rider is in effect;
5.

Your election of the MGAB rider must be received at our administrative service center, in good order, within thirty (30) days after the issue date of the contract or the 1st, 2nd, or 3rd contract anniversary; and

6.	You cannot have previously terminated an MGAB rider purchased under the contract.

We reserve the right to make other purchase dates available. The issue date or contract anniversary closest to your election of the MGAB rider is the effective date of the rider.

Charges for the Minimum Guaranteed Accumulation Benefit Rider. We impose a charge for the MGAB rider, which is described in the fee table to this prospectus. Charges for the rider may change if you have elected a Reset. The charge will never exceed the charge in effect for new issues of the same rider, and will not result in a charge that exceeds the maximum charge specified on the rider schedule. Because an election to Reset the MGAB rider may have the effect of increasing the Guaranteed Accumulation Benefit Amount, and because the charge for the MGAB rider is based upon the Guaranteed Accumulation Benefit Amount, an election to Reset the MGAB rider may result in higher charges (as expressed in dollars) even if we have not raised the percentage charge. THE PERCENTAGE CHARGE FOR THE MGAB RIDER WILL IN NO EVENT EXCEED THE MAXIMUM PERCENTAGE CHARGE DISCLOSED IN THE FEE TABLE.

See “Fee Table” and “Fees - Optional Rider Charges.”

Reset of Guaranteed Accumulation Benefit Amount. If a Reset Date is shown on your MGAB rider schedule, you may elect to increase the Guaranteed Accumulation Benefit Amount to an amount equal to 100% of the contract value as of the Reset Date provided:

1.	The age of each contract owner and annuitant is 80 or younger on the Reset Date;
2.	You may invest exclusively in one or more of the Eligible Funds during the entire term;
3.	You do not have an outstanding loan balance under the contract (if applicable) on the Reset Date;
4.	You may not invest in the DCA Fixed Account or any other fixed account which may be available under the contract during the time the MGAB rider is in effect; and
5.

Your election of a Reset in the Guaranteed Accumulation Benefit Amount is received, in good order, at our administrative service center within thirty (30) days after the contract anniversary on which the Reset may be purchased.

If you elect a Reset of the Guaranteed Accumulation Benefit Amount, it will be adjusted for subsequent partial withdrawals, loans, and partial income payments, as noted in “Minimum Guaranteed Benefit Rider” above.

For riders we are currently issuing, the Reset Date is the fifth anniversary of the effective date of the rider.

Charges for the rider may change if you have elected a Reset. See “Charges for the Minimum Guaranteed Accumulation Benefit Rider” and “Fees - Optional Living Benefit Riders.”

Additional Amount. If the contract value or Adjusted Contract Value, as applicable, is less than the Guaranteed Accumulation Benefit Amount on the End of Term Date, we will apply an additional amount to the contract on the next valuation date following the End of Term Date. This additional amount will be equal to the difference between the Guaranteed Accumulation Benefit Amount and the contract value on the End of Term Date. If your contract permits loans, the additional amount will be equal to the difference between the Guaranteed Accumulation Benefit Amount and the Adjusted Contract Value as of the End of Term Date.

The additional amount applied, if any, will be allocated pro-rata to the subaccounts that you are invested in as of the

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End of Term Date. We will not apply an additional amount if the contract value or Adjusted Contract Value, as applicable, as of the End of Term Date is greater than the Guaranteed Accumulation Benefit Amount.

Minimum Guaranteed Accumulation Benefit and Death Benefits. Generally, you must be living on the End of Term Date in order to have an additional amount applied to your contract, as described above. As noted in the “Termination” section, death prior to the end of a rider term generally results in the termination of the rider. In this event, the amount payable to your beneficiary will depend upon the death benefit you have elected under the contract, including any optional enhanced death benefit.

In the event that your spouse is allowed to continue the contract after your death, and elects to do so, the rider will not terminate. Instead, any death benefit payable under the contract (including any optional death benefit, if elected), will be added to your contract value, and the MGAB rider will continue in effect. There is no change to the amount of the Guaranteed Accumulation Benefit Amount, End of Term Date, or the charge for the MGAB rider.

In this situation, the surviving spouse may elect to continue the rider at the current charge until the End of Term Date, terminate the rider, or Reset the rider on the next Reset Date, if applicable.

Repurchase. If a repurchase date is shown on the rider schedule, you may elect to repurchase the rider or any other MGAB rider available for sale by us in connection with the contract on that date for another term, provided that you meet the terms and conditions for purchasing the rider at that time.

The Guaranteed Accumulation Benefit Amount at the start of the new term will equal the contract value on the repurchase date and will include the additional amount, if any, paid under the prior term. The repurchase date will generally be the next valuation date after the end of a term.

Charges for the rider may change if you have elected to repurchase the rider at the end of a term. The charge will never exceed the charge in effect for new issues of the same rider. If we are no longer issuing the rider, any change in charges will not result in a charge that exceeds the maximum charge specified on the rider schedule. See “Fees – Optional Living Benefit Riders.”

Termination. The rider will automatically terminate at the end of the term, or if earlier, upon the occurrence of one of the following:

1.	If any portion of your contract value is not invested in one of the Eligible Funds;
2.	If the contract is terminated in accordance with the provisions of the contract;
3.	On the Death Benefit Valuation Date, unless the contract is continued by your spouse, in which case the rider may continue with your surviving spouse as contract owner;
4.	If the ownership of this contract changes and the new contract owner is other than your spouse; or
5.	If you initiate income phase payments (full income phase payments only).

The rider has no surrender value or other non-forfeiture benefits upon termination. Prior to the end of a term, this rider does not provide any benefits.

Definitions. The following definitions apply only to the Minimum Guaranteed Withdrawal Benefit rider:

Annual Withdrawal Amount. The maximum amount that can be withdrawn under the MGWB rider each contract year without causing the recalculation of the Guaranteed Withdrawal Base. The Annual Withdrawal Amount on any day after the effective date of the rider is equal to the lesser of:

1.	5% of the Guaranteed Withdrawal Base as of that day, less cumulative withdrawals (including income phase payments) made during the contract year; or
2.	the Remaining Guaranteed Balance as of that day.

The Annual Withdrawal Amount will never be less than zero.

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Guaranteed Withdrawal Base. An amount used to determine the Annual Withdrawal Amount and the MGWB charge. If the MGWB rider is effective on the contract issue date, the initial Guaranteed Withdrawal Base is equal to the initial purchase payment, increased by any purchase payments received during the first contract year. In this case the MGWB rider may not be appropriate for you if you plan to make substantial purchase payments after your first contract anniversary, or may be more appropriate if purchased on a subsequent anniversary. If the MGWB rider is effective on a contract anniversary, the initial Guaranteed Withdrawal Base is equal to the contract value on that contract anniversary increased by purchase payments received in that contract year. In this case, the MGWB rider may not be appropriate for you if you plan to make substantial premium payments after the contract anniversary following the anniversary on which your rider would become effective.

Remaining Guaranteed Balance. The amount available for future withdrawals made under the MGWB rider. The Remaining Guaranteed Balance will never be less than zero.

Minimum Guaranteed Withdrawal Benefit (“MGWB”) Rider. The MGWB rider is an optional living benefit that provides you with an MGWB intended to allow for minimum withdrawals up to the Annual Withdrawal Amount, regardless of market performance, until the Remaining Guaranteed Balance equals zero. For purposes of the MGWB rider, the term “withdrawal” includes any applicable early withdrawal charges and charges for state and federal taxes (including premium taxes), if applicable, as well as income phase payments (including partial income phase payments). Amounts withdrawn under the MGWB rider will reduce the contract value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges, and deductions, including withdrawal charges, if applicable, as withdrawals otherwise made under the contract. For examples of specific applications of the MGWB rider, see “Appendix III – MGWB Rider Examples.”

If a withdrawal does not exceed the Annual Withdrawal Amount immediately prior to that withdrawal, the Guaranteed Withdrawal Base will remain unchanged. The Remaining Guaranteed Balance will decrease by the withdrawal amount, immediately following the withdrawal. See Example D in “Appendix III – MGWB Rider Examples.” If under the contract you are required to take required minimum distributions and distributions exceed the Annual Withdrawal Amount, the Guaranteed Withdrawal Base will remain unchanged. The Remaining Guaranteed Balance will decrease by the withdrawal amount, immediately following the withdrawal. See Example F in “Appendix III – MGWB Rider Examples.”

If a withdrawal exceeds the Annual Withdrawal Amount immediately prior to that withdrawal, we will adjust the Guaranteed Withdrawal Base and Remaining Guaranteed Balance immediately following the withdrawal to the lesser of:

1.	The contract value immediately after the withdrawal; or
2.	The Remaining Guaranteed Balance immediately prior to the withdrawal, less the withdrawal amount.

See Example E in “Appendix III – MGWB Rider Examples.” A withdrawal may not exceed the amount available for withdrawal under the contract if such withdrawal would exceed the Annual Withdrawal Amount. If a withdrawal exceeds the Annual Withdrawal Amount and reduces the contract value to zero, the contract is terminated.

Automatic Withdrawal Status. If a withdrawal: (a) does not exceed the Annual Withdrawal Amount; and (b) reduces the contract value to zero, the MGWB rider enters automatic withdrawal status. This is the only circumstance in which the MGWB rider may enter into automatic withdrawal status.

Once the MGWB rider enters automatic withdrawal status, the MGWB will be payable, subject to the conditions below. The MGWB consists of:

1.    Automatic Periodic Payments: Automatic periodic payments will be made annually beginning on the contract anniversary following the date the MGWB rider enters automatic withdrawal status. We may make other payment frequencies available. The amount of each automatic periodic payment will equal the Annual Withdrawal Amount, until the Remaining Guaranteed Balance is reduced to zero. If the Remaining Guaranteed Balance is less than or equal to the Annual Withdrawal Amount at the time an automatic periodic payment is due, that payment will equal the Remaining Guaranteed Balance, and it will be the final automatic periodic payment.

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2.    The MGWB Death Benefit: While the MGWB rider is in automatic withdrawal status, automatic periodic payments will cease on the Death Benefit Valuation Date, and the MGWB death benefit payable shall be the Remaining Guaranteed Balance. See Example H in “Appendix III - MGWB Rider Examples.” Such amount shall be payable in a single lump sum to the person entitled to death proceeds under the contract, subject to normal lump-sum death benefit payment procedures. See “Death Benefit.”

While the MGWB rider is in automatic withdrawal status, the following restrictions apply:

1.	No further purchase payments under the contract are allowed;
2.	No further charges under the contract will apply;
3.	The contract will provide no further benefits other than as provided under the MGWB rider;
4.	Any other contract rider shall terminate unless specified otherwise in the rider; and
5.	The contract and MGWB rider will terminate at the earliest of (a) payment of the final automatic periodic payment or (b) payment of the MGWB death benefit.

You should be aware that if the MGWB rider enters automatic withdrawal status, any optional enhanced death benefit riders will be terminated and will not apply.

Purchase. Subject to state availability, the MGWB rider may be purchased on the issue date of the contract, or on the first (1st), second (2nd), or third (3rd) contract anniversary. Purchase of the MGWB rider is subject to the following restrictions:

1.	The contract owner and annuitant must be age 80 or younger on the effective date of the MGWB rider;
2.	You must invest exclusively in one or more of the Eligible Funds during the entire term;
3.	You cannot have an outstanding loan balance under the contract (where allowed) and you may not initiate a loan while this rider is in effect;
4.	You may not invest in the DCA Fixed Account or any other fixed account that may be available under the contract during the time the MGWB rider is in effect;
5.

Your election of the MGWB rider must be received at our administrative service center in good order, within thirty (30) days after the issue date of the contract or the 1st, 2nd, or 3rd contract anniversary; and

6.	You have not previously terminated an MGWB rider purchased under the contract.

We reserve the right to make other purchase dates available. The issue date or contract anniversary closest to your election of the MGWB rider is the effective date of the rider.

Charges for the Minimum Guaranteed Withdrawal Benefit Rider. We impose a charge for the MGWB rider, which is disclosed in the fee table to this prospectus. Charges for the rider may change if you have elected a Reset. The charge will never exceed the charge in effect for new issues of the same rider, and will not result in a charge that exceeds the maximum charge specified on the rider schedule. Because an election to Reset the MGWB rider may have the effect of increasing the Guaranteed Withdrawal Base, and because the charge for the MGWB rider is based upon the Guaranteed Withdrawal Base, an election to Reset the MGWB rider may result in higher charges (as expressed in dollars) even if we have not raised the percentage charge. CHARGES FOR THE MGWB RIDER WILL IN NO EVENT EXCEED THE MAXIMUM CHARGES DISCLOSED IN THE FEE TABLE.

See “Fee Table” and “Fees - Optional Rider Charges.”

Initial Values. The Guaranteed Withdrawal Base, Remaining Guaranteed Balance and Annual Withdrawal Amount are initially determined on the effective date of the rider as follows:

1.    If the MGWB rider is effective on the issue date of the contract, the Guaranteed Withdrawal Base and Remaining Guaranteed Balance are equal to the initial purchase payment (see Example A in “Appendix III - MGWB Rider Examples”).

2. If the MGWB rider is effective on a contract anniversary, the Guaranteed Withdrawal Base and Remaining Guaranteed Balance are equal to the contract value on that contract anniversary.

3.    The initial Annual Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Base (see Example A in “Appendix III - MGWB Rider Examples”). Only 5% per year may be withdrawn, and any unused withdrawals do not carry over into future years.

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Subsequent Purchase Payments. Eligible purchase payments (defined as all purchase payments made during the first year after the rider effective date), will result in an increase in the Guaranteed Withdrawal Base and Remaining Guaranteed Balance equal to the amount of each eligible purchase payment. Purchase payments made after a Reset Date are not considered eligible purchase payments. See Examples B and C in “Appendix III - MGWB Rider Examples.”

Reset Option. If allowed under your MGWB rider, you may elect to Reset the Guaranteed Withdrawal Base and Remaining Guaranteed Balance to an amount equal to 100% of the contract value as of the Reset Date, provided:

1. The age of each contract owner and annuitant is 80 or younger on the Reset Date;
2. You must invest exclusively in one or more of the Eligible Funds during the entire term;
3. You may not invest in the DCA Fixed Account or any other fixed account which may be available under the contract during the time the MGWB rider is in effect; and
4. Your election of a Rest is received, in good order, at our administrative service center within thirty (30) days after the contract anniversary on which the Reset may be purchased.

An election to Reset the MGWB rider may result in the resetting of the Guaranteed Withdrawal Base to an amount lower than prior to the Reset. This may result in a decrease in the Annual Withdrawal Amount as well as a decrease in the amount charged.

As of the date of the Reset, the Annual Withdrawal Amount is reset to equal 5% of the new Guaranteed Withdrawal Base. If there are subsequent withdrawals that exceed the Annual Withdrawal Amount, the Remaining Guaranteed Balance is adjusted downward, and the Guaranteed Withdrawal Base will also be adjusted. See “Minimum Guaranteed Withdrawal Benefit (“MGWB”) Rider.”

If allowed under your MGWB rider, you may elect the Reset option on the 5th and 10th anniversary of the effective date of the MGWB rider. See Example G in “Appendix III - MGWB Riders.”

Charges for the MGWB rider may change if you elect to Reset. See “Charges for the Minimum Guaranteed Withdrawal Benefit Rider” and “Fees - Optional Living Benefit Riders.”

Death of Owner or Annuitant. If you, or the annuitant if the contract owner is a non-natural person, dies while the MGWB rider is not in automatic withdrawal status, the MGWB rider will terminate on the Death Benefit Valuation Date and no further MGWB rider benefits will apply. In this circumstance, the death benefit will be determined in accordance with the standard death benefits available under the contract, including any optional enhanced death benefit, if selected by the contract holder. See the “Death Benefit” section. If the surviving spouse of the deceased contract owner continues the contract, and if as a result, the contract value increases, the following will apply:

1. The Guaranteed Withdrawal Base and Remaining Guaranteed Balance will be increased based on the increased contract value;
2. The MGWB rider charges will be the same as the charges in effect for new MGWB rider issues as of that date; and
3. The MGWB will continue in effect.

Termination. Except as provided under the automatic withdrawal status section, the MGWB rider will automatically terminate upon the occurrence of one of the following:

1. If any portion of your contract value is not invested in one of the Eligible Funds;
2. If the contract is terminated in accordance with the provisions of the contract;
3. On the Death Benefit Valuation Date, unless the contract is continued by your spouse, in which case the rider will continue with your surviving spouse as contract owner;
4. If the ownership of this contract changes and the new contract owner is other than your spouse;
5. If a loan is initiated; or
6. If you initiate income phase payments (full income phase payments only).

The rider has no surrender value or other non-forfeiture benefits upon termination. Prior to the payment of benefits under the MGWB rider, this rider does not provide any additional benefits.

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Fees

The following repeats and adds to information provided in the “Fee Table” section. Please review both sections for information on fees.

MAXIMUM TRANSACTION FEES

Early Withdrawal Charge

Withdrawals of all or a portion of your contract value may be subject to a charge.

Amount. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your contract.

Types of Fees

There are three types of fees or deductions that may affect your contract.

TRANSACTION FEES

>    Early Withdrawal Charge

>    Annual Contract Charge

>    Transfer Charge

>    Redemption Fees

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

>     Mortality and Expense Risk Charges

>     Administrative Expense Charge

>    Optional Death Benefit Rider Charges

>    Optional Living Benefit Rider Charges

FUND FEES AND EXPENSES

Years from Receipt of Purchase Payment	Early Withdrawal Charge (as Percentage of Purchase Payments)[1]
Less than 1 1 or more but less than 2 2 or more but less than 3 3 or more	7% 6% 4% 0%
[1]For 403(b) flexible series contracts only, and all contracts issued in the State of Utah, the early withdrawal charge is 0% after the tenth contract year.

Withdrawal Charge Applicable to Fixed Interest Options. The value of purchase payments allocated to Fixed Account D and the DCA Fixed Account are included in the calculation of the withdrawal charge upon partial or full withdrawal of amounts from the contract. However, the portion of the withdrawal charge attributable to the amount withdrawn from Fixed Account D will be waived. The amount that will be waived will be equal to the withdrawal charge as calculated above, multiplied by the percentage that the amount withdrawn from Fixed Account D bears to the total amount withdrawn. There is no waiver applicable to amounts withdrawn from the DCA Fixed Account.

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charges, and the administrative charge, to make up the difference.

First In, First Out. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we assume earnings are withdrawn first, followed by amounts attributable to purchase payments, with the “oldest” purchase payments withdrawn first.

For example: If your initial purchase payment was made two years ago, we will deduct an early withdrawal charge equal to 4% of the portion of that purchase payment subject to a withdrawal charge. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your contract in the order they were received.

Waiver. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

> Used to provide income phase payments to you;
> Paid due to the contract owner’s death during the accumulation phase;
> Paid due to your disability (as defined in the Tax Code and subject to the restrictions below);
> Paid due to separation from service with your employer after age 55 (available beginning five years from the issue date, for 403(b) contracts only);

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> Paid when the contract owner has been diagnosed with a terminal illness (subject to the restrictions below);
> Paid due to extended confinement in a licensed hospital or qualified long term care facility (subject to the restrictions below);
> Paid upon termination of your contract by us (see “Other Topics - Involuntary Terminations”).

Disability Waiver. Waiver of the early withdrawal charge for disability is subject to the following conditions. We will waive the early withdrawal charge when you: (1) are legally permitted to make a withdrawal; (2) become disabled within the meaning of Tax Code section 72(m)(7) (as amended) after the issue date of the contract; (3) are receiving Social Security disability or state long-term disability benefits; and (4) notify us in writing of the disability prior to receiving the withdrawal.

This waiver may be subject to other limitations described in your contract.

Extended Confinement Waiver. Waiver of the early withdrawal charge in the event of extended confinement is subject to the following conditions. We will waive the early withdrawal charge when you are legally permitted to make a withdrawal if you have been confined to a licensed hospital or a qualified long term care facility for a period of at least sixty (60) consecutive days prior to your request and after the issue date of the contract. We will require satisfactory proof of such confinement, as provided in your contract.

To qualify, a licensed hospital must be (1) licensed as a hospital by the state in which it is located; (2) supervised by a staff of licensed physicians; and (3) operated primarily for the care and treatment of sick and injured inpatients for a charge. A long term care facility includes (1) a skilled nursing facility; (2) an intermediate care facility; or (3) a residential care facility. The long term care facility must be (1) licensed by an appropriate licensing agency to provide nursing care; (2) provide 24-hour-a-day nursing services; (3) have a doctor available for emergency situations; 4) have a nurse on duty or on call at all times; (5) maintain clinical records; and (6) have appropriate methods for administering drugs. A long term care facility does not include (1) an institution that primarily treats drug addiction or alcoholism; (2) a home for the aged or mentally ill; (3) a community living center; or (4) an institution that primarily provides residency or retirement care.

This waiver may be subject to other limitations described in your contract.

Terminal Illness Withdrawal. Subject to state availability and where allowed by law, if you develop a terminal illness, you may request a full withdrawal of the unloaned contract value equal to the death benefit (including, if applicable, the death benefit due under one of the optional death benefit riders). In order for this benefit to be paid, the diagnosis of the terminal illness must occur prior to entering the income phase, and notice acceptable to us must be received prior to entering the income phase and during your lifetime.

Exercise of this provision is subject to the following conditions. We must receive notice that you have been diagnosed with a terminal illness by a physician licensed to practice medicine and treat illness or injury in the state which the treatment is received and who is acting within the scope of that license. At our expense, we reserve the right to have a physician of our choice examine you, and reserve the right to rely upon the diagnosis of a physician we choose. For purposes of this provision, notice of terminal illness means a written statement, signed by a physician, that: a) gives the physician’s diagnosis of your noncorrectable medical condition; b) includes documentation supported by clinical, radiological or laboratory evidence of the condition; and c) states that, within reasonable medical certainty, the noncorrectable medical condition will result in your death in six (6) months or less from the date of the notice.

Only one withdrawal may be made under this provision. The withdrawal will be paid in lieu of any other benefit payable under the contract. No benefit will be paid if your terminal illness is the result of self-inflicted injuries. This provision may be subject to other limitations described in your contract.

For 403(b) contracts, this withdrawal is only available if you otherwise are allowed to make a withdrawal under Tax Code section 403(b)(11). See “Taxation.”

10% Free Out. During any contract year the contract owner may withdraw a portion of the contract value without an early withdrawal charge.

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For each contract year, the amount available for withdrawal without an early withdrawal charge will equal amounts attributable to earnings, plus eligible purchase payments. Eligible purchase payments include all purchase payments not subject to the early withdrawal charge, plus 10% of the remaining purchase payments at the beginning of a contract year that are still subject to an early withdrawal charge, plus 10% of purchase payments received during that contract year.

Partial Withdrawal Processing Fee. We reserve the right to charge a partial withdrawal processing fee not to exceed the lesser of $25 or 2% of the amount withdrawn. We are not currently applying this fee.

Annual Contract Charge

Maximum Amount. $30.00 for transfer premium series contracts, $35.00 for flexible premium series contracts.

When/How. Each year during the accumulation phase we deduct this fee from your contract value invested in the subaccounts. We deduct it on your contract anniversary and at the time of full withdrawal.

Purpose. This fee reimburses us for our administrative expenses related to the establishment and maintenance of your contract.

Waiver. We reserve the right to waive the annual contract charge under certain circumstances such as if your contract value exceeds $50,000 on the date this fee is to be deducted. However, we reserve the right to reinstate the fee on contracts qualifying for this waiver.

Transfer Charge

Amount. We do not currently charge a transfer fee. However, we reserve the right to charge a fee of $25 per transfer for any transfer and to limit the number of transfers.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers, or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds' fees and expenses, review each fund's prospectus.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

Mortality and Expense Risk Charges

Maximum Amount. The amount of this charge, on an annual basis, is equal to 1.40% of the daily value of amounts invested in the subaccounts. This charge is deducted daily.

Purpose. This fee compensates us for mortality and expense risks we assume under the contracts.

>     The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits and other payments we make to owners or beneficiaries of the contracts.

> The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

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Administrative Charge

Maximum Amount. The maximum administrative charge under the contract is equal to 0.20% of the daily value of amounts invested in the subaccounts. It is deducted quarterly and at time of a full withdrawal.

Purpose. This charge helps defray the cost of providing administrative services under the contract and the subaccounts. There is not necessarily a relationship between the amount of the charge imposed on any given contract and the amount of expenses that may be attributable to that contract.

Optional Death Benefit Rider Charges.

In addition to the standard death benefit, you may purchase one of two optional death benefit riders that you may elect at issue, subject to state availability. There is an additional charge if you have selected the Return of Purchase Payment Death Benefit or Annual Stepped Up Death Benefit. Charges for these optional death benefit riders are as follows:

Return of Purchase Payment Death Benefit: 0.05% assessed on the average daily separate account contract value and deducted proportionally from amounts invested in the subaccounts, on a quarterly basis.

Annual Stepped Up Death Benefit: 0.25% assessed on the average daily separate account contract value and deducted proportionally from amounts invested in the subaccounts, on a quarterly basis.

See “Death Benefit” for further details on the optional death benefit riders.

Optional Living Benefit Rider Charges   (Transfer Premium Series Contracts Only)

Subject to state availability, you may purchase one of the optional living benefit riders at issue, or on your first through third contract anniversary. There is an additional charge if you select either the Minimum Guaranteed Accumulation Benefit (“MGAB”) rider or the Minimum Guaranteed Withdrawal Benefit (“MGWB”) rider. Charges for these optional living benefit riders are as follows:

Minimum Guaranteed Accumulation Benefit Rider:

Current Charge: 0.35% assessed on the Guaranteed Accumulation Benefit Amount as of the valuation date (as defined in the “Optional Living Benefit Riders” section) immediately preceding the date deducted, deducted quarterly from amounts invested in the subaccounts. For an explanation of how the Guaranteed Accumulation Benefit Amount is calculated, see “Optional Living Benefit Riders – Minimum Guaranteed Accumulation Benefit (“MGAB”) Rider.”

Maximum Charge: 1.00% assessed on the Guaranteed Accumulation Benefit Amount as of the valuation date (as defined in the “Optional Living Benefit Riders” section) immediately preceding the date deducted, deducted quarterly from amounts invested in the subaccounts. For an explanation of how the Guaranteed Accumulation Benefit Amount is calculated, see “Optional Living Benefit Riders – Minimum Guaranteed Accumulation Benefit (“MGAB”) Rider.”

Because an election to Reset the MGAB rider may have the effect of increasing the Guaranteed Accumulation Benefit Amount, and because the charge for the MGAB rider is based upon the Guaranteed Accumulation Benefit Amount, an election to Reset the MGAB rider may result in higher charges (as expressed in dollars) even if we have not raised the percentage charge. See “Optional Living Benefit Riders – Minimum Guaranteed Accumulation Benefit Rider.”

Minimum Guaranteed Withdrawal Benefit Rider:

Current Charge: 0.55% assessed on the Guaranteed Withdrawal Base as of the valuation date (as defined in the “Optional Living Benefit Riders” section) immediately preceding the date deducted, deducted quarterly from amounts invested in the subaccounts. For an explanation of how the Guaranteed Withdrawal Base is calculated, see “Optional Living Benefit Riders - Guaranteed Withdrawal Base.”

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Maximum Charge: 1.50% assessed on the Guaranteed Withdrawal Base as of the valuation date (as defined in the “Optional Living Benefit Riders” section) immediately preceding the date deducted, deducted quarterly from amounts invested in the subaccounts. For an explanation of how the Guaranteed Withdrawal Base is calculated, see “Optional Living Benefit Riders - Guaranteed Withdrawal Base.”

Because an election to Reset the MGWB rider may have the effect of increasing the Guaranteed Withdrawal Base, and because the charge for the MGWB rider is based upon the Guaranteed Withdrawal Base, an election to Reset the MGWB rider may result in higher charges (as expressed in dollars) even if we have not raised the percentage charge. See “Optional Living Benefit Riders - Minimum Guaranteed Withdrawal Benefit Rider.”

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, the maintenance and expense risk charge, the contract charge, or the administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

> The size and type of group to whom the contract is offered;
> The type and frequency of administrative and sales services provided;
> The use by an employer of automated techniques in submitting purchase payments or information related to purchase payments on behalf of its employees;
> Any other circumstances which reduce distribution or administrative expenses; or
> Regulatory requirements.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

The exact amount of contract charges applicable to a particular contract will be stated in that contract. For contracts issued as funding vehicles for Tax Code section 403(b) plans, early withdrawal charges may be waived under certain circumstances.

FUND FEES AND EXPENSES

As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The Company or its U.S. affiliates receive varying levels of revenue from each of the funds available through the contract. In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Company affiliates (including but not limited to ING Investments, LLC, ING Life Insurance and Annuity Company, and Directed Services, Inc.), which funds may or may not also be subadvised by a Company affiliate. Assets allocated to funds managed by a Company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue.

In addition to the types of revenue received from affiliated and unaffiliated funds described below, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing

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materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and opportunity to host due diligence meetings for representatives and wholesalers.

Types of Revenue Received from Affiliated Funds

Affiliated funds are (a) funds managed by ING Investments, LLC, ING Life Insurance and Annuity Company, Directed Services, Inc. or other Company affiliates, which may or may not also be subadvised by another Company affiliate; and (b) funds managed by a Company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the Company from affiliated funds include:

• Service fees that are deducted from fund assets, which are disclosed in each fund prospectus; and
• For certain share classes, the Company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in each fund prospectus.

Additionally, the Company receives other revenues from affiliated funds which may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the fund’s management fees. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

Types of Revenue Received from Unaffiliated Funds

Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the Company or its affiliates from unaffiliated funds include:

• For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the applicable fund prospectus; and

•     Additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the contract. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

The following table shows the 6 unaffiliated fund families and/or investment management groups which have funds currently offered through the contract, ranked according to the total amount they paid to the Company or its affiliates in 2005, in connection with the registered variable annuity contracts issued by the Company:

1. Oppenheimer Funds	4. Pioneer Investments
2. Columbia Wanger Asset Management	5. Franklin Templeton
3. PIMCO Funds	6. Lord Abbett Funds

Some of the fund families listed above may not have paid any amounts to the Company or its affiliates during 2005 in connection with the registered variable annuity contracts issued by the Company. If the revenues received from affiliated funds were included in the table above, payments from ING Investments, LLC and other Company affiliates would be at the top of the list.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds.

Certain funds may be structured as “fund of funds” (including the ING Solution portfolios) or “Master-Feeder” funds (including the ING Fidelity VIP portfolios). These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the investment option list on the front of this prospectus.

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PREMIUM AND OTHER TAXES

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your contract value or from purchase payments to the contract at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes from purchase payments as they are received, or from the contract value immediately before you commence income phase payments, as permitted or required by applicable law.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See “Taxation.”

Your Contract Value

During the accumulation phase your contract value at any given time equals:

> The current dollar value of amounts invested in the subaccounts; plus
> The current dollar value of amounts invested in the fixed interest options, including interest earnings to date; plus
> The current dollar value of amounts equal to the outstanding loan balance that is segregated as security for a loan; less
> Prior withdrawals (including early withdrawal charges); less
> Applicable taxes.

Subaccount Accumulation Units. When you select a fund as an investment option, you invest in “accumulation units” of the Separate Account N subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses and the mortality and expense risk charges. We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every normal business day that the New York Stock Exchange (NYSE) is open, after the close of the NYSE (normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

> The net assets of the fund held by the subaccount as of the current valuation; minus
> The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
> Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
> The total value of the subaccount’s units at the preceding valuation; minus
> A daily deduction for the mortality and expense risk charges and any other fees deducted daily from investments in the separate account, if any. See “Fees.”

The net investment rate may be either positive or negative.

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Hypothetical Illustration. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange are $10 for Subaccount A and $20 for Subaccount B. Your contract is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

$5,000 Purchase Payment
Step 1: You make an initial purchase payment of $5,000.	Step 1 ||
ReliaStar Life Insurance Company
Step 2:	Step 2 ||

A.   You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

B.   You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B ($2,000 divided by the current $20 AUV).

Separate Account N
	Subaccount A 300 accumulation units	Subaccount B 100 accumulation units	Etc.
	||	Step 3 ||
Step 3: The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).	Mutual Fund A	Mutual Fund B

Each fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Contract. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in “Purchase and Rights.” Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

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Withdrawals

Subject to any applicable retirement plan or Tax Code restrictions (see “Withdrawal Restrictions” below), you may withdraw all or a portion of your withdrawal value invested in the subaccounts at any time during the accumulation phase. Withdrawals from amounts in the fixed interest options may be subject to additional restrictions. See “Appendix I - Fixed Accounts.” If you have purchased the MGWB rider, see “Optional Living Benefit Riders.”

Steps for Making A Withdrawal

>    Select the withdrawal amount.

Taxes, Fees and Deductions

Amounts withdrawn may be subject to one or more of the following:

>    Early Withdrawal Charge

>    Annual Contract Charge (see “Fees-Annual Contract Charge”)

>    Partial Withdrawal Processing Fee

>    Redemption Fees (see “Fees - Redemption Fees”)

>    Tax Penalty (see “Taxation”)

>    Tax Withholding (see “Taxation”)

>    Optional Death Benefit Rider Charges (see “Fees-Optional Death Benefit Rider Charges”)

To determine which may apply to you, refer to the appropriate sections of this prospectus, contact your sales representative or call us at the number listed in “Contract Overview-Questions: Contacting the Company.”

Withdrawal Value: Your contract value less any outstanding loan balance and any applicable withdrawal charges.

(1) Full Withdrawals: You will receive your withdrawal value, reduced by any applicable withholding tax, redemption fees and maintenance fees.

(2)   Partial Withdrawals: You may request withdrawal of either:

>    A gross amount, in which case the applicable early withdrawal charge, redemption fees, and taxes will be deducted from the gross amount requested; or

>     A specific amount after deduction of the applicable early withdrawal charge, redemption fess, and taxes.

Requests for partial withdrawals are subject to the following conditions:

>   he minimum amount of any partial withdrawal must be $1,000;

>     The contract value may not fall below the greater of $1,000 or any outstanding loan balance divided by 85%;

>     We may charge a processing fee equal to the lesser of $25 or 2% of the amount withdrawn;

>    Unless otherwise agreed to by us, we will withdraw dollars in the same proportion as the values you hold in the investment options in which you have a contract value; and

>    You must properly complete a disbursement form and deliver it to our Administrative Service Center.

Withdrawal Restrictions.

Some plans may have other limits on withdrawals, other than or in addition to those listed below.

>    Section 403(b)(11) of the Tax Code generally prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship of the following:

(1)  Salary reduction contributions made after December 31, 1988; and

(2)  Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988. Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship.

>    Participants in the Texas Optional Retirement Program. You may not receive any distribution before retirement, except upon becoming disabled, as defined in the Tax Code or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the Texas Attorney General’s interpretation of Texas law.

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Calculation of Your Withdrawal. We determine your contract value every normal business day that the New York Stock Exchange (NYSE) is open, after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your contract value as of the next valuation date after we receive a request for withdrawal in good order at our administrative service center.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order. No interest will accrue on amounts represented by uncashed withdrawal checks.

Loans

Loans Available from Certain Qualified Contracts. If allowed by the contracts and the qualified plan for which the contract is issued (where applicable), a loan may be available from the contract value prior to your election of an income phase payment option or the annuitant’s attainment of age 70½. Additional restrictions may apply under the Tax Code or due to our administrative practices. Loans are not allowed from nonqualified contracts, IRA, or Roth IRA contracts.

If you purchase the MGAB rider, loans may adversely impact the additional amount paid under the rider, and there may be adverse tax consequences from taking a loan while the rider is in effect. Please consult with a qualified financial or tax adviser.

A loan may be requested by properly completing the loan request form and submitting it to our Administrative Service Center. Read the terms of the loan agreement before submitting any request.

Charges. Loans may be subject to any applicable early withdrawal charge. We reserve the right to charge a processing fee not to exceed $25. Interest will be charged on loaned amounts. The difference between the rate charged and the rate credited on loans under your contract is currently 2.5% per annum (i.e., a 2.5% loan interest rate spread). We reserve the right to apply a loan interest rate spread of up to 3.0% per annum.

Systematic Withdrawals

Features of a Systematic Withdrawal

A systematic withdrawal allows you to receive regular payments from your contract without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the contract remains in the accumulation phase, all accumulation phase charges continue to apply.

A systematic withdrawal is a series of automatic partial withdrawals from your contract based on a payment method you select. You may elect to withdraw a specified dollar amount or a percentage of the contract value on a monthly, quarterly, semiannual or annual basis. The amount of each systematic withdrawal must be at least $100.

Systematic Withdrawal Availability. We reserve the right to modify or discontinue offering systematic withdrawals. However, any such modification or discontinuation will not affect any systematic withdrawals already in effect. We may add additional systematical withdrawal options from time to time.

Requesting a Systematic Withdrawal. To request systematic withdrawals and to assess terms and conditions that may apply, contact your sales representative at the number listed in “Contract Overview-Questions: Contacting the Company.”

Terminating Systematic Withdrawals. You may discontinue systematic withdrawals at any time by submitting a written request to our Administrative Service Center.

Charges. Systematic withdrawals are subject to early withdrawal charges. Although we currently do not impose a processing fee, we reserve the right to charge a processing fee not to exceed the lesser of 2% or $25.

Taxation. Systematic withdrawals and revocations of elections may have tax consequences. Amounts withdrawn may be included in your gross income in the year in which the withdrawal occurs, and withdrawals prior to your reaching age 59½ may also be subject to a 10% federal tax penalty. If you are concerned about tax implications, consult a qualified tax adviser.

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Death Benefit

Definitions. The following terms are used in this section:

Adjusted Purchase Payment Total. An amount equal to the amount of the first purchase payment, plus subsequent purchase payments, minus a pro-rata share of partial withdrawals. For each partial withdrawal, the Adjusted Purchase Payment Total is reduced pro-rata by multiplying it by the fraction of A divided by B (A/B), where:

1. A is the contract value immediately after a partial withdrawal; and

2. B is the contract value immediately before a partial withdrawal.

Highest Anniversary Value. An amount calculated under the Annual Stepped Up Death Benefit. On the date the contract is issued, it is equal to the initial purchase payment. Thereafter, the Highest Anniversary Value is calculated on each contract anniversary and is increased by the amount of each subsequent purchase payment and reduced pro-rata for each subsequent partial withdrawal. The pro-rata adjustment for each partial withdrawal is equal to the Highest Anniversary Value as of that date, multiplied by the fraction A divided by B, (A/B), where:

1. A is the contract value immediately after a partial withdrawal; and

2. B is the contract value immediately before a partial withdrawal.

On each contract anniversary prior to the contract owner’s 81st birthday, the Highest Anniversary Value will be equal to the greater of the current Highest Anniversary Value or the contract value on the date of the contract anniversary. After you reach your 81st birthday, the Highest Anniversary Value will be the Highest Anniversary Value that was calculated on the last contract anniversary prior to your 81st birthday.

The following example illustrates the application of the Highest Anniversary Value.

If your initial purchase payment is $100,000, then your Highest Anniversary Value initially is $100,000. If on your next contract anniversary your account value has grown to $115,000 and no additional premium or partial withdrawals occurred, then your Highest Anniversary Value is reset to $115,000, as long as you are under age 81. If you then submit a $5,000 premium deposit, your Highest Anniversary Value is adjusted upward by $5,000 to $120,000. If in the same year you then request a $40,000 withdrawal and your account value has increased to $125,000 (but your Highest Anniversary Value is still $120,000), then:

A = $125,000 - $40,000 = $85,000

B = $125,000

A/B = $85,000/$125,000 = 0.68

Therefore your Highest Anniversary Value after the withdrawal is $120,000 x 0.68, or $81,600.

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see “The Income Phase.”

Terms to Understand

Annuitant(s): The person(s) on whose life(lives) or life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive death benefit proceeds under the contract.

Contingent Beneficiary: The person(s) or entity(ies) designated to receive death benefit proceeds under the contract if no beneficiary is alive when the death benefit is due.

Death Benefit Valuation Date: The valuation date following the date we receive both proof of your death and the beneficiary’s written request in a form which we approve for either a lump sum payment or an income phase payment option. Please contact our administrative service center to learn what information is required for a request for payment of the death benefit to be in good order. Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

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If on your next contract anniversary your account value has grown to $90,000 and no additional premium or partial withdrawals occurred, then your Highest Anniversary Value is reset to $90,000, unless you are age 81 or older. Once you turn age 81 your Highest Anniversary Value is locked in and will not continue to reset.

When is a Death Benefit Payable? During the accumulation phase a death benefit is payable when the contract holder dies, or in the case of a contract owned by a non-natural person, like a trust, when the annuitant dies. The amount of the death benefit is determined on the Death Benefit Valuation Date (See Sidebar), which is generally the next time we value your contract following the date on which we receive proof of death and a payment request in good order. Until we receive proof of death and a request for payment from the beneficiary, contract value will remain invested as at the time of your death, and no distribution will be made.

Who Receives Death Benefit Proceeds? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries and/or contingent beneficiaries. Unless you have instructed us otherwise, if more than one beneficiary has been named, the payment will be paid in equal shares. If you die and no beneficiary or contingent beneficiary exists, or if the beneficiary or contingent beneficiary is not living on the date payment is due, the death benefit will be paid in a lump sum to your estate. If you have a nonqualified contract and there are joint owners, death benefit proceeds are paid first to the surviving joint owner. If there is no surviving joint owner, then death benefit proceeds are payable to the beneficiaries you have named as described above. In addition, for nonqualified contracts, if the designated beneficiary is the contract owner’s surviving legal spouse, the surviving legal spouse has the option to continue the contract as the contract owner.

Designating Your Beneficiary. You may designate a beneficiary on your application and may change the designated beneficiary at any time before income phase payments begin by sending us a written request. Upon our receipt of your written request in good order (see “Contract Overview-Questions: Contacting the Company”), we will process the change effective the date it was signed. Any change in beneficiary will not affect any payments made or affect any actions taken by us before the request was received. We are not responsible for the validity of any beneficiary change.

Death Benefit Riders. There are two death benefit riders available under the contract, the Return of Purchase Payment Death Benefit Rider and the Annual Stepped Up Death Benefit Rider. There is an additional charge for the Return of Purchase Payment and Annual Stepped Up Death Benefit Riders, and you may only elect one of the riders.

Standard Death Benefit

If you (for contracts owned by a natural person), or the annuitant (for contracts owned by a non-natural person) die prior to the income phase, the person you have chosen to be your beneficiary will receive a death benefit. The death benefit will be the contract value less any outstanding loan.

For contracts owned by a natural person, if the annuitant dies and is not the same as the contract owner, the contract owner will automatically be named as the new annuitant and no death benefit will be payable. However, in that situation the contract owner may surrender the contract, subject to any applicable withdrawal charges.

Return of Purchase Payment Death Benefit Rider

Charge. There is an extra charge if you elect the Return of Purchase Payment Death Benefit Rider, equal to 0.05% of your average daily separate account contract value. This charge is deducted quarterly and upon full withdrawal of the contract from the subaccounts in proportion to each available subaccount’s proportionate percentage of the total separate account contract value as of the valuation date immediately preceding the date of deduction. Upon full withdrawal of the contract, we will deduct the fee that has accumulated since the last quarterly charge.

Election. The Return of Purchase Payment Death Benefit Rider may be elected only on the date the contract is issued, and will remain in effect until:

1. The entire withdrawal value of the contract is withdrawn;
2. Death benefit proceeds become payable under the contract;
3. The contract is terminated in accordance with its provisions; or
4. Income phase payments begin.

Death Benefit Amount. If you elect the Return of Purchase Payment Death Benefit Rider, the amount of the death benefit is the greater of A or B, less any outstanding loan balance, where:

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1. A is the contract value on the Death Benefit Valuation Date; and
2. B is the Adjusted Purchase Payment total.

Annual Stepped Up Death Benefit Rider

Charge. There is an extra charge if you elect the Annual Stepped Up Death Benefit Rider, equal to 0.25% of your average daily separate account contract value. This charge is deducted quarterly and upon full withdrawal of the contract from the subaccounts in proportion to each available subaccount’s proportionate percentage of total separate account contract value as of the valuation date immediately preceding the date of deduction. Upon full withdrawal of the contract, we will deduct the fee that has accumulated since the last quarterly charge.

Election. The Annual Stepped Up Death Benefit Rider may be elected only on the date the contract is issued, and will remain in effect until:

1. The entire withdrawal value of the contract is withdrawn;
2. Death benefit proceeds become payable under the contract;
3. The contract is terminated in accordance with its provisions; or
4. Income phase payments begin.

Death Benefit Amount. If you elect the Annual Stepped Up Death Benefit Rider, the amount of the death benefit is equal to the greater of A, B, or C (less any outstanding loan balance), where:

A is the contract value on the Death Benefit Valuation Date; and

B is the Adjusted Purchase Payment Total; and

C is the Highest Anniversary Value.

Payment of the Death Benefit Before Income Phase Payments Begin:

The beneficiary may choose one of the following three methods of payment:

(1) Receive a lump sum payment; or

(2)  Apply some or all of the death benefit to any of the income phase payment options (in no event may payments to a beneficiary extend beyond the beneficiary’s life expectancy or any period certain greater than the beneficiary’s life expectancy); or

(3) Any other distribution method acceptable to us.

The timing and manner of payment are subject to the Tax Code’s distribution rules (see “Taxation”). In general, the death benefit must be applied to either an income phase payment option within one year of the contract holder’s or annuitant’s death or the entire contract value must be distributed within five years of the contract holder’s or annuitant’s date of death. An exception to this provision for nonqualified contracts applies if the designated beneficiary is the surviving spouse, in which case the beneficiary may continue the contract as the successor contract holder and generally may exercise all rights under the contract. Please see your contract for more details.

Requests for payment of the death benefit in a lump-sum will be paid within seven days following the next valuation date after we receive proof of death and a request for payment. Requests for continuing income phase payments or another form of distribution method must be in writing and received by us within the time period allowed by the Tax Code or the death benefit will be paid in a lump-sum and the contract will be canceled.

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options available under the contract.

Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the timeframe required by the Tax Code. See “Taxation.”

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The Income Phase

During the income phase you stop contributing dollars to your contract and start receiving payments from your accumulated contract value.

Initiating Payments. To start receiving income phase payments, you must notify us in writing of all of the following:

> Payment start date;
> Income phase payment option (see the income phase payment options table in this section); and
> Choice of fixed, variable or a combination of both fixed and variable payments.

Your contract will continue in the accumulation phase until you properly initiate income phase payments. If you have not selected a required minimum distribution method, we will provide an income phase payment option to you at age 85, unless you notify us otherwise in writing. You may change the income phase payment option by notifying us in writing before the payment start date. Once an income phase payment option is selected, it may not be changed.

What Affects Payment Amounts. Some of the factors that may affect the amount of your income phase payments include your age, gender (under some contracts), contract value, the income phase payment option selected and whether you select fixed, variable or a combination of both fixed and variable payments.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the available subaccount(s) you select. Payment amounts will vary depending upon the performance of the subaccounts you select. For more information about how variable income phase payments are determined, call us for a copy of the Statement of Additional Information. See “Contract Overview-Questions: Contacting the Company.”

Transfers. After income phase payments begin, you may transfer between subaccounts once per year.

Assumed Net Investment Rate. If you select variable income phase payments, an assumed net investment rate of 5% or 3.5% must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3.5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 3.5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 3.5%, after deduction of fees. For more information about selecting and assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See “Contract Overview-Questions: Contacting the Company.”

Minimum Payment Amounts. Income phase payments may be made monthly unless we agree to a different payment schedule. We reserve the right to change the frequency of either fixed or variable payments so that each payment will be at least $50 per month or $250 per year. We reserve the right to increase the minimum first payment amount, if allowed by state law, based on increases reflected in the consumer price index urban (CPI-U) since July 1, 1993.

If the contract value less any outstanding loan balance at the payment start date is less than $2,000, you will receive one lump-sum payment and the contract will be cancelled.

Restrictions on Start Dates and the Duration of Payments. Unless otherwise agreed to by us, your income phase payment start date must be the first business day of any calendar month. The start date must be at least 12 months after the issue date. If you do not select a start date, the start date will be the annuitant’s 85th birthday. The latest start date is the annuitant’s 99th birthday. If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes. You may change the start date by notifying us in writing at least 30 days before the start date currently in effect and the new start date. The new start date must satisfy the requirements for a start date.

For 403(b) and IRA contracts only, income phase payments may not extend beyond:

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(a) The life of the annuitant;
(b) The joint lives of the annuitant and beneficiary;
(c) A guaranteed period greater than the annuitant’s life expectancy; or
(d) A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

See “Taxation” for further discussion of rules relating to income phase payments.

Charges Deducted. When you select an income phase payment option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.40% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under income phase payment options and is applicable to all income phase payment options, including variable options under which we do not assume a mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to make a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options.

We do not charge a withdrawal charge for amounts applied to income phase payments.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days following the next valuation date after we receive proof of death acceptable to us and the request for the payment in good order at our administrative service center. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation date after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options available under the contract.

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your contract value, while leaving the remaining portion invested in the accumulation phase. Amounts applied to income phase payments are treated as a withdrawal from the contract, and we reserve the right to deduct any premium taxes not already paid under the contract. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase. We do not charge a withdrawal charge for amounts applied to income phase payments.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “Taxation” for additional information.

Income Phase Payment Options.

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer other income phase payment options under the contract from time to time.

Once income phase payments begin the income phase payment option selected may not be changed.

Terms to understand:

Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

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Lifetime Income Phase Payment Options
Life Income

Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment’s due date.
Death Benefit-None: All payments end upon the annuitant’s death.

Life Income- Guaranteed Payments*

Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

Life Income- Two Lives

Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.
Continuing Payments:
(a)  When you select this option you choose for 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
(b)  100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit-None: All payments end after the death of both annuitants.

Life Income- Two Lives- Guaranteed Payments*

Length of Payments: For as long as either annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.
Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

Life Income- Cash Refund Option (fixed payment only)

Length of Payments: For as long as the annuitant lives.
Death Benefit-Payment to the Beneficiary: Following the annuitant’s death, we will pay a lump-sum payment equal to the amount originally applied to the payment option (less any premium tax) and less the total amount of fixed income phase payments paid.

Life Income- Two Lives- Cash Refund Option (fixed payment only)

Length of Payments: For as long as either annuitant lives.
Continuing Payment: 100% of the payment to continue after the first death.
Death Benefit-Payment to the Beneficiary: When both annuitants die, we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.

Nonlifetime Income Phase Payment Options
Nonlifetime- Guaranteed Payments*

Length of Payments: Payments will continue for 5-30 years based upon the number of years you choose when selecting this option. In certain cases a lump-sum payment may be requested at any time (see below).
Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, any remaining guaranteed payments will continue to the beneficiary unless the beneficiary elects to receive the present value of the remaining guaranteed payments in a lump sum.

Lump-Sum Payment: If the Nonlifetime-Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before five years of income phase payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See “Fees - Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address listed in “Contract Overview-Questions: Contacting the Company.”

Calculation of Lump-Sum Payments: If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 3.5% or 5% assumed net investment rate for variable payments).

*Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

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Contract Distribution

General

Our affiliate, ING Financial Advisers, LLC, serves as the principal underwriter for the contract. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or of other broker-dealers that have entered into selling arrangements with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contract as “distributors.” All registered representatives selling the contract must be licensed as insurance agents for the Company.

The following is a list of broker-dealers that are affiliated with the Company:

Bancnorth Investment Group, Inc.

Directed Services, Inc.

Financial Network Investment Corporation

Guaranty Brokerage Services, Inc.

ING America Equities, Inc.

ING Financial Markets LLC

ING Direct Funds Limited

ING DIRECT Securities, Inc. ING Financial Partners, Inc. ING Funds Distributor, LLC Multi-Financial Securities Corporation PrimeVest Financial Services, Inc. Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The maximum amount that may be paid with respect to a given purchase payment ranges from 0% to a maximum of 5.40% of the payments to a contract. Asset-based compensation of up to 1% may also be paid.

To the extent permitted by SEC and NASD rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 5.40% of total premium payments.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and NASD rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

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In addition to direct cash compensation for sales of contracts described above, distributors may also be paid additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

• Wholesaling fees calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts;
• Marketing allowances;

•       Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products, including holding training programs at our expense;

• Sponsorship payments to support attendance at meetings by registered representatives who sell our products;
• Reimbursement for the cost of attendance by registered representatives at conventions that we sponsor;

•       Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on contract sales.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 selling firms that, during 2005, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.

1) PlanMember Securities Corporation	14) Centaurus Financial, Inc.
2) ING Financial Partners, Inc.	15) Brecek & Young Advisors, Inc.
3) T.S. Phillips Investments, Inc.	16) SunAmerica Securities, Inc.
4) Lincoln Investment Planning, Inc.	17) Oppenheimer & Co. Inc.
5) Royal Alliance Associates, Inc.	18) Mutual Services Corporation
6) Great American Advisors, Inc.	19) OneAmerica Securities, Inc.
7) Stuart Securities Corp.	20) National Planning Corporation
8) Legend Equities Corporation	21) CFD Investments, Inc.
9) Raymond James Financial Services, Inc.	22) Pan-American Financial Advisers
10) GLP Investment Services, LLC.	23) Sammons Securities Company, LLC
11) Linsco/Private Ledger Corp.	24) UVEST Financial Services Group, Inc.
12) Veritrust Financial, LLC	25) First Allied Securities, Inc.
13) GWN Securities, Inc.

If the amounts paid to ING Financial Advisers, LLC were included, the amounts paid to ING Financial Advisers, LLC would be fifth on the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your contract are stated in your enrollment materials.

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Taxation

I. Introduction

This section discusses our understanding of current federal income tax laws affecting the contracts. You should keep the following in mind when reading it:

>    Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contracts;

>     Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

>     This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and

>     We do not make any guarantee about the tax treatment of the contract or any transaction involving the contracts.

In this Section

I. Introduction

II. Taxation of Nonqualified Contracts

III. Taxation of Qualified Contracts

IV. Tax Consequences of Living Benefits and Death Benefits

V. Possible Changes in Taxation

VI. Taxation of the Company

When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contracts, consult a tax adviser. No attempt is made to provide more than general information about the use of the contracts with tax-qualified retirement arrangements. For more comprehensive information contact the Internal Revenue Service (IRS).

Types of Contracts: Nonqualified or Qualified

The contracts may be purchased on a non-tax-qualified basis (nonqualified contracts) or on a tax-qualified basis (qualified contracts). Nonqualified contracts are purchased with after-tax contributions and are not related to retirement plans or programs that receive special income tax treatment under the Tax Code.

Qualified contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans or programs intended to qualify for special income tax treatment under Tax Code section 403(b), 408 or 408A.

II. Taxation of Nonqualified Contracts

Taxation of Gains Prior to Distribution

Tax Code section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a nonqualified contract until a distribution occurs or until income phase payments begin. This assumes that the contracts will qualify as annuity contracts for federal income tax purposes. In order to receive deferral of taxation, the requirements listed below must be satisfied.

Investor Control. Although earnings under the contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which contract owners can direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts.

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The Company therefore reserves the right to modify the contracts as necessary to attempt to prevent the contract owner from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any nonqualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of your death. The nonqualified contracts contain provisions that are intended to comply with these Tax Code requirements although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Non-Natural Holders of a Nonqualified Contract. If you are not a natural person, a nonqualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase over the year in the withdrawal value, adjusted for purchase payments made during the year, amounts previously distributed and amounts previously included in income. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the contract. A non-natural person exempt from federal income taxes should consult with its tax adviser regarding treatment of income on the contract for purposes of the unrelated business income tax. When the contract owner is not a natural person, a change in annuitant is treated as the death of the contract owner.

Delayed Income Phase Start Date. If the contract’s income phase start date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g. age 85), it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in your income.

Diversification. Internal Revenue Code Section 817(h) requires investments within a separate account to be adequately diversified. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification, and the Internal Revenue Service has published various revenue rulings and private letter rulings addressing diversification issues. To be adequately diversified, each subaccount and its corresponding fund must meet certain tests. If these tests are not met, you would then be subject to federal income tax on income under your contract as you earn it. Each subaccount’s corresponding fund has represented that it will meet the diversification standards that apply to your contract. Accordingly, we believe it is reasonable to conclude that the diversification requirements have been satisfied. If it is determined, however, that your contract does not satisfy the applicable diversification regulations and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate and reasonable steps to bring your contract into compliance with such regulations and rulings, and we reserve the right to modify your contract as necessary in order to do so.

Taxation of Distributions

General. When a withdrawal from a nonqualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any early withdrawal charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a full withdrawal from a nonqualified contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s cost basis in the contract.

10% Penalty. A 10% penalty tax applies to the taxable portion of a distribution from a nonqualified deferred annuity contract unless certain exceptions apply, including one or more of the following:

(a)	You have attained age 59½;
(b)	You have become disabled as defined in the Tax Code;
(c)	You (or the annuitant if the contract owner is a non-natural person) have died;
(d)

The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or

(e)	The distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

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Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making 1035 exchanges.

If your contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, any distributions other than income phase payments will be treated, for tax purposes, as coming:

First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchange into the contract;

• Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
• Then, from any remaining “income on the contract” and
• Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a nonqualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax-reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

Taxation of Income Phase Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each income phase payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an income phase payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of income phase payments, as determined when income phase payments start. Once your investment in the contract has been fully recovered, however, the full amount of each income phase payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as income phase payments. Please consult your tax adviser before electing partial annuitization.

Death Benefits. Amounts may be distributed from the contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, such amounts are taxed in the same manner as a full withdrawal of the contract, or (ii) if distributed under a payment option, such amounts are taxed in the same way as income phase payments. Special rules may apply to amounts distributed after a beneficiary has elected to maintain contract value and receive payments.

Different distribution requirements apply if your death occurs:

> After you begin receiving income phase payments under the contract; or
> Before you begin receiving such distributions.

If your death occurs after you begin receiving income phase payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving income phase payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2006, your entire balance must be distributed by August 31, 2011. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

> Over the life of the designated beneficiary; or

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> Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for death of a contract owner.

The contract offers a death benefit that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

Assignment and Other Transfers. A transfer, pledge, or assignment of ownership of a nonqualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such designation, transfer, assignment, selection or exchange should contact a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity (i) that is purchased with a single premium, (ii) with income phase payments starting within one year of the date of purchase, and (iii) that provides a series of substantially equal periodic payments made annually or more frequently. While this contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all deferred nonqualified annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code section 72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of income phase payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status.

III. Taxation of Qualified Contracts

General

The contracts are primarily designed for use with Tax Code section 403(b) plans, and as IRAs under Tax Code section 408 and Roth IRAs under Tax Code Section 408A. (We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a contract, or on income phase payments, depends on the type of retirement plan or program, the tax and employment status of the individual concerned, and on your tax status. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits, distributions before age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some qualified plans are subject to additional distribution or

PRO.120636-06	46

other requirements that are not incorporated into our contract. No attempt is made to provide more than general information about the use of the contracts with qualified plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans may be subject to the terms and conditions of the plan themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the contract, unless we consent.

Contract owners and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral

Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a 403(b) plan or an IRA under Tax Code sections 408(b) and 408A, an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as guaranteed living and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 403(b) Tax-Deferred Annuities. The contracts are available as Tax Code section 403(b) tax-deferred annuities. Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement.

In November, 2004 the Treasury Department proposed regulations which, if finalized, are not scheduled to take effect until after 2006. These proposed regulations may not be relied upon until they become final. We reserve the right to modify the contracts to comply with these regulations where allowed, or where required by law. The proposed regulations include: (a) the ability to terminate a 403(b) plan, which would entitle a contract owner to a distribution; (b) a revocation of IRS Revenue Ruling 90-24, which would increase restrictions on a contract owner’s right to transfer his or her 403(b) accounts; and (c) the imposition of withdrawal restrictions on non-salary reduction contribution amounts, as well as other changes.

Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. Employers may establish Simplified Employee Pension (SEP) or Savings Incentive Match Plan for Employees (SIMPLE) plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Roth IRAs. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

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Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with your tax adviser in connection with contributions to a qualified contract.

403(b) Plans. Total annual contributions by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $44,000. Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 403(b) plan to generally no more than $15,000. Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

Purchase payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements, as applicable.

Catch-up Contributions. Notwithstanding the contribution limits noted above, a participant in a 403(b) plan may contribute an additional amount not to exceed the lesser of:

(a)	$5,000; or
(b)	The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Additional catch-up provisions may be available. For advice on using a catch-up provision, please consult with your tax adviser.

Distributions - General

Certain tax rules apply to distributions from the contracts. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

403(b) Plans. All distributions from these plans are taxed as received unless one of the following is true:

> The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code; or
> You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code.

A payment is an eligible rollover distribution unless it is:

•       part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the contract owner or the joint life expectancy of the contract owner and his designated beneficiary or for a specified period of 10 years or more;

• a required minimum distribution under Tax Code section 401(a)(9);
• a hardship withdrawal;
• otherwise excludable from income; or
• not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 403(b) plan unless certain exceptions, including one or more of the following, have occurred:

a)	You have attained age 59½;
b)	You have become disabled, as defined in the Tax Code;

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c)	You have died and the distribution is to your beneficiary;
d)	You have separated from service with the sponsor at or after age 55;
e)	The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
f)

You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;

g)	The distribution is made due to an IRS levy upon your plan; or
h)	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may impose other exceptions or penalty taxes in other circumstances.

Distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code.

If, pursuant to Revenue Ruling 90-24, the Company agrees to accept amounts transferred from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

> The distribution is rolled over to another IRA or to a plan eligible to receive rollovers as permitted under the Code; or
> You made after-tax contributions to the plan. In this case the distribution will be taxed according to rules detailed in the Tax Code.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless an exception applies. In general, except for the exception for separation from service, the exceptions for 403(b) plans listed above also apply to distributions from an IRA. The 10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

> Made after the five taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and
> Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, except for the exception for separation from service, the exceptions for 403(b) plans listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

Special Hurricane-Related Relief. The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the 10% penalty tax on qualified hurricane distributions from eligible retirement plans (403(b) plans, and IRAs). In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-

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year period. A recipient of qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

Lifetime Required Minimum Distributions (Section 403(b) Plans and IRAs only)

To avoid certain tax penalties, you and any designated beneficiary must meet the required minimum distribution requirements imposed by the Tax Code. These rules dictate the following:

> Start date for distributions;
> The time period in which all amounts in your contract(s) must be distributed; and
> Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:

> The contract is an IRA, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½ or

>    Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

> Over your life or the joint lives of you and your designated beneficiary; or
> Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of any other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs. Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions Upon Death (Section 403(b) Plans, IRAs, and Roth IRAs)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2006, your entire balance must be distributed to the designated beneficiary by December 31, 2011. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

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> Over the life of the designated beneficiary; or
> Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

> December 31 of the calendar year following the calendar year of your death; or
> December 31 of the calendar year in which you would have attained age 70½.

No designated beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, of the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

403(b) Plans. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

IRAs and Roth IRAs. Generally, you or a designated beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status.

Assignment and Other Transfers.

Section 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

>	A plan participant as a means to provide benefit payments;
>	An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
>	The Company as collateral for a loan.

IRAs and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under the contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

IV. Tax Consequences of Living Benefits and Death Benefits

Living Benefits. Except as otherwise noted below, when a withdrawal from a nonqualified contract occurs under a minimum guaranteed withdrawal benefit rider, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any deferred sales charge) immediately before the distribution over the contract owner’s investment in the contract at that time.

Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments, or gifts, less the aggregate amount of non-taxable distributions previously made. For nonqualified contracts, the income on the contract for

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purposes of calculating the taxable amount of a distribution may be unclear. For example, the living benefits provided under the MGWB rider or the MGAB rider could increase the contract value that applies. Thus, the income on the contract could be higher than the amount of income that would be determined without regard to such a benefit. As a result, you could have higher amounts of income than will be reported to you. In addition, payments under any guaranteed payment phase of such riders after the contract value has been reduced to zero may be subject to the exclusion ratio rules under Tax Code Section 72(b) for tax purposes.

The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitization as withdrawals rather than annuity payments. Please consult your tax adviser before electing a partial annuitization.

Enhanced Death Benefits. The contract offers a death benefit that may exceed the greater of premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to contract holders, and the presence of the death benefit could affect the amount of required minimum distributions. Finally, certain charges are imposed with respect to some of the available death benefits. It is possible these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

V. Possible Changes in Taxation

Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). In addition, legislative changes implemented under the Economic Growth and Tax Relief Reconciliation Act of 2001 are scheduled to sunset or expire after December 31, 2010 unless further extended by future legislation. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

VI. Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Separate Account N is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

Other Topics

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

> standardized average annual total returns; and
> non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

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Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent month end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual contract charges, administrative expense charges, death benefit rider charges, and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, it would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under the contract, you have a fully vested interest in the contract and may instruct the Company how to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by written communication before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

> During the accumulation phase the number of votes is equal to the portion of your contract value invested in the fund, divided by the net asset value of one share of that fund.
> During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

Contract Modifications

We may change the contract as required by federal or state law or as otherwise permitted in the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Addition, Deletion or Substitution of Fund Shares

The Company, in its sole discretion, reserves the following rights:

>

The Company may add to, delete from or substitute shares that may be purchased for or held in the separate account. The Company may establish additional subaccounts, each of which would invest in shares of a new portfolio of a fund or in shares of another investment company having a specified investment objective. Any new subaccounts may be made available to existing contract owners on a basis to be determined by the Company.

>	The Company may, in its sole discretion, eliminate one or more subaccounts, or close subaccounts to new premium or transfers, if marketing, tax considerations or investment conditions warrant.

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>

If the shares of a fund are no longer available for investment or if in the Company’s judgment further investment in a fund should become inappropriate in view of the purposes of the separate account, the Company may redeem the shares, if any, of that portfolio and substitute shares of another registered open-end management investment company.

>	The Company may restrict or eliminate any voting privileges of contract owners or other persons who have voting privileges as to the separate account.
>	The Company may make any changes required by the 1940 Act.
>	In the event any of the foregoing changes or substitutions are made, the Company may endorse the contracts to reflect the change or substitution.

The Company’s reservation of rights is expressly subject to the following when required:

> Applicable Federal and state laws and regulations.
> Notice to contract owners.
> Approval of the SEC and/or state insurance authorities.

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the separate account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract (the “distributor”), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

> On any valuation day when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;

>     When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; or

> During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Transfers, Assignments or Exchanges of a Contract

A transfer of ownership or assignment of a contract, or the exchange of a contract may result in certain tax consequences to the contract owner that are not discussed herein. A contract owner contemplating any such transfer, assignment, or exchange of a contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Involuntary Terminations

We reserve the right to terminate a contract if:

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• The entire withdrawal value is withdrawn on or before income phase payments begins; or
• The contract value is paid in a lump sum as a death benefit before income phase payments being; or
• If permitted by law, the outstanding loan balance equals or exceeds the contract value, less applicable withdrawal charges.

In addition, we may terminate the contract by payment of the current withdrawal value if:

• You have not made any purchase payments for a period of two years; and

•     The guaranteed monthly benefit under the life annuity with payments for 10 or 20 years would be less than $20 per month when you reach age 71, or at the end of twelfth contract year, whichever is later, provided that such amounts are not solely a result of negative investment performance.

Reports to Contract Owners

At least once in each contract year we will mail you, at the last known address of record, a statement of your contract value. Written confirmation of every financial transaction made under the contract will be made immediately; however, written confirmation of periodic payments made through salary reduction arrangements will be made quarterly.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the funds, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or one of our affiliates. Call us at the number listed in “Contract Overview - Questions: Contacting the Company” if you need additional copies of financial reports, prospectuses or annual and semi-annual reports or if you would like to receive one copy for each contract in all future mailings.

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Contents of the Statement of Additional Information

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

General Information and History	2
Separate Account N	2
Offering and Purchase of Contracts	4
Income Phase Payments	4
Sales Material and Advertising	6
Independent Registered Public Accounting Firm	6
Financial Statements of Separate Account N	S-1
Financial Statements - Statutory Basis of ReliaStar Life Insurance Company	C-1

You may request an SAI by calling our administrative service center at the number listed in “Contract Overview-Questions: Contacting the Company” or by returning this request to our administrative service center at the address listed in “Contract Overview-Questions: Contacting the Company.”

Your name

Address

City __________________________________ State _________________ Zip ______________

Please send me a copy of the Separate Account N ING Encore/ING Encore Flex Statement of Additional Information.

No person is authorized to give any information or to make any representations other than those contained in this prospectus or accompanying fund prospectuses and, if given or made, such information or representations must not be relied upon as having been authorized. This prospectus does not constitute an offer or solicitation in any circumstances in which such offer or solicitation would be unlawful.

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Appendix I The Fixed Accounts

General Disclosure.

> Fixed Account D (for flexible premium series contracts only) and the DCA Fixed Account (collectively, the fixed accounts) are investment options that may be available during the accumulation phase.
> Amounts allocated to the fixed accounts are held in the Company’s general account which supports insurance and annuity obligations.
> All or a portion of your purchase payments may be allocated to the fixed accounts.
> Interests in the fixed accounts have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.
> The fixed accounts have not been registered as investment companies under the Investment Company Act of 1940.

>    Disclosure in this prospectus regarding the fixed accounts may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

> Disclosure in this appendix regarding the fixed accounts has not been reviewed by the SEC.
> Additional information about the fixed accounts may be found in the contracts. Additional information about the DCA Fixed Account may also be found in the program application.

Interest Rates.

Fixed Account D. Fixed Account D has an interest rate that is set periodically by the Company. Interest will be credited and compounded daily using the daily equivalent of effective yearly interest rates, which is the yield resulting after interest has compounded daily for a full year.

We guarantee an effective yearly interest rate that complies with the nonforfeiture law that is in effect on the issue date for the state in which the contract was delivered. In no circumstance will the effective yearly interest rate be less than the guaranteed minimum interest rate.

We may credit interest in excess of the guaranteed rate. Any interest in excess of the guaranteed rate will be declared at the beginning of the period for which it is payable. In setting interest rates, we may consider many factors, including but not limited to, investment yields rates, taxes, competitive factors, desired margins, contract persistency, and other experience factors. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.

DCA Fixed Account. The DCA Fixed Account has an interest rate that is set periodically by the Company. Interest will be credited and compounded daily using the daily equivalent of effective yearly interest rates, which is the yield resulting after interest has compounded daily for a full year. The annual minimum guaranteed interest rate will apply to all amounts held in the DCA Fixed Account during the calendar year.

The interest rate earned on the DCA Fixed Account will be the minimum guaranteed interest rate plus any additional interest, which we may declare from time to time. In no circumstance will the effective yearly interest rate be less than the guaranteed minimum interest rate.

A purchase payment allocated to a DCA term will be credited with interest at the rate in effect at the start of the DCA term. That rate will remain in effect for the remaining balance of that purchase payment until the DCA term ends. Subsequent purchase payments into the same DCA term earn interest at the then current interest rate applied to new allocations to a DCA term of the same duration. There may be different interest rates for different DCA terms. DCA terms of the same duration may have different interest rates depending on when the DCA term began.

Interest rates are set at our complete discretion. The DCA Fixed Account may credit a different interest rate(s) than other fixed accounts we may offer under the contract. In setting interest rates, we may consider many factors, including but not limited to, investment yields rates, taxes, competitive factors, desired margins, contract

PRO.120636-06	57

persistency, and other experience factors. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.

Transfers.

Fixed Account D. During the accumulation phase period, amounts in Fixed Account D may be reallocated at any time to the subaccounts, subject to the following requirements:

Each rolling 12-month period, twenty percent (20%) may be transferred from Fixed Account D to the subaccounts. The amount available for transfer during any contract year is based on the contract value in Fixed Account D as of the date we receive the transfer request in good order at our administrative service center, reduced by any amount withdrawn, transferred, taken as a loan, or used to purchase income phase payments during the 12 months prior to the transfer request. In addition, we reserve the right to reduce the amount available for transfer by amounts withdrawn under a systematic withdrawal option. We may, on a non-discriminatory basis, allow transfers of a larger percentage.

Twenty percent of the amount in Fixed Account D may be transferred in each of four consecutive 12 month periods and the balance reallocated in the fifth 12-month period subject to the following conditions:

1.	During the five-year period, no additional amounts are allocated to or reallocated from Fixed Account D;
2.	We will include any amounts reallocated, taken as a loan, or used to purchase income phase payments during the prior 12-month period when calculating the 20% amount; and
3.	We reserve the right to include amounts paid under a systematic withdrawal option when calculating the 20% amount.

We reserve the right to waive the transfer limit when the amount in Fixed Account D is less than $2,000. We may, on a non-discriminatory basis, allow transfers of a larger percentage.

No transfers to or from Fixed Account D are allowed after the beginning of the income phase. See also the “Transfers Among Investment Options” section.

DCA Fixed Account. Transfers from the DCA Fixed Account are only allowed pursuant to the dollar cost averaging program. See “The Dollar Cost Averaging Program” in the “Transfers Among Investment Options” section.

Withdrawals.

Fixed Account D. The contract owner may request a full or partial withdrawal from Fixed Account D. Partial withdrawals from the contract will be made on a pro rata basis from each subaccount and fixed account. If another method of allocation is desired, you must request it in writing to us. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as otherwise provided by law.

While the value of purchase payments allocated to Fixed Account D is included in the calculation of the withdrawal charge upon a partial or full withdrawal of contract value, we will not apply a withdrawal charge to the portion of the contract value allocated to Fixed Account D. We will calculate the amount of the withdrawal charge waived by multiplying the withdrawal charge by the percentage that the amount withdrawn from Fixed Account D bears to the total amount withdrawn.

Partial Withdrawals. Each 12-month period, twenty percent (20%) may be withdrawn from Fixed Account D. The amount available for withdrawal is based on the contract value in Fixed Account D as of the date we receive the withdrawal request in good order at our administrative service center, reduced by the amount withdrawn, reallocated, taken as a loan, or used to purchase income phase payments during the contract year. In addition, we reserve the right to reduce the amount available by

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Full Withdrawals. The contract owner may withdraw the full amount from Fixed Account D. When we receive a request for a full withdrawal, no additional transfers, partial withdrawals or loans are allowed. The withdrawal is paid as follows:

1.    One-fifth of the contract value in Fixed Account D as of the date we receive the withdrawal request at our administrative service center, reduced by the amount, if any, transferred, withdrawn, taken as a loan, or used to purchase income phase payments during that contract year; then

2. One-fourth of the remaining amount 12 months later; then
3. One-third of the remaining amount 12 months later; then
4. One-half of the remaining amount 12 months later; then
5. The balance of the contract value in Fixed Account D 12 months later.

When we receive a request for a full withdrawal, no additional transfers, partial withdrawals or loans are allowed. The contract owner may cancel a full withdrawal request from Fixed Account D at any time.

Waiver of Full and Partial Withdrawal Restrictions. Full and partial withdrawal restrictions are waived when the withdrawal is:

1. Due to the contract owner’s death during the accumulation phase, and the withdrawal is made within six months of the date of death;
2. Used to purchase income phase payments on a life contingent basis or for a stated period on a fixed only basis;
3. Due to disability, extended confinement, or terminal illness within the meaning of the Tax Code, subject to the provisions regarding waiver of the withdrawal charge;
4. Due to separation from service with your employer after age 55 (available beginning five years from the issue date, for 403(b) contracts only.
5. To satisfy minimum distribution requirements; or
6. Due to other conditions as we may allow without discrimination.

Not all waivers may be available in all states. Refer to your contract for a description of available waivers.

DCA Fixed Account. Amounts withdrawn from the DCA Fixed Account are subjected to the applicable withdrawal charge. See “Fees” and “Withdrawals.”

Charges. We do not make deductions from amounts in the fixed accounts to cover mortality and expense risks. We consider these risks when determining the credited rate. We expect to derive a profit from the determination of the credited rate. If you make a full withdrawal, the amount available from the DCA Fixed Account will be reduced by any early withdrawal charge (as applicable) and annual contract charge (see “Fee Table” and “Fees”).

Interest on Death Benefit. Any death benefit paid from amounts invested in Fixed Account D will include interest from the Death Benefit Valuation Date until the death benefit is paid at a rate not less then required by law.

Guarantee. We guarantee that the fixed contract value will not be less than the amount of purchase payments and transfers allocated to the fixed account, plus interest at the minimum guaranteed rate disclosed in the annuity contract, compounded annually, plus any additional interest which we may, in our discretion, credit to the fixed accounts (as described above), less any charges for the optional death benefit riders or early withdrawal charges, any applicable premium taxes and any amounts withdrawn or reallocated from the fixed accounts.

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Appendix II Eligible Funds

If you have selected the MGAB rider or the MGWB rider, you must remain invested at all times in one or more of the following Eligible Funds in order to receive the benefits of these riders (other than during the free look period, when we may require you to invest in the money market option). Failure to remain so invested will result in the termination of the applicable rider, and no charges deducted under the rider will be refunded. Accordingly, you should not purchase one of these riders if you do not believe that you will be comfortable remaining invested in one or more of the following funds during the entire time the rider is in effect.

ING Solution Income Portfolio

ING Solution 2015 Portfolio

ING Solution 2025 Portfolio

ING Solution 2035 Portfolio

ING Solution 2045 Portfolio

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Appendix III

MGWB Rider Examples

The following examples have been provided to help illustrate how the Minimum Guaranteed Withdrawal Benefit rider works in certain circumstances. For the purpose of these illustrations, the “Cash Value after Purchase Payment or Withdrawal” has been selected in order to illustrate specific situations. We have noted where we have assumed market performance, both negative and positive. This assumed performance is illustrative only.

Example A: The following example illustrates the values of the Guaranteed Withdrawal Base, Annual Withdrawal Amount and Remaining Guaranteed Balance on an initial purchase payment of $100,000:

Contract Year	Date	Purchase Payment	Withdrawal	Cash Value after Purchase Payment or Withdrawal	Guaranteed Withdrawal Base	Annual Withdrawal Amount	Remaining Guaranteed Balance
1	01/01/06	$100,000	---	$100,000	$100,000	$5,000	$100,000

Example B: The following example illustrates the effect of subsequent purchase payments made during the first contract year, and assumes an investment return of $2,000 between 01/01/06 and 03/01/06:

Contract Year	Date	Purchase Payment	Withdrawal	Cash Value after Purchase Payment or Withdrawal	Guaranteed Withdrawal Base	Annual Withdrawal Amount	Remaining Guaranteed Balance
1	03/01/06	$20,000	---	$122,000	$120,000	$6,000	$120,000

Example C: The following example illustrates the effect of subsequent purchase payments made after the first contract year, and assumes an investment loss of $2,000 between 03/01/06 and 03/01/07:

Contract Year	Date	Purchase Payment	Withdrawal	Cash Value after Purchase Payment or Withdrawal	Guaranteed Withdrawal Base	Annual Withdrawal Amount	Remaining Guaranteed Balance
2	03/01/07	$10,000	---	$130,000	$120,000	$6,000	$120,000

Example D: The following examples illustrate the effect of withdrawals that do not exceed the Annual Withdrawal Amount, and assumes an investment loss of $3,000 between 03/01/07 and 02/01/08 and an additional investment loss of $1,500 between 02/01/08 and 04/01/08:

Contract Year	Date	Purchase Payment	Withdrawal	Cash Value after Purchase Payment or Withdrawal	Guaranteed Withdrawal Base	Annual Withdrawal Amount	Remaining Guaranteed Balance
3	02/01/08	---	$4,000	$123,000	$120,000	$6,000	$116,000
3	04/01/08	---	$2,000	$119,500	$120,000	$6,000	$114,000

Example E: The following examples illustrate the effect of cumulative withdrawals that exceed the Annual Withdrawal Amount, and assumes an investment loss of $10,500 between 04/01/08 and 07/01/09 and an additional investment loss of $4,000 between 07/01/09 and 08/01/09:

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Contract Year	Date	Purchase Payment	Withdrawal	Cash Value after Purchase Payment or Withdrawal	Guaranteed Withdrawal Base	Annual Withdrawal Amount	Remaining Guaranteed Balance
4	07/01/09	---	$6,000	$103,000	$120,000	$6,000	$108,000
4	08/01/09	---	$5,000	$94,000	$94,000	$4,700	$94,000

The Guaranteed Withdrawal Base and Remaining Guaranteed Balance immediately following the excess withdrawal are reset to the lesser of the contract value immediately after the withdrawal ($94,000) or the Remaining Guaranteed Balance immediately prior to the withdrawal less the withdrawal amount ($108,000 - $5,000 = $103,000),

Example F: The following examples illustrate the effect of taking a required minimum distribution that exceeds the Annual Withdrawal Amount and assumes an investment return of $10,700 between 08/01/09 and 03/01/10 and an additional investment return of $1,000 between 03/01/10 and 09/01/10:

Contract Year	Date	Purchase Payment	Withdrawal	Cash Value after Purchase Payment or Withdrawal	Guaranteed Withdrawal Base	Annual Withdrawal Amount	Remaining Guaranteed Balance
5	03/01/10	---	$4,700	$100,000	$94,000	$4,700	$89,300
5	09/01/10	---	$5,000	$96,000	$94,000	$4,700	$84,300

In this case the Guaranteed Withdrawal Base and Remaining Guaranteed Balance are not adjusted as they were in Example E.

Example G: The following example illustrates the effect of the election of the Reset option on the 10th contract anniversary (or the beginning of contract year 11) and assumes an investment return of $10,700 between 09/01/10 and 05/01/11, an additional investment return of $9,700 between 05/01/11 and 05/01/12, a subsequent investment loss of $2,300 between 05/01/12 and 05/01/13, an additional investment return of $2,700 between 05/01/13 and 05/01/14, an additional investment return of $6,700 between 05/01/14 and 05/01/15, and an additional investment return of $2,000 between 05/01/14 and 01/01/16:

Contract Year	Date	Purchase Payment	Withdrawal	Cash Value after Purchase Payment or Withdrawal	Guaranteed Withdrawal Base	Annual Withdrawal Amount	Remaining Guaranteed Balance
6	05/01/11	---	$4,700	$102,000	$94,000	$4,700	$79,600
7	05/01/12	---	$4,700	$107,000	$94,000	$4,700	$74,900
8	05/01/13	---	$4,700	$100,000	$94,000	$4,700	$70,200
9	05/01/14	---	$4,700	$98,000	$94,000	$4,700	$65,500
10	05/01/15	---	$4,700	$100,000	$94,000	$4,700	$60,800
11	01/01/16	---	---	$102,000	$102,000	$5,100	$102,000

If the contract has experienced market gains, they can be “locked in” by “Resetting” the Guaranteed Withdrawal Base and Remaining Guaranteed Balance equal to contract value. This also increases the Annual Withdrawal Amount.

Example H: The following example illustrates when a contract enters into Automatic Withdrawal Status and assumes the maximum annual withdrawal amount is withdrawn in years 11 through 24 and there is no investment gain or loss during that period.

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Contract Year	Date	Purchase Payment	Withdrawal	Cash Value after Purchase Payment or Withdrawal	Guaranteed Withdrawal Base	Annual Withdrawal Amount	Remaining Guaranteed Balance
25	1/1/30	---	$5,100	$2,000	$102,000	$5,100	$25,500
26	1/1/31	---	$5,100	$0	$102,000	$5,100	$20,400
27	1/1/32	---	$5,100	$0	$102,000	$5,100	$15,300
28	1/1/33	---	$5,100	$0	$102,000	$5,100	$10,200
29	1/1/34	---	$5,100	$0	$102,000	$5,100	$5,100
30	1/1/35	---	$5,100	$0	$102,000	$5,100	$0

If contract value is not sufficient to satisfy the Annual Withdrawal Amount, as is the case in contract year 26, the rider is placed into Automatic Withdrawal Status. Automatic Periodic Payments equal to the Annual Withdrawal Amount will continue to be paid until the Remaining Guaranteed Balance is reduced to zero. If death were to occur while in Automatic Withdrawal Status (contract years 26-30), Automatic Periodic Payments would cease and the MGWB Death Benefit equal to the Remaining Guaranteed Balance will be paid as a single lump sum to the person entitled to death proceeds.

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Appendix IV Description of Underlying Funds

List of Fund Name Changes

Current Fund Name	Former Fund Name
ING American Century Small-Mid Cap Value Portfolio	ING American Century Small Cap Value Portfolio
ING Davis Venture Value Portfolio	ING Salomon Brothers Fundamental Value Porfolio
ING JPMorgan International Portfolio	ING JPMorgan Fleming International Portfolio
ING Legg Mason Partners Aggressive Growth Portfolio	ING Salomon Brothers Aggressive Growth Portfolio
ING Legg Mason Partners Large Cap Growth Portfolio	ING Salomon Brothers Large Cap Growth Portfolio
ING VP Strategic Allocation Conservative Portfolio	ING VP Strategic Allocation Income Portfolio
ING VP Strategic Allocation Moderate Portfolio	ING VP Strategic Allocation Balanced Portfolio

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract Overview - Questions,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund	Franklin Advisory Services, LLC	Seeks long-term total return.
ING Partners, Inc. – ING American Century Large Company Value Portfolio	ING Life Insurance and Annuity Company Subadviser: American Century Investment Management, Inc. (American Century)	Seeks long-term capital growth; income is a secondary objective.
ING Partners, Inc. – ING American Century Select Portfolio	ING Life Insurance and Annuity Company Subadviser: American Century Investment Management, Inc. (American Century)	Seeks long-term capital growth.

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Partners, Inc. – ING American Century Small-Mid Cap Value Portfolio	ING Life Insurance and Annuity Company Subadviser: American Century Investment Management, Inc. (American Century)	Seeks long-term capital growth; income is a secondary objective.
ING Partners, Inc. – ING Baron Small Cap Growth Portfolio	ING Life Insurance and Annuity Company Subadviser: BAMCO, Inc. (BAMCO)	Seeks capital appreciation.
ING Partners, Inc. – ING Davis Venture Value Portfolio	ING Life Insurance and Annuity Company Subadviser: Davis Selected Advisers, L.P. (Davis)	A nondiversified Portfolio that seeks long-term growth of capital.
Fidelity® Variable Insurance Products – Fidelity® VIP Contrafund® Portfolio (Initial Class) or (Service Class)

Investment Adviser:

Fidelity Management & Research Company

Subadvisers:

Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

Seeks long-term capital appreciation.
Fidelity® Variable Insurance Products – Fidelity® VIP Equity-Income Portfolio (Initial Class) (Service Class) or (Service Class 2)	Investment Adviser: Fidelity Management & Research Company Subadvisers: Subadviser: FMR Co., Inc.

Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500SM Index (S&P 500®).

Fidelity® Variable Insurance Products – Fidelity® VIP Growth Portfolio (Initial Class)	Investment Adviser: Fidelity Management & Research Company Subadvisers: Subadviser: FMR Co., Inc.	Seeks to achieve capital appreciation.
Fidelity® Variable Insurance Products – Fidelity® VIP Mid Cap Portfolio (Initial Class)

Investment Adviser:

Fidelity Management & Research Company

Subadviser:

Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

Seeks long-term growth of capital.
ING Investors Trust - ING FMRSM Diversified Mid Cap Portfolio	Directed Services, Inc. Subadviser: Fidelity Management & Research Co.	Seeks long-term growth of capital.

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Partners, Inc. – ING Goldman Sachs® Capital Growth Portfolio* * Goldman Sachs® is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.	ING Life Insurance and Annuity Company Subadviser: Goldman Sachs Asset Management, L.P. (GSAM)	Seeks long-term growth of capital.
ING Partners, Inc. – ING JPMorgan International Portfolio	ING Life Insurance and Annuity Company Subadviser: J.P. Morgan Asset Management (London) Limited (JPMorgan London)	Seeks long-term growth of capital.
ING Partners, Inc. – ING JPMorgan Mid Cap Value Portfolio	ING Life Insurance and Annuity Company Subadviser: J.P. Morgan Investment Management Inc. (JPMIM)	A nondiversified Portfolio that seeks growth from capital appreciation.
ING Investors Trust - ING Julius Baer Foreign Portfolio	Directed Services, Inc. Subadviser: Julius Baer Investment Management, LLC	Seeks long-term growth of capital.
ING Partners, Inc. – ING Legg Mason Partners Aggressive Growth Portfolio	ING Life Insurance and Annuity Company Subadviser: Salomon Brothers Asset Management Inc (SaBAM)	Seeks long-term growth of capital.
ING Partners, Inc. – ING Legg Mason Partners Large Cap Growth Portfolio	ING Life Insurance and Annuity Company Subadviser: Salomon Brothers Asset Management Inc (SaBAM)	Seeks long-term capital appreciation.
ING Investors Trust - ING Legg Mason Value Portfolio	Directed Services, Inc. Subadviser: Legg Mason Capital Management, Inc.	A non-diversified portfolio that seeks long-term growth of capital.
ING Investors Trust – ING Lord Abbett Affiliated Portfolio	Directed Services, Inc. Subadviser: Lord, Abbett & Co. LLC	Seeks long-term growth of capital and secondarily, current income.
ING Investors Trust - ING Marsico Growth Portfolio	Directed Services, Inc. Subadviser: Marsico Capital Management, LLC	Seeks capital appreciation.
ING Investors Trust - ING Mercury Large Cap Growth Portfolio	Directed Services, Inc. Subadviser: Mercury Advisors	Seeks long-term growth of capital.

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Partners, Inc. – ING MFS Capital Opportunities Portfolio	ING Life Insurance and Annuity Company Subadviser: Massachusetts Financial Services Company (MFS)	Seeks capital appreciation.
ING Investors Trust - ING MFS Total Return Portfolio	Directed Services, Inc. Subadviser: Massachusetts Financial Services Company

Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. Secondarily seeks reasonable opportunity for growth of capital and income.

ING Partners, Inc. – ING OpCap Balanced Value Portfolio	ING Life Insurance and Annuity Company Subadviser: OpCap Advisors LLC (OpCap)	Seeks capital growth, and secondarily, investment income.
ING Partners, Inc. – ING Oppenheimer Global Portfolio	ING Life Insurance and Annuity Company Subadviser: OppenheimerFunds, Inc. (Oppenheimer)	Seeks capital appreciation.
ING Partners, Inc. – ING Oppenheimer Strategic Income Portfolio	ING Life Insurance and Annuity Company Subadviser: OppenheimerFunds, Inc. (Oppenheimer)	Seeks a high level of current income principally derived from interest on debt securities.
ING Partners, Inc. – ING PIMCO Total Return Portfolio	ING Life Insurance and Annuity Company Subadviser: Pacific Investment Management Company LLC (PIMCO)	Seeks maximum total return, consistent with capital preservation and prudent investment management.
ING Partners, Inc. – ING Pioneer High Yield Portfolio	ING Life Insurance and Annuity Company Subadviser: Pioneer Investment Management, Inc. (Pioneer)	Seeks to maximize total return through income and capital appreciation.
ING Partners, Inc. – ING Solution 2015 Portfolio	ING Life Insurance and Annuity Company

Until the day prior to the Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Partners, Inc. – ING Solution 2025 Portfolio	ING Life Insurance and Annuity Company

Until the day prior to the Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

ING Partners, Inc. – ING Solution 2035 Portfolio	ING Life Insurance and Annuity Company

Until the day prior to the Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

ING Partners, Inc. – ING Solution 2045 Portfolio	ING Life Insurance and Annuity Company

Until the day prior to the Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

ING Partners, Inc. – ING Solution Income Portfolio	ING Life Insurance and Annuity Company	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
ING Investors Trust - ING Stock Index Portfolio	Directed Services, Inc. Subadviser: ING Investment Management Co.	Seeks total return.
ING Partners, Inc. – ING T. Rowe Price Diversified Mid Cap Growth Portfolio	ING Life Insurance and Annuity Company Subadviser: T. Rowe Price Associates, Inc. (T. Rowe Price)	Seeks long-term capital appreciation.
ING Investors Trust - ING T. Rowe Price Equity Income Portfolio	Directed Services, Inc. Subadviser: T. Rowe Price Associates, Inc.	Seeks substantial dividend income as well as long-term growth of capital.
ING Partners, Inc. – ING T. Rowe Price Growth Equity Portfolio	ING Life Insurance and Annuity Company Subadviser: T. Rowe Price Associates, Inc. (T. Rowe Price)	Seeks long-term capital growth, and secondarily, increasing dividend income.

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Partners, Inc. – ING UBS U.S. Large Cap Equity Portfolio	ING Life Insurance and Annuity Company Subadviser: UBS Global Asset Management (Americas) Inc. (UBS Global AM)	Seeks long-term growth of capital and future income.
ING Partners, Inc. – ING Van Kampen Comstock Portfolio	ING Life Insurance and Annuity Company Subadviser: Van Kampen	Seeks capital growth and income.
ING Partners, Inc. – ING Van Kampen Equity and Income Portfolio	ING Life Insurance and Annuity Company Subadviser: Van Kampen	Seeks total return, consisting of long-term capital appreciation and current income.
ING Investors Trust - ING Van Kampen Growth and Income Portfolio	Directed Services, Inc. Subadviser: Van Kampen	Seeks long-term growth of capital and income.
ING Variable Products Trust – ING VP Financial Services Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.
ING Variable Portfolios, Inc. – ING VP Global Science and Technology Portfolio	ING Investments, LLC Subadviser: BlackRock Advisors, Inc.	Seeks long-term capital appreciation.
ING Variable Funds – ING VP Growth and Income Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.
ING Variable Portfolios, Inc. – ING VP Growth Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.
ING Variable Portfolios, Inc. – ING VP Index Plus MidCap Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s MidCap 400 Index (S&P MidCap 400 Index), while maintaining a market level of risk.
ING VP Intermediate Bond Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to maximize total return consistent with reasonable risk, through investment in a diversified portfolio consisting primarily of debt securities.

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Variable Portfolios, Inc. – ING VP International Equity Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.

Seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The Portfolio will not target any given level of current income.

ING Variable Products Trust – ING VP International Value Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks capital appreciation.
ING Variable Products Trust – ING VP MidCap Opportunities Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.
ING VP Money Market Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. There is no guarantee that the ING VP Money Market Subaccount will have a positive or level return.

ING VP Natural Resources Trust	ING Investments, LLC Subadviser: ING Investment Management Co.

A nondiversified Portfolio that seeks long-term growth of capital primarily through investment in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies. Capital appreciation will be the primary determinant of total return and income is a secondary consideration.

ING Variable Products Trust – ING VP Real Estate Portfolio	ING Investments, LLC Subadviser: ING Clarion Real Estate Securities L.P.	A nondiversified Portfolio that seeks total return.
ING Variable Portfolios, Inc. – ING VP Small Company Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities of companies with smaller market capitalizations.
ING Variable Products Trust – ING VP SmallCap Opportunities Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.

PRO.120636-06	70

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Strategic Allocation Portfolios, Inc. – ING VP Strategic Allocation Conservative Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.

Seeks to provide total return consistent with preservation of capital. Managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding 5 years and a low level of risk tolerance.

ING Strategic Allocation Portfolios, Inc. – ING VP Strategic Allocation Growth Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to provide capital appreciation. Managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and a high level of risk tolerance.
ING Strategic Allocation Portfolios, Inc. – ING VP Strategic Allocation Moderate Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.

Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). Managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding 10 years and a moderate level of risk tolerance.

ING Variable Portfolios, Inc. – ING VP Value Opportunity Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks.
Lord Abbett Series Fund, Inc. – Growth and Income Portfolio	Lord, Abbett & Co. LLC (Lord Abbett)	Seeks long-term growth of capital and income without excessive fluctuations in market value.
Lord Abbett Series Fund, Inc. – Mid-Cap Value Portfolio	Lord, Abbett & Co. LLC (Lord Abbett)	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA	OppenheimerFunds, Inc.	Seeks capital appreciation.
PIMCO VIT - Real Return Portfolio	Investment Adviser: Pacific Investment Management Company LLC (PIMCO)	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Pioneer Equity Income VCT Portfolio	Pioneer Investment Management, Inc.	Current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.
Pioneer High Yield VCT Portfolio	Pioneer Investment Management, Inc.	Maximize total return through a combination of income and capital appreciation.
Wanger Advisors Trust - Wanger Select	Columbia Wanger Asset Management, L.P.	A nondiversified fund that seeks long-term growth of capital.
Wanger Advisors Trust - Wanger U.S. Smaller Companies	Columbia Wanger Asset Management, L.P.	Seeks long-term growth of capital.

PRO.120636-06	71

APPENDIX V CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2005, the following table gives (1) the accumulation unit value (AUV) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Separate Account N available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2005 the “Value at beginning of period” shown is the value at first date of investment.

(Selected data for accumulation units outstanding throughout each period, reflecting total daily separate account charges of 1.40%)

2005
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.89
Value at end of period	$10.97
Number of accumulation units outstanding at end of period	23,199
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.92
Value at end of period	$11.00
Number of accumulation units outstanding at end of period	364
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.18
Value at end of period	$10.66
Number of accumulation units outstanding at end of period	45
ING FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.91
Value at end of period	$11.63
Number of accumulation units outstanding at end of period	869
ING FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.32
Value at end of period	$10.55
Number of accumulation units outstanding at end of period	584
ING FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.69
Value at end of period	$10.58
Number of accumulation units outstanding at end of period	12
ING FIDELITY® VIP MIDCAP PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.07
Value at end of period	$11.85
Number of accumulation units outstanding at end of period	135

CFI 1

Condensed Financial Information (continued)

2005
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.11
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	915
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.02
Value at end of period	$11.65
Number of accumulation units outstanding at end of period	555
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.74
Value at end of period	$10.87
Number of accumulation units outstanding at end of period	445
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.13
Value at end of period	$11.61
Number of accumulation units outstanding at end of period	446
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.12
Value at end of period	$10.07
Number of accumulation units outstanding at end of period	116
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.43
Value at end of period	$10.90
Number of accumulation units outstanding at end of period	240
ING STOCK INDEX PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.01
Value at end of period	$10.46
Number of accumulation units outstanding at end of period	2,320
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.62
Value at end of period	$11.03
Number of accumulation units outstanding at end of period	328

CFI 2

Condensed Financial Information (continued)

2005
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.92
Value at end of period	$10.35
Number of accumulation units outstanding at end of period	1,060
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.41
Value at end of period	$10.64
Number of accumulation units outstanding at end of period	586
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$9.97
Value at end of period	$10.41
Number of accumulation units outstanding at end of period	101
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.22
Value at end of period	$10.76
Number of accumulation units outstanding at end of period	1,328
ING VP FINANCIAL SERVICES PORTFOLIO
Value at beginning of period	$11.11
Value at end of period	$11.80
Number of accumulation units outstanding at end of period	7,610
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
Value at beginning of period	$10.69
Value at end of period	$11.78
Number of accumulation units outstanding at end of period	6,906
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$14.95
Value at end of period	$16.39
Number of accumulation units outstanding at end of period	494,201
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.06
Value at end of period	$10.14
Number of accumulation units outstanding at end of period	2,362
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$18.87
Value at end of period	$20.36
Number of accumulation units outstanding at end of period	1,315,804

CFI 3

Condensed Financial Information (continued)

2005
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$6.44
Value at end of period	$7.00
Number of accumulation units outstanding at end of period	5,263,838
ING VP NATURAL RESOURCES TRUST
Value at beginning of period	$11.89
Value at end of period	$16.74
Number of accumulation units outstanding at end of period	317,892
ING VP REAL ESTATE PORTFOLIO
Value at beginning of period	$13.87
Value at end of period	$15.39
Number of accumulation units outstanding at end of period	156,809
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$21.00
Value at end of period	$22.60
Number of accumulation units outstanding at end of period	926,946
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.30
Value at end of period	$11.30
Number of accumulation units outstanding at end of period	29
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$11.96
Value at end of period	$12.24
Number of accumulation units outstanding at end of period	32,695
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$13.48
Value at end of period	$14.12
Number of accumulation units outstanding at end of period	51,527
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$12.79
Value at end of period	$13.20
Number of accumulation units outstanding at end of period	94,672
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.72
Value at end of period	$10.66
Number of accumulation units outstanding at end of period	101,315

CFI 4

Condensed Financial Information (continued)

2005
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$9.85
Value at end of period	$10.38
Number of accumulation units outstanding at end of period	13,246
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.91
Value at end of period	$10.91
Number of accumulation units outstanding at end of period	41,121
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.61
Value at end of period	$11.28
Number of accumulation units outstanding at end of period	225
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$10.77
Value at end of period	$10.84
Number of accumulation units outstanding at end of period	169,681
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$10.57
Number of accumulation units outstanding at end of period	4,498
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$10.64
Value at end of period	$10.69
Number of accumulation units outstanding at end of period	91,765
WANGER SELECT
Value at beginning of period	$11.40
Value at end of period	$12.42
Number of accumulation units outstanding at end of period	108,821
WANGER U.S. SMALLER COMPANIES
Value at beginning of period	$11.56
Value at end of period	$12.68
Number of accumulation units outstanding at end of period	103,548

CFI 5

PART B

RELIASTAR LIFE

INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS

ISSUED BY SEPARATE ACCOUNT N

AND

RELIASTAR LIFE INSURANCE COMPANY

  Statement of Additional Information dated April 28, 2006

This Statement of Additional Information is not a prospectus, and should be read in conjunction with the current prospectus dated April 28, 2006 relating to the individual fixed and variable deferred annuity contracts issued by Separate Account N (the “separate account”) and ReliaStar Life Insurance Company (the “Company”). A copy of the prospectus may be obtained from the ING Service Center at P.O. Box 5050, Minot, North Dakota 58702-5050, by calling 1-877-884-5050, or from ING Financial Advisers, LLC, 151 Farmington Avenue, Hartford, Connecticut 06156.

Read the prospectus before you invest. Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

ReliaStar Life Insurance Company (the “Company,” “we,” “us,” “our”) is a stock life insurance company organized in 1885 and incorporated under the insurance laws of the State of Minnesota.

We are an indirect subsidiary of ING Groep N.V. (“ING”). ING is a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our home office is located at 20 Washington Avenue South, Minneapolis, Minnesota 55401.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

SEPARATE ACCOUNT N

We established Separate Account N on October 1, 2002 under the insurance laws of the State of Minnesota. The separate account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 40 Act). It also meets the definition of “separate account” under the federal securities laws. Prior to October 1, 2002, the separate account was known as Separate Account One of Northern Life Insurance Company, which was created in 1994 under Washington law. In connection with the merger of Northern Life Insurance Company and the Company, the separate account was transferred to the Company.

Purchase payments to accounts under the contract may be allocated to one or more of the available subaccounts and/or to any available Fixed Account.

We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans. The funds currently available under the contract are as follows:

2

The Funds

Franklin Small Cap Value Securities Fund (Class 2)

ING American Century Large Company Value Portfolio (Service Class)

ING American Century Select Portfolio (Service Class)

ING American Century Small-Mid Cap Value Portfolio (Service Class)

ING Baron Small Cap Growth Portfolio
(Service Class)

ING Davis Venture Value Portfolio (Service Class)

ING Fidelity® VIP Contrafund® Portfolio (Service Class)

ING Fidelity® VIP Equity Income Portfolio (Service Class)

ING Fidelity® VIP Growth Portfolio (Service Class)

ING Fidelity® VIP Mid Cap Portfolio (Service Class)

ING FMRSM Diversified Mid Cap Portfolio (Class S)

ING Goldman Sachs® Capital Growth Portfolio (Service Class) (1)

ING JPMorgan International Portfolio (Service Class)

ING JPMorgan Mid Cap Value Portfolio
(Service Class)

ING Julius Baer Foreign Portfolio
(Service 2 Class)

ING Legg Mason Partners Aggressive Growth Portfolio (Service Class)

ING Legg Mason Partners Large Cap Growth Portfolio (Service Class)

ING Legg Mason Value Portfolio

(Service 2 Class)

ING Lord Abbett Affiliated Portfolio
(Class I)

ING Marsico Growth Portfolio
(Service 2 Class)

ING Mercury Large Cap Growth Portfolio (Service 2 Class)

ING MFS Capital Opportunities Portfolio (Service Class)

The Funds (Continued)

ING MFS Total Return Portfolio
(Service 2 Class)

ING OpCap Balanced Value Portfolio (Service Class)

ING Oppenheimer Global Portfolio
(Service Class)

ING Oppenheimer Strategic Income Portfolio (Service Class)

ING PIMCO Total Return Portfolio
(Service Class)

ING Pioneer Fund Portfolio (Class I)

ING Pioneer High Yield Portfolio (Initial Class)

ING Pioneer Mid Cap Value Portfolio
(Class I)

ING Solution 2015 Portfolio (Service Class)

ING Solution 2025 Portfolio (Service Class)

ING Solution 2035 Portfolio (Service Class)

ING Solution 2045 Portfolio (Service Class)

ING Solution Income Portfolio
(Service Class)

ING Stock Index Portfolio (Class I)

ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Service Class)

ING T. Rowe Price Equity Income Portfolio (Service 2 Class)

ING T. Rowe Price Growth Equity Portfolio (Service Class)

ING UBS U.S. Large Cap Equity Portfolio (Service Class)

ING Van Kampen Comstock Portfolio
(Service Class)

ING Van Kampen Equity and Income Portfolio (Service Class)

ING Van Kampen Growth and Income Portfolio (Service 2 Class)

ING VP Financial Services Portfolio
(Class I)

ING VP Global Science and Technology Portfolio (Class I)

ING VP Growth and Income Portfolio
(Class I)

ING VP Growth Portfolio (Class I)

The Funds (Continued)

ING VP Index Plus MidCap Portfolio
(Class I)

ING VP Intermediate Bond Portfolio (Class I)

ING VP International Equity Portfolio (Class I)

ING VP International Value Portfolio
(Class I)

ING VP MidCap Opportunities Portfolio (Class I)

ING VP Money Market Portfolio
(Class I) (2)

ING VP Natural Resources Trust
(Class I)

ING VP Real Estate Portfolio

    (Class I)

ING VP Small Company Portfolio (Class I)

ING VP SmallCap Opportunities Portfolio (Class I)

ING VP Strategic Allocation Balanced Portfolio (Class I)

ING VP Strategic Allocation Growth Portfolio (Class I)

ING VP Strategic Allocation Income Portfolio (Class I)

ING VP Value Opportunity Portfolio (Class I)

ING Wells Fargo Small Cap Disciplined Portfolio (Class S)

Lord Abbett Series Fund – Growth and Income Portfolio (Class VC)

Lord Abbett Series Fund – Mid-Cap Value Portfolio (Class VC)

Oppenheimer Main Street Small Cap Fund®/VA

PIMCO VIT Real Return Portfolio (Administrative Class)

Pioneer Equity Income VCT Portfolio (Class I)

Pioneer High Yield VCT Portfolio
(Class I)

Wanger Select

Wanger U.S. Smaller Companies

1	Goldman Sachs® is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.
2

Available for investment in transfer premium series contracts only. For flexible premium series contracts, currently only available during the right to cancel period in states that require a refund of purchase payments. See “Right to Cancel.”

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in each fund’s prospectus and statement of additional information.

3

OFFERING AND PURCHASE OF CONTRACTS

Effective January 1, 2004, the contracts are distributed by ING Financial Advisers, LLC, the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc., and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. Prior to January 1, 2004, the contracts were distributed by Washington Square Securities, Inc. (WSSI), an affiliate of the Company. The contracts are distributed through life insurance agents who are registered representatives of ING Financial Advisers, LLC or of other broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Purchase and Rights” and “Your Account Value.”

Compensation was paid in the aggregate amount of $465,376 to the prior principal underwriter, WSSI, for the year ended December 31, 2003 in connection with distribution of all variable annuity products issued by Separate Account N. Compensation paid to the principal underwriter ING Financial Advisers, LLC for the years ending December 31, 2005 and 2004 amounted to $8,819,577.41 and $6,829,698.77, respectively, in connection with the distribution of all registered variable annuity products issued by Separate Account N of ReliaStar Life Insurance Company. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Separate Account N of ReliaStar Life Insurance Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “The Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment then selection of a 3.5% rate, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis.

If the actual net investment rate on the assets of the separate account is equal to the assumed investment rate, income phase payments will remain level. If the actual net investment rate exceeds the assumed investment rate, income phase payments will increase. Conversely, if it is less, then the payouts will decrease.  Where a 5% assumed investment rate is selected, income phase payments would decline if the actual net investment rate failed to increase by 5%. Where a 3.5% assumed investment rate is selected, income phase payments would decline if the actual net investment rate failed to increase by 3.5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

4

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.0%, 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example, which assumes and assumed net investment rate of 3.5%. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant’s first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^ 30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.495928, which produces a payment of $273.67.

If an assumed net investment rate of 5% is elected under 2005 Contracts, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

5

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 600 Peachtree Street, Suite 2800, Atlanta, GA 30308, is the independent registered public accounting firm for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account’s financial statements.

6

FINANCIAL STATEMENTS
ReliaStar Life Insurance Company
Separate Account N
Year ended December 31, 2005
with Report of Independent Registered Public Accounting Firm

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RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Financial Statements
Year ended December 31, 2005

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ReliaStar Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting ReliaStar Life Insurance Company Separate Account N (the “Account”) as of December 31, 2005, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:
AIM V.I. Demographic Trends Fund - Series I Shares
The Alger American Funds:
Alger American Growth Portfolio - Class O
Alger American Leveraged AllCap Portfolio - Class O
Alger American MidCap Growth Portfolio - Class O
Alger American Small Capitalization Portfolio - Class O
Fidelity® Variable Insurance Products:
Fidelity® VIP Asset Manager Growth® Portfolio - Initial Class
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Opportunities Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Fidelity® VIP Money Market Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio - Service Class
ING JPMorgan Small Cap Equity Portfolio - Institutional Class
ING Julius Baer Foreign Portfolio - Service Class
ING Julius Baer Foreign Portfolio - Service 2 Class
ING Legg Mason Value Portfolio - Institutional Class
ING Limited Maturity Bond Portfolio - Service Class
ING Liquid Assets Portfolio - Institutional Class
ING Marsico Growth Portfolio - Service Class
ING Marsico Growth Portfolio - Service 2 Class
ING Marsico International Opportunities Portfolio - Institutional Class
ING MFS Total Return Portfolio - Service Class
ING Pioneer Fund Portfolio - Service Class
ING Pioneer Mid Cap Value Portfolio - Service Class
ING Stock Index Portfolio - Institutional Class
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
ING T. Rowe Price Equity Income Portfolio - Service Class
ING T. Rowe Price Equity Income Portfolio - Service 2 Class
ING Van Kampen Growth and Income Portfolio - Service Class

ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Initial Class
ING American Century Select Portfolio - Initial Class
ING American Century Small Cap Value Portfolio - Initial Class
ING American Century Small Cap Value Portfolio - Service Class
ING Baron Small Cap Growth Portfolio - Initial Class
ING Baron Small Cap Growth Portfolio - Service Class
ING Davis Venture Value Portfolio - Initial Class
ING Fidelity® VIP Contrafund® Portfolio - Service Class
ING Fidelity® VIP Equity-Income Portfolio - Service Class
ING Fidelity® VIP Growth Portfolio - Service Class
ING Fidelity® VIP Mid Cap Portfolio - Service Class
ING Fundamental Research Portfolio - Initial Class
ING JPMorgan Fleming International Portfolio - Initial Class
ING JPMorgan Mid Cap Value Portfolio - Initial Class
ING JPMorgan Mid Cap Value Portfolio - Service Class
ING OpCap Balanced Value Portfolio - Initial Class
ING Oppenheimer Global Portfolio - Initial Class
ING Oppenheimer Global Portfolio - Service Class
ING PIMCO Total Return Portfolio - Initial Class
ING PIMCO Total Return Portfolio - Service Class
ING Salomon Brothers Aggressive Growth Portfolio - Initial Class
ING Salomon Brothers Large Cap Growth Portfolio - Initial Class
ING Solution 2025 Portfolio - Service Class
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
ING T. Rowe Price Growth Equity Portfolio - Initial Class
ING T. Rowe Price Growth Equity Portfolio - Service Class
ING UBS U.S Large Cap Equity Portfolio - Initial Class
ING Van Kampen Comstock Portfolio - Initial Class
ING Van Kampen Comstock Portfolio - Service Class
ING Van Kampen Equity and Income Portfolio - Initial Class
ING Van Kampen Equity and Income Portfolio - Service Class
ING Strategic Allocations Portfolio, Inc.:
ING VP Strategic Allocation Balanced Portfolio - Class I
ING VP Strategic Allocation Growth Portfolio - Class I
ING VP Strategic Allocation Income Portfolio - Class I

ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I
ING VP Index Plus LargeCap Portfolio - Class I
ING VP Index Plus MidCap Portfolio - Class I
ING VP Index Plus SmallCap Portfolio - Class I
ING VP Small Company Portfolio - Class I
ING VP Value Opportunity Portfolio - Class I
ING Variable Products Trust:
ING VP Disciplined LargeCap Portfolio - Class I
ING VP Financial Services Portfolio - Class I
ING VP High Yield Bond Portfolio - Class I
ING VP International Value Portfolio - Class I
ING VP MagnaCap Portfolio - Class I
ING VP MidCap Opportunities Portfolio - Class I
ING VP Real Estate Portfolio - Class I
ING VP SmallCap Opportunities Portfolio - Class I
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I
ING VP Money Market Portfolio - Class I:
ING VP Money Market Portfolio - Class I
ING VP Natural Resources Trust:
ING VP Natural Resources Trust
Janus Aspen Series:
Janus Aspen Series International Growth Portfolio - Institutional Shares
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares

Janus Aspen Series (continued):
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond Portfolio® - Class I
Neuberger Berman AMT Partners Portfolio® - Class I
Neuberger Berman AMT Socially Responsive Portfolio® - Class I
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Admin Class
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I
Pioneer High Yield VCT Portfolio - Class I
Premier VIT:
Premier VIT OpCap Equity Portfolio
Premier VIT OpCap Global Equity Portfolio
Premier VIT OpCap Managed Portfolio
Premier VIT OpCap Small Cap Portfolio
Wanger Advisors Trust:
Wanger Select
Wanger U.S. Small Companies

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ReliaStar Life Insurance Company Separate Account N at December 31, 2005, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 22, 2006

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	AIM V.I. Demographic Trends Fund - Series I Shares	Alger American Growth Portfolio - Class O	Alger American Leveraged AllCap Portfolio - Class O	Alger American MidCap Growth Portfolio - Class O	Alger American Small Capitalization Portfolio - Class O

Assets
Investments in mutual funds at fair value	$3,809	$44,674	$31,069	$36,330	$13,888

Total Assets	3,809	44,674	31,069	36,330	13,888

Liabilities
Payable to related parties	—	2	1	1	1

Net Assets	$3,809	$44,672	$31,068	$36,329	$13,887

Net Assets
Accumulation units	$3,809	$44,672	$31,068	$36,328	$13,887
Contracts in payout (annuitization)	—	—	—	1	—

Total net assets	$3,809	$44,672	$31,068	$36,329	$13,887

Total number of mutual fund shares	635,903	1,138,188	893,298	1,658,887	586,471

Cost of mutual fund shares	$3,246	$52,439	$35,873	$26,939	$9,315

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	Fidelity® VIP Asset Manager: Growth® Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Equity- Income Portfolio - Initial Class	Fidelity® VIP Growth Opportunities Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$1,721	$15,699	$101,175	$65,147	$2,382

Total Assets	1,721	15,699	101,175	65,147	2,382

Liabilities
Payable to related parties	—	1	4	3	—

Net Assets	$1,721	$15,698	$101,171	$65,144	$2,382

Net Assets
Accumulation units	$1,721	$15,698	$101,171	$65,143	$2,382
Contracts in payout (annuitization)	—	—	—	1	—

Total net assets	$1,721	$15,698	$101,171	$65,144	$2,382

Total number of mutual fund shares	114,429	1,210,379	3,260,547	2,555,772	137,366

Cost of mutual fund shares	$1,842	$15,727	$75,323	$56,587	$1,914

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Money Market Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$44,127	$122,783	$24,117	$13,140	$937

Total Assets	44,127	122,783	24,117	13,140	937

Liabilities
Payable to related parties	2	5	1	1	—

Net Assets	$44,125	$122,778	$24,116	$13,139	$937

Net Assets
Accumulation units	$44,125	$122,778	$24,116	$13,034	$937
Contracts in payout (annuitization)	—	—	—	105	—

Total net assets	$44,125	$122,778	$24,116	$13,139	$937

Total number of mutual fund shares	1,309,421	865,399	1,890,018	13,139,909	45,464

Cost of mutual fund shares	$50,880	$111,046	$24,275	$13,140	$890

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Franklin Small Cap Value Securities Fund - Class 2	ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING JPMorgan Emerging Markets Equity Portfolio - Service Class	ING JPMorgan Small Cap Equity Portfolio - Institutional Class

Assets
Investments in mutual funds at fair value	$254	$9	$32	$1,750	$77

Total Assets	254	9	32	1,750	77

Liabilities
Payable to related parties	—	—	—	—	—

Net Assets	$254	$9	$32	$1,750	$77

Net Assets
Accumulation units	$254	$9	$32	$1,750	$77
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$254	$9	$32	$1,750	$77

Total number of mutual fund shares	15,157	489	2,445	119,311	6,140

Cost of mutual fund shares	$251	$9	$32	$1,573	$76

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Julius Baer Foreign Portfolio - Service Class	ING Julius Baer Foreign Portfolio - Service 2 Class	ING Legg Mason Value Portfolio - Institutional Class	ING Limited Maturity Bond Portfolio - Service Class	ING Liquid Assets Portfolio - Institutional Class

Assets
Investments in mutual funds at fair value	$3,304	$6	$637	$58	$1,443

Total Assets	3,304	6	637	58	1,443

Liabilities
Payable to related parties	—	—	—	—	—

Net Assets	$3,304	$6	$637	$58	$1,443

Net Assets
Accumulation units	$3,304	$6	$637	$58	$1,443
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$3,304	$6	$637	$58	$1,443

Total number of mutual fund shares	252,975	496	59,903	5,450	1,442,617

Cost of mutual fund shares	$3,343	$6	$635	$58	$1,443

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Marsico Growth Portfolio - Service Class	ING Marsico Growth Portfolio - Service 2 Class	ING Marsico International Opportunities Portfolio - Institutional Class	ING MFS Total Return Portfolio - Service Class	ING Pioneer Fund Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$276	$5	$158	$5,874	$—

Total Assets	276	5	158	5,874	—

Liabilities
Payable to related parties	—	—	—	—	—

Net Assets	$276	$5	$158	$5,874	$—

Net Assets
Accumulation units	$276	$5	$158	$5,874	$—
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$276	$5	$158	$5,874	$—

Total number of mutual fund shares	17,475	308	12,747	322,210	17

Cost of mutual fund shares	$264	$4	$154	$5,936	$—

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Pioneer Mid Cap Value Portfolio - Service Class	ING Stock Index Portfolio - Institutional Class	ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING T. Rowe Price Equity Income Portfolio - Service Class	ING T. Rowe Price Equity Income Portfolio - Service 2 Class

Assets
Investments in mutual funds at fair value	$50	$24	$2,185	$4,395	$11

Total Assets	50	24	2,185	4,395	11

Liabilities
Payable to related parties	—	—	—	—	—

Net Assets	$50	$24	$2,185	$4,395	$11

Net Assets
Accumulation units	$50	$24	$2,185	$4,395	$11
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$50	$24	$2,185	$4,395	$11

Total number of mutual fund shares	4,547	2,128	86,959	318,965	800

Cost of mutual fund shares	$49	$23	$2,142	$4,240	$11

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Van Kampen Growth and Income Portfolio - Service Class	ING American Century Large Company Value Portfolio - Initial Class	ING American Century Select Portfolio - Initial Class	ING American Century Small Cap Value Portfolio - Initial Class	ING American Century Small Cap Value Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$144	$44	$23,766	$1,472	$4

Total Assets	144	44	23,766	1,472	4

Liabilities
Payable to related parties	—	—	1	—	—

Net Assets	$144	$44	$23,765	$1,472	$4

Net Assets
Accumulation units	$144	$44	$23,765	$1,472	$4
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$144	$44	$23,765	$1,472	$4

Total number of mutual fund shares	5,317	3,067	2,517,576	125,091	341

Cost of mutual fund shares	$141	$43	$21,988	$1,521	$4

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Baron Small Cap Growth Portfolio - Initial Class	ING Baron Small Cap Growth Portfolio - Service Class	ING Davis Venture Value Portfolio - Initial Class	ING Fidelity® VIP Contrafund® Portfolio - Service Class	ING Fidelity® VIP Equity- Income Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$1,959	$—	$34	$10	$6

Total Assets	1,959	—	34	10	6

Liabilities
Payable to related parties	—	—	—	—	—

Net Assets	$1,959	$—	$34	$10	$6

Net Assets
Accumulation units	$1,959	$—	$34	$10	$6
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$1,959	$—	$34	$10	$6

Total number of mutual fund shares	120,821	30	1,802	840	569

Cost of mutual fund shares	$1,888	$—	$33	$9	$6

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Fidelity® VIP Growth Portfolio - Service Class	ING Fidelity® VIP Mid Cap Portfolio - Service Class	ING Fundamental Research Portfolio - Initial Class	ING JPMorgan Fleming International Portfolio - Initial Class	ING JPMorgan Mid Cap Value Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$—	$2	$3,189	$31	$5,151

Total Assets	—	2	3,189	31	5,151

Liabilities
Payable to related parties	—	—	—	—	—

Net Assets	$—	$2	$3,189	$31	$5,151

Net Assets
Accumulation units	$—	$2	$3,189	$31	$5,151
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$—	$2	$3,189	$31	$5,151

Total number of mutual fund shares	12	129	350,445	2,294	367,434

Cost of mutual fund shares	$—	$2	$3,228	$31	$5,123

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING JPMorgan Mid Cap Value Portfolio - Service Class	ING OpCap Balanced Value Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Service Class	ING PIMCO Total Return Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$10	$49	$53,205	$5	$3,123

Total Assets	10	49	53,205	5	3,123

Liabilities
Payable to related parties	—	—	2	—	—

Net Assets	$10	$49	$53,203	$5	$3,123

Net Assets
Accumulation units	$10	$49	$53,200	$5	$3,123
Contracts in payout (annuitization)	—	—	3	—	—

Total net assets	$10	$49	$53,203	$5	$3,123

Total number of mutual fund shares	711	3,569	3,754,760	373	285,999

Cost of mutual fund shares	$10	$48	$45,362	$5	$3,127

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING PIMCO Total Return Portfolio - Service Class	ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	ING Salomon Brothers Large Cap Growth Portfolio - Initial Class	ING Solution 2025 Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$1	$9	$64	$3	$33,868

Total Assets	1	9	64	3	33,868

Liabilities
Payable to related parties	—	—	—	—	1

Net Assets	$1	$9	$64	$3	$33,867

Net Assets
Accumulation units	$1	$9	$64	$3	$33,867
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$1	$9	$64	$3	$33,867

Total number of mutual fund shares	107	209	5,481	238	3,915,418

Cost of mutual fund shares	$1	$9	$63	$3	$29,292

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING T. Rowe Price Growth Equity Portfolio - Service Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING Van Kampen Comstock Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$4	$2,488	$6	$17	$4,389

Total Assets	4	2,488	6	17	4,389

Liabilities
Payable to related parties	—	—	—	—	—

Net Assets	$4	$2,488	$6	$17	$4,389

Net Assets
Accumulation units	$4	$2,488	$6	$17	$4,389
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$4	$2,488	$6	$17	$4,389

Total number of mutual fund shares	423	47,289	120	1,886	359,130

Cost of mutual fund shares	$3	$2,229	$6	$17	$4,206

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Van Kampen Comstock Portfolio - Service Class	ING Van Kampen Equity and Income Portfolio - Initial Class	ING Van Kampen Equity and Income Portfolio - Service Class	ING VP Strategic Allocation Balanced Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio - Class I

Assets
Investments in mutual funds at fair value	$1	$313	$14	$1,250	$728

Total Assets	1	313	14	1,250	728

Liabilities
Payable to related parties	—	—	—	—	—

Net Assets	$1	$313	$14	$1,250	$728

Net Assets
Accumulation units	$1	$313	$14	$1,250	$728
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$1	$313	$14	$1,250	$728

Total number of mutual fund shares	86	8,673	398	87,085	47,000

Cost of mutual fund shares	$1	$306	$14	$1,188	$693

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP Strategic Allocation Income Portfolio - Class I	ING VP Global Science and Technology Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class I	ING VP Index Plus SmallCap Portfolio - Class I

Assets
Investments in mutual funds at fair value	$400	$81	$1,828	$8,100	$6,103

Total Assets	400	81	1,828	8,100	6,103

Liabilities
Payable to related parties	—	—	—	—	—

Net Assets	$400	$81	$1,828	$8,100	$6,103

Net Assets
Accumulation units	$400	$81	$1,828	$8,100	$6,103
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$400	$81	$1,828	$8,100	$6,103

Total number of mutual fund shares	30,157	19,052	118,515	433,384	365,878

Cost of mutual fund shares	$380	$81	$1,701	$7,723	$5,958

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP Small Company Portfolio - Class I	ING VP Value Opportunity Portfolio - Class I	ING VP Financial Services Portfolio - Class I	ING VP High Yield Bond Portfolio - Class I	ING VP International Value Portfolio - Class I

Assets
Investments in mutual funds at fair value	$—	$1,080	$90	$5,480	$26,790

Total Assets	—	1,080	90	5,480	26,790

Liabilities
Payable to related parties	—	—	—	—	1

Net Assets	$—	$1,080	$90	$5,480	$26,789

Net Assets
Accumulation units	$—	$1,080	$90	$5,480	$26,789
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$—	$1,080	$90	$5,480	$26,789

Total number of mutual fund shares	15	77,980	7,768	1,810,595	2,104,459

Cost of mutual fund shares	$—	$1,085	$86	$5,451	$24,988

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP MidCap Opportunities Portfolio - Class I	ING VP Real Estate Portfolio - Class I	ING VP SmallCap Opportunities Portfolio - Class I	ING VP Balanced Portfolio - Class I	ING VP Intermediate Bond Portfolio - Class I

Assets
Investments in mutual funds at fair value	$36,847	$2,413	$20,949	$32	$24

Total Assets	36,847	2,413	20,949	32	24

Liabilities
Payable to related parties	2	—	1	—	—

Net Assets	$36,845	$2,413	$20,948	$32	$24

Net Assets
Accumulation units	$36,845	$2,413	$20,948	$32	$24
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$36,845	$2,413	$20,948	$32	$24

Total number of mutual fund shares	4,867,486	161,317	1,180,889	2,344	1,846

Cost of mutual fund shares	$31,423	$2,223	$13,702	$32	$25

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP Natural Resources Trust	Janus Aspen Series International Growth Portfolio - Institutional Shares	Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	Neuberger Berman AMT Limited Maturity Bond Portfolio® - Class I

Assets
Investments in mutual funds at fair value	$5,322	$23,707	$137	$449	$12,149

Total Assets	5,322	23,707	137	449	12,149

Liabilities
Payable to related parties	—	1	—	—	1

Net Assets	$5,322	$23,706	$137	$449	$12,148

Net Assets
Accumulation units	$5,322	$23,706	$137	$449	$12,148
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$5,322	$23,706	$137	$449	$12,148

Total number of mutual fund shares	222,657	667,225	5,256	21,272	961,149

Cost of mutual fund shares	$4,810	$18,207	$144	$463	$12,632

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Neuberger Berman AMT Partners Portfolio® - Class I	Neuberger Berman AMT Socially Responsive Portfolio® - Class I	Oppenheimer Main Street Small Cap Fund®/VA	PIMCO Real Return Portfolio - Admin Class	Pioneer Equity Income VCT Portfolio - Class I

Assets
Investments in mutual funds at fair value	$20,481	$3,252	$3	$1,839	$48

Total Assets	20,481	3,252	3	1,839	48

Liabilities
Payable to related parties	1	—	—	—	—

Net Assets	$20,480	$3,252	$3	$1,839	$48

Net Assets
Accumulation units	$20,480	$3,252	$3	$1,839	$48
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$20,480	$3,252	$3	$1,839	$48

Total number of mutual fund shares	956,612	218,120	148	144,944	2,238

Cost of mutual fund shares	$15,942	$2,518	$2	$1,870	$47

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Pioneer High Yield VCT Portfolio - Class I	Premier VIT OpCap Equity Portfolio	Premier VIT OpCap Global Equity Portfolio	Premier VIT OpCap Managed Portfolio	Premier VIT OpCap Small Cap Portfolio

Assets
Investments in mutual funds at fair value	$981	$5,821	$6,457	$16,700	$24,488

Total Assets	981	5,821	6,457	16,700	24,488

Liabilities
Payable to related parties	—	—	—	1	1

Net Assets	$981	$5,821	$6,457	$16,699	$24,487

Net Assets
Accumulation units	$981	$5,821	$6,457	$16,699	$24,487
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$981	$5,821	$6,457	$16,699	$24,487

Total number of mutual fund shares	90,163	151,661	384,808	387,653	782,873

Cost of mutual fund shares	$983	$5,244	$5,381	$15,593	$22,806

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Wanger Select	Wanger U.S. Smaller Companies

Assets
Investments in mutual funds at fair value	$1,352	$1,313

Total Assets	1,352	1,313

Liabilities
Payable to related parties	—	—

Net Assets	$1,352	$1,313

Net Assets
Accumulation units	$1,352	$1,313
Contracts in payout (annuitization)	—	—

Total net assets	$1,352	$1,313

Total number of mutual fund shares	59,645	37,621

Cost of mutual fund shares	$1,227	$1,216

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	AIM V.I. Demographic Trends Fund - Series I Shares	Alger American Growth Portfolio - Class O	Alger American Leveraged AllCap Portfolio - Class O	Alger American MidCap Growth Portfolio - Class O	Alger American Small Capitalization Portfolio - Class O

Net investment income (loss)
Income:
Dividends	$—	$111	$—	$—	$—

Total investment income	—	111	—	—	—
Expenses:
Mortality and expense risk and other charges	67	651	429	520	183

Total expenses	67	651	429	520	183

Net investment income (loss)	(67)	(540)	(429)	(520)	(183)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	139	(4,613)	(2,937)	633	922
Capital gains distributions	—	—	—	1,450	—

Total realized gain (loss) on investments and capital gains distributions	139	(4,613)	(2,937)	2,083	922
Net unrealized appreciation (depreciation) of investments	42	9,639	7,028	1,285	1,061

Net realized and unrealized gain (loss) on investments	181	5,026	4,091	3,368	1,983

Net increase (decrease) in net assets resulting from operations	$114	$4,486	$3,662	$2,848	$1,800

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	Fidelity® VIP Asset Manager: Growth® Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Equity- Income Portfolio - Initial Class	Fidelity® VIP Growth Opportunities Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$50	$425	$268	$1,080	$21

Total investment income	50	425	268	1,080	21
Expenses:
Mortality and expense risk and other charges	25	236	1,304	916	32

Total expenses	25	236	1,304	916	32

Net investment income (loss)	25	189	(1,036)	164	(11)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(55)	(1,102)	1,243	30	14
Capital gains distributions	1	—	18	2,372	—

Total realized gain (loss) on investments and capital gains distributions	(54)	(1,102)	1,261	2,402	14
Net unrealized appreciation (depreciation) of investments	70	1,229	13,410	171	158

Net realized and unrealized gain (loss) on investments	16	127	14,671	2,573	172

Net increase (decrease) in net assets resulting from operations	$41	$316	$13,635	$2,737	$161

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Money Market Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$234	$2,220	$907	$411	$7

Total investment income	234	2,220	907	411	7
Expenses:
Mortality and expense risk and other charges	632	1,749	347	198	13

Total expenses	632	1,749	347	198	13

Net investment income (loss)	(398)	471	560	213	(6)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(3,078)	(465)	(601)	—	(32)
Capital gains distributions	—	—	548	—	5

Total realized gain (loss) on investments and capital gains distributions	(3,078)	(465)	(53)	—	(27)
Net unrealized appreciation (depreciation) of investments	5,206	3,965	(331)	—	179

Net realized and unrealized gain (loss) on investments	2,128	3,500	(384)	—	152

Net increase (decrease) in net assets resulting from operations	$1,730	$3,971	$176	$213	$146

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Franklin Small Cap Value Securities Fund - Class 2	ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING JPMorgan Emerging Markets Equity Portfolio - Service Class	ING JPMorgan Small Cap Equity Portfolio - Institutional Class

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$—

Total investment income	—	—	—	—	—
Expenses:
Mortality and expense risk and other charges	1	—	—	6	—

Total expenses	1	—	—	6	—

Net investment income (loss)	(1)	—	—	(6)	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	2	3	—	(57)	(1)
Capital gains distributions	—	—	—	—	3

Total realized gain (loss) on investments and capital gains distributions	2	3	—	(57)	2
Net unrealized appreciation (depreciation) of investments	3	—	—	178	1

Net realized and unrealized gain (loss) on investments	5	3	—	121	3

Net increase (decrease) in net assets resulting from operations	$4	$3	$—	$115	$3

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Julius Baer Foreign Portfolio - Service Class	ING Julius Baer Foreign Portfolio - Service 2 Class	ING Legg Mason Value Portfolio - Institutional Class	ING Limited Maturity Bond Portfolio - Service Class	ING Liquid Assets Portfolio - Institutional Class

Net investment income (loss)
Income:
Dividends	$2	$—	$—	$—	$5

Total investment income	2	—	—	—	5
Expenses:
Mortality and expense risk and other charges	34	—	2	—	2

Total expenses	34	—	2	—	2

Net investment income (loss)	(32)	—	(2)	—	3

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	426	—	21	—	—
Capital gains distributions	214	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	640	—	21	—	—
Net unrealized appreciation (depreciation) of investments	(280)	1	2	—	—

Net realized and unrealized gain (loss) on investments	360	1	23	—	—

Net increase (decrease) in net assets resulting from operations	$328	$1	$21	$—	$3

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Marsico Growth Portfolio - Service Class	ING Marsico Growth Portfolio - Service 2 Class	ING Marsico International Opportunities Portfolio - Institutional Class	ING MFS Total Return Portfolio - Service Class	ING Pioneer Fund Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$121	$—

Total investment income	—	—	—	121	—
Expenses:
Mortality and expense risk and other charges	2	—	1	69	—

Total expenses	2	—	1	69	—

Net investment income (loss)	(2)	—	(1)	52	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	7	—	18	52	—
Capital gains distributions	—	—	2	192	—

Total realized gain (loss) on investments and capital gains distributions	7	—	20	244	—
Net unrealized appreciation (depreciation) of investments	12	1	4	(210)	—

Net realized and unrealized gain (loss) on investments	19	1	24	34	—

Net increase (decrease) in net assets resulting from operations	$17	$1	$23	$86	$—

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Pioneer Mid Cap Value Portfolio - Service Class	ING Stock Index Portfolio - Institutional Class	ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING T. Rowe Price Equity Income Portfolio - Service Class	ING T. Rowe Price Equity Income Portfolio - Service 2 Class

Net investment income (loss)
Income:
Dividends	$—	$—	$5	$46	$—

Total investment income	—	—	5	46	—
Expenses:
Mortality and expense risk and other charges	—	—	9	53	—

Total expenses	—	—	9	53	—

Net investment income (loss)	—	—	(4)	(7)	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1	2	4	168	—
Capital gains distributions	—	—	13	93	—

Total realized gain (loss) on investments and capital gains distributions	1	2	17	261	—
Net unrealized appreciation (depreciation) of investments	1	1	43	(131)	—

Net realized and unrealized gain (loss) on investments	2	3	60	130	—

Net increase (decrease) in net assets resulting from operations	$2	$3	$56	$123	$—

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Van Kampen Growth and Income Portfolio - Service Class	ING American Century Large Company Value Portfolio - Initial Class	ING American Century Select Portfolio - Initial Class	ING American Century Small Cap Value Portfolio - Initial Class	ING American Century Small Cap Value Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$6	$—

Total investment income	—	—	—	6	—
Expenses:
Mortality and expense risk and other charges	—	—	243	18	—

Total expenses	—	—	243	18	—

Net investment income (loss)	—	—	(243)	(12)	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	—	148	34	—
Capital gains distributions	—	—	—	159	—

Total realized gain (loss) on investments and capital gains distributions	—	—	148	193	—
Net unrealized appreciation (depreciation) of investments	2	—	1,778	(98)	—

Net realized and unrealized gain (loss) on investments	2	—	1,926	95	—

Net increase (decrease) in net assets resulting from operations	$2	$—	$1,683	$83	$—

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Baron Small Cap Growth Portfolio - Initial Class	ING Baron Small Cap Growth Portfolio - Service Class	ING Davis Venture Value Portfolio - Initial Class	ING Fidelity® VIP Contrafund® Portfolio - Service Class	ING Fidelity® VIP Equity- Income Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$—

Total investment income	—	—	—	—	—
Expenses:
Mortality and expense risk and other charges	34	—	—	—	—

Total expenses	34	—	—	—	—

Net investment income (loss)	(34)	—	—	—	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	161	—	—	—	—
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	161	—	—	—	—
Net unrealized appreciation (depreciation) of investments	(36)	—	—	1	—

Net realized and unrealized gain (loss) on investments	125	—	—	1	—

Net increase (decrease) in net assets resulting from operations	$91	$—	$—	$1	$—

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Fidelity® VIP Growth Portfolio - Service Class	ING Fidelity® VIP Mid Cap Portfolio - Service Class	ING Fundamental Research Portfolio - Initial Class	ING JPMorgan Fleming International Portfolio - Initial Class	ING JPMorgan Mid Cap Value Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$26

Total investment income	—	—	—	—	26
Expenses:
Mortality and expense risk and other charges	—	—	4	1	64

Total expenses	—	—	4	1	64

Net investment income (loss)	—	—	(4)	(1)	(38)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	—	—	(6)	230
Capital gains distributions	—	—	—	—	361

Total realized gain (loss) on investments and capital gains distributions	—	—	—	(6)	591
Net unrealized appreciation (depreciation) of investments	—	—	(39)	—	(226)

Net realized and unrealized gain (loss) on investments	—	—	(39)	(6)	365

Net increase (decrease) in net assets resulting from operations	$—	$—	$(43)	$(7)	$327

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING JPMorgan Mid Cap Value Portfolio - Service Class	ING OpCap Balanced Value Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Service Class	ING PIMCO Total Return Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$—	$—	$438	$—	$40

Total investment income	—	—	438	—	40
Expenses:
Mortality and expense risk and other charges	—	—	513	—	31

Total expenses	—	—	513	—	31

Net investment income (loss)	—	—	(75)	—	9

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	1	534	—	2
Capital gains distributions	1	—	911	—	27

Total realized gain (loss) on investments and capital gains distributions	1	1	1,445	—	29
Net unrealized appreciation (depreciation) of investments	—	1	7,764	—	(21)

Net realized and unrealized gain (loss) on investments	1	2	9,209	—	8

Net increase (decrease) in net assets resulting from operations	$1	$2	$9,134	$—	$17

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING PIMCO Total Return Portfolio - Service Class	ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	ING Salomon Brothers Large Cap Growth Portfolio - Initial Class	ING Solution 2025 Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$—

Total investment income	—	—	—	—	—
Expenses:
Mortality and expense risk and other charges	—	—	—	—	326

Total expenses	—	—	—	—	326

Net investment income (loss)	—	—	—	—	(326)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	1	—	—	212
Capital gains distributions	—	—	—	—	574

Total realized gain (loss) on investments and capital gains distributions	—	1	—	—	786
Net unrealized appreciation (depreciation) of investments	—	—	1	—	4,577

Net realized and unrealized gain (loss) on investments	—	1	1	—	5,363

Net increase (decrease) in net assets resulting from operations	$—	$1	$1	$—	$5,037

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING T. Rowe Price Growth Equity Portfolio - Service Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING Van Kampen Comstock Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$—	$10	$—	$—	$23

Total investment income	—	10	—	—	23
Expenses:
Mortality and expense risk and other charges	—	28	—	—	48

Total expenses	—	28	—	—	48

Net investment income (loss)	—	(18)	—	—	(25)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	31	—	2	27
Capital gains distributions	—	—	—	—	135

Total realized gain (loss) on investments and capital gains distributions	—	31	—	2	162
Net unrealized appreciation (depreciation) of investments	—	112	—	—	(9)

Net realized and unrealized gain (loss) on investments	—	143	—	2	153

Net increase (decrease) in net assets resulting from operations	$—	$125	$—	$2	$128

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Van Kampen Comstock Portfolio - Service Class	ING Van Kampen Equity and Income Portfolio - Initial Class	ING Van Kampen Equity and Income Portfolio - Service Class	ING VP Strategic Allocation Balanced Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$15	$5

Total investment income	—	—	—	15	5
Expenses:
Mortality and expense risk and other charges	—	1	—	14	6

Total expenses	—	1	—	14	6

Net investment income (loss)	—	(1)	—	1	(1)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	—	—	14	7
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	—	—	—	14	7
Net unrealized appreciation (depreciation) of investments	—	7	1	21	20

Net realized and unrealized gain (loss) on investments	—	7	1	35	27

Net increase (decrease) in net assets resulting from operations	$—	$6	$1	$36	$26

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP Strategic Allocation Income Portfolio - Class I	ING VP Global Science and Technology Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class I	ING VP Index Plus SmallCap Portfolio- Class I

Net investment income (loss)
Income:
Dividends	$7	$—	$20	$22	$12

Total investment income	7	—	20	22	12
Expenses:
Mortality and expense risk and other charges	6	1	21	72	53

Total expenses	6	1	21	72	53

Net investment income (loss)	1	(1)	(1)	(50)	(41)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	11	10	18	138	135
Capital gains distributions	—	—	—	339	193

Total realized gain (loss) on investments and capital gains distributions	11	10	18	477	328
Net unrealized appreciation (depreciation) of investments	(6)	(5)	54	140	(19)

Net realized and unrealized gain (loss) on investments	5	5	72	617	309

Net increase (decrease) in net assets resulting from operations	$6	$4	$71	$567	$268

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP Small Company Portfolio - Class I	ING VP Value Opportunity Portfolio - Class I	ING VP Disciplined LargeCap Portfolio - Class I	ING VP Financial Services Portfolio - Class I	ING VP High Yield Bond Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$—	$—	$32	$—	$443

Total investment income	—	—	32	—	443
Expenses:
Mortality and expense risk and other charges	—	1	52	1	101

Total expenses	—	1	52	1	101

Net investment income (loss)	—	(1)	(20)	(1)	342

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	—	471	1	(22)
Capital gains distributions	—	—	—	1	—

Total realized gain (loss) on investments and capital gains distributions	—	—	471	2	(22)
Net unrealized appreciation (depreciation) of investments	—	(5)	(309)	1	(287)

Net realized and unrealized gain (loss) on investments	—	(5)	162	3	(309)

Net increase (decrease) in net assets resulting from operations	$—	$(6)	$142	$2	$33

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP International Value Portfolio - Class I	ING VP MagnaCap Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class I	ING VP Real Estate Portfolio - Class I	ING VP SmallCap Opportunities Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$613	$13	$—	$49	$—

Total investment income	613	13	—	49	—
Expenses:
Mortality and expense risk and other charges	355	14	511	26	291

Total expenses	355	14	511	26	291

Net investment income (loss)	258	(1)	(511)	23	(291)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	2,790	202	461	112	1,328
Capital gains distributions	1,545	101	—	—	—

Total realized gain (loss) on investments and capital gains distributions	4,335	303	461	112	1,328
Net unrealized appreciation (depreciation) of investments	(2,636)	(233)	3,060	115	403

Net realized and unrealized gain (loss) on investments	1,699	70	3,521	227	1,731

Net increase (decrease) in net assets resulting from operations	$1,957	$69	$3,010	$250	$1,440

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP Balanced Portfolio - Class I	ING VP Intermediate Bond Portfolio - Class I	ING VP Money Market Portfolio - Class I	ING VP Natural Resources Trust	Janus Aspen Series International Growth Portfolio - Institutional Shares

Net investment income (loss)
Income:
Dividends	$—	$1	$—	$2	$245

Total investment income	—	1	—	2	245
Expenses:
Mortality and expense risk and other charges	—	—	—	54	288

Total expenses	—	—	—	54	288

Net investment income (loss)	—	1	—	(52)	(43)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	—	—	800	4,640
Capital gains distributions	—	—	—	129	—

Total realized gain (loss) on investments and capital gains distributions	—	—	—	929	4,640
Net unrealized appreciation (depreciation) of investments	—	(1)	—	449	1,170

Net realized and unrealized gain (loss) on investments	—	(1)	—	1,378	5,810

Net increase (decrease) in net assets resulting from operations	$—	$—	$—	$1,326	$5,767

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$1	$1

Total investment income	—	—	—	1	1
Expenses:
Mortality and expense risk and other charges	108	132	203	—	1

Total expenses	108	132	203	—	1

Net investment income (loss)	(108)	(132)	(203)	1	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(12,144)	(22,822)	6,211	—	2
Capital gains distributions	—	—	—	8	20

Total realized gain (loss) on investments and capital gains distributions	(12,144)	(22,822)	6,211	8	22
Net unrealized appreciation (depreciation) of investments	10,357	20,567	(7,780)	(7)	(15)

Net realized and unrealized gain (loss) on investments	(1,787)	(2,255)	(1,569)	1	7

Net increase (decrease) in net assets resulting from operations	$(1,895)	$(2,387)	$(1,772)	$2	$7

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Neuberger Berman AMT Limited Maturity Bond Portfolio® - Class I	Neuberger Berman AMT Partners Portfolio® - Class I	Neuberger Berman AMT Socially Responsive Portfolio® - Class I	Oppenheimer Main Street Small Cap Fund®/VA	PIMCO Real Return Portfolio - Admin Class

Net investment income (loss)
Income:
Dividends	$315	$194	$—	$—	$52

Total investment income	315	194	—	—	52
Expenses:
Mortality and expense risk and other charges	163	277	42	—	25

Total expenses	163	277	42	—	25

Net investment income (loss)	152	(83)	(42)	—	27

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(56)	1,119	117	—	(11)
Capital gains distributions	—	5	8	—	20

Total realized gain (loss) on investments and capital gains distributions	(56)	1,124	125	—	9
Net unrealized appreciation (depreciation) of investments	(94)	1,981	85	—	(23)

Net realized and unrealized gain (loss) on investments	(150)	3,105	210	—	(14)

Net increase (decrease) in net assets resulting from operations	$2	$3,022	$168	$—	$13

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	Premier VIT OpCap Equity Portfolio	Premier VIT OpCap Global Equity Portfolio	Premier VIT OpCap Managed Portfolio

Net investment income (loss)
Income:
Dividends	$—	$43	$24	$18	$210

Total investment income	—	43	24	18	210
Expenses:
Mortality and expense risk and other charges	—	11	83	80	248

Total expenses	—	11	83	80	248

Net investment income (loss)	—	32	(59)	(62)	(38)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	(18)	673	232	978
Capital gains distributions	—	23	—	—	568

Total realized gain (loss) on investments and capital gains distributions	—	5	673	232	1,546
Net unrealized appreciation (depreciation) of investments	—	(36)	(326)	195	(822)

Net realized and unrealized gain (loss) on investments	—	(31)	347	427	724

Net increase (decrease) in net assets resulting from operations	$—	$1	$288	$365	$686

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Premier VIT OpCap Small Cap Portfolio	Wanger Select	Wanger U.S. Smaller Companies

Net investment income (loss)
Income:
Dividends	$—	$—	$—

Total investment income	—	—	—
Expenses:
Mortality and expense risk and other charges	365	19	12

Total expenses	365	19	12

Net investment income (loss)	(365)	(19)	(12)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1,120	33	43
Capital gains distributions	3,817	72	—

Total realized gain (loss) on investments and capital gains distributions	4,937	105	43
Net unrealized appreciation (depreciation) of investments	(5,258)	58	73

Net realized and unrealized gain (loss) on investments	(321)	163	116

Net increase (decrease) in net assets resulting from operations	$(686)	$144	$104

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	AIM V.I. Demographic Trends Fund - Series I Shares	Alger American Growth Portfolio - Class O	Alger American Leveraged AllCap Portfolio - Class O	Alger American MidCap Growth Portfolio - Class O

Net assets at January 1, 2004	$6,357	$53,542	$34,205	$38,212

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(94)	(719)	(461)	(542)
Net realized gain (loss) on investments and capital gains distributions	(1,091)	(3,688)	(3,250)	(1,600)
Net unrealized appreciation (depreciation) of investments	1,638	6,197	5,715	6,162

Net increase (decrease) in net assets from operations	453	1,790	2,004	4,020
Changes from principal transactions:
Premiums	328	3,797	3,153	3,741
Surrenders and withdrawals	(1,198)	(5,391)	(2,750)	(3,502)
Policy loans	(1)	(56)	(23)	(75)
Annuity payments	—	—	—	—
Death benefits	(23)	(91)	(43)	(113)
Transfers between Divisions (including fixed account), net	879	(3,178)	(3,796)	(2,691)
Contract charges	(4)	(43)	(32)	(30)

Increase (decrease) in net assets derived from principal transactions	(19)	(4,962)	(3,491)	(2,670)

Total increase (decrease) in net assets	434	(3,172)	(1,487)	1,350

Net assets at December 31, 2004	6,791	50,370	32,718	39,562

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(67)	(540)	(429)	(520)
Net realized gain (loss) on investments and capital gains distributions	139	(4,613)	(2,937)	2,083
Net unrealized appreciation (depreciation) of investments	42	9,639	7,028	1,285

Net increase (decrease) in net assets from operations	114	4,486	3,662	2,848
Changes from principal transactions:
Premiums	262	2,972	2,320	3,156
Surrenders and withdrawals	(1,501)	(6,290)	(3,900)	(4,560)
Policy loans	(12)	(97)	(102)	(97)
Annuity payments	—	—	—	—
Death benefits	(27)	(180)	(64)	(96)
Transfers between Divisions (including fixed account), net	(1,815)	(6,560)	(3,541)	(4,461)
Contract charges	(3)	(29)	(25)	(23)

Increase (decrease) in net assets derived from principal transactions	(3,096)	(10,184)	(5,312)	(6,081)

Total increase (decrease) in net assets	(2,982)	(5,698)	(1,650)	(3,233)

Net assets at December 31, 2005	$3,809	$44,672	$31,068	$36,329

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Alger American Small Capitalization Portfolio - Class O	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	Fidelity® VIP Asset Manager: Growth® Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class

Net assets at January 1, 2004	$13,873	$2,279	$19,314	$74,188

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(195)	32	177	(834)
Net realized gain (loss) on investments and capital gains distributions	645	(79)	(679)	78
Net unrealized appreciation (depreciation) of investments	1,385	127	1,311	11,313

Net increase (decrease) in net assets from operations	1,835	80	809	10,557
Changes from principal transactions:
Premiums	1,114	—	1,262	6,042
Surrenders and withdrawals	(1,229)	(346)	(1,923)	(7,738)
Policy loans	(9)	(8)	(44)	(259)
Annuity payments	—	—	—	—
Death benefits	(18)	—	(67)	(129)
Transfers between Divisions (including fixed account), net	(1,994)	(41)	(273)	5,023
Contract charges	(5)	(2)	(12)	(46)

Increase (decrease) in net assets derived from principal transactions	(2,141)	(397)	(1,057)	2,893

Total increase (decrease) in net assets	(306)	(317)	(248)	13,450

Net assets at December 31, 2004	13,567	1,962	19,066	87,638

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(183)	25	189	(1,036)
Net realized gain (loss) on investments and capital gains distributions	922	(54)	(1,102)	1,261
Net unrealized appreciation (depreciation) of investments	1,061	70	1,229	13,410

Net increase (decrease) in net assets from operations	1,800	41	316	13,635
Changes from principal transactions:
Premiums	873	—	1,088	7,185
Surrenders and withdrawals	(1,597)	(203)	(3,127)	(12,273)
Policy loans	(70)	(3)	(26)	(145)
Annuity payments	—	—	—	—
Death benefits	(29)	(5)	(127)	(512)
Transfers between Divisions (including fixed account), net	(654)	(72)	(1,483)	5,688
Contract charges	(3)	1	(9)	(45)

Increase (decrease) in net assets derived from principal transactions	(1,480)	(282)	(3,684)	(102)

Total increase (decrease) in net assets	320	(241)	(3,368)	13,533

Net assets at December 31, 2005	$13,887	$1,721	$15,698	$101,171

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Fidelity® VIP Equity- Income Portfolio - Initial Class	Fidelity® VIP Growth Opportunities Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class

Net assets at January 1, 2004	$59,666	$2,339	$51,875	$122,998

Increase (decrease) in net assets
Operations:
Net investment income (loss)	67	(20)	(571)	(112)
Net realized gain (loss) on investments and capital gains distributions	84	(117)	(2,253)	(1,281)
Net unrealized appreciation (depreciation) of investments	5,919	264	3,678	12,114

Net increase (decrease) in net assets from operations	6,070	127	854	10,721
Changes from principal transactions:
Premiums	5,309	292	4,472	11,534
Surrenders and withdrawals	(6,331)	(218)	(4,916)	(12,208)
Policy loans	(164)	(6)	(101)	(340)
Annuity payments	—	—	—	—
Death benefits	(117)	(5)	(66)	(300)
Transfers between Divisions (including fixed account), net	3,185	(125)	(2,712)	(2,167)
Contract charges	(30)	(2)	(42)	(90)

Increase (decrease) in net assets derived from principal transactions	1,852	(64)	(3,365)	(3,571)

Total increase (decrease) in net assets	7,922	63	(2,511)	7,150

Net assets at December 31, 2004	67,588	2,402	49,364	130,148

Increase (decrease) in net assets
Operations:
Net investment income (loss)	164	(11)	(398)	471
Net realized gain (loss) on investments and capital gains distributions	2,402	14	(3,078)	(465)
Net unrealized appreciation (depreciation) of investments	171	158	5,206	3,965

Net increase (decrease) in net assets from operations	2,737	161	1,730	3,971
Changes from principal transactions:
Premiums	4,866	455	3,856	10,195
Surrenders and withdrawals	(7,354)	(277)	(5,568)	(14,536)
Policy loans	(115)	11	(93)	(231)
Annuity payments	(1)	—	—	—
Death benefits	(167)	(16)	(300)	(629)
Transfers between Divisions (including fixed account), net	(2,390)	(353)	(4,839)	(6,082)
Contract charges	(20)	(1)	(25)	(58)

Increase (decrease) in net assets derived from principal transactions	(5,181)	(181)	(6,969)	(11,341)

Total increase (decrease) in net assets	(2,444)	(20)	(5,239)	(7,370)

Net assets at December 31, 2005	$65,144	$2,382	$44,125	$122,778

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Money Market Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Franklin Small Cap Value Securities Fund - Class 2

Net assets at January 1, 2004	$25,245	$20,008	$1,113	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	690	(37)	(1)	—
Net realized gain (loss) on investments and capital gains distributions	927	—	(58)	—
Net unrealized appreciation (depreciation) of investments	(872)	—	174	—

Net increase (decrease) in net assets from operations	745	(37)	115	—
Changes from principal transactions:
Premiums	2,956	27,795	—	—
Surrenders and withdrawals	(3,118)	(5,782)	(153)	—
Policy loans	(42)	43	(3)	—
Annuity payments	—	(5)	—	—
Death benefits	(63)	(128)	—	—
Transfers between Divisions (including fixed account), net	(295)	(27,583)	(34)	—
Contract charges	(13)	—	(2)	—

Increase (decrease) in net assets derived from principal transactions	(575)	(5,660)	(192)	—

Total increase (decrease) in net assets	170	(5,697)	(77)	—

Net assets at December 31, 2004	25,415	14,311	1,036	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	560	213	(6)	(1)
Net realized gain (loss) on investments and capital gains distributions	(53)	—	(27)	2
Net unrealized appreciation (depreciation) of investments	(331)	—	179	3

Net increase (decrease) in net assets from operations	176	213	146	4
Changes from principal transactions:
Premiums	2,874	12,203	—	18
Surrenders and withdrawals	(3,285)	(3,137)	(204)	(8)
Policy loans	(78)	47	(8)	—
Annuity payments	—	(14)	—	—
Death benefits	(22)	(210)	(13)	—
Transfers between Divisions (including fixed account), net	(954)	(10,277)	(17)	241
Contract charges	(10)	3	(3)	(1)

Increase (decrease) in net assets derived from principal transactions	(1,475)	(1,385)	(245)	250

Total increase (decrease) in net assets	(1,299)	(1,172)	(99)	254

Net assets at December 31, 2005	$24,116	$13,139	$937	$254

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING JPMorgan Emerging Markets Equity Portfolio - Service Class	ING JPMorgan Small Cap Equity Portfolio - Institutional Class

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	—	—
Changes from principal transactions:
Premiums	—	—	—	—
Surrenders and withdrawals	—	—	—	—
Policy loans	—	—	—	—
Annuity payments	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	—
Contract charges	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	—	—	—	—

Total increase (decrease) in net assets	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(6)	—
Net realized gain (loss) on investments and capital gains distributions	3	—	(57)	2
Net unrealized appreciation (depreciation) of investments	—	—	178	1

Net increase (decrease) in net assets from operations	3	—	115	3
Changes from principal transactions:
Premiums	3	1	32	5
Surrenders and withdrawals	—	—	(81)	(32)
Policy loans	—	—	(1)	—
Annuity payments	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	3	31	1,686	102
Contract charges	—	—	(1)	(1)

Increase (decrease) in net assets derived from principal transactions	6	32	1,635	74

Total increase (decrease) in net assets	9	32	1,750	77

Net assets at December 31, 2005	$9	$32	$1,750	$77

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Julius Baer Foreign Portfolio - Service Class	ING Julius Baer Foreign Portfolio - Service 2 Class	ING Legg Mason Value Portfolio - Institutional Class	ING Limited Maturity Bond Portfolio - Service Class

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	—	—	—
Net realized gain (loss) on investments and capital gains distributions	31	—	—	—
Net unrealized appreciation (depreciation) of investments	241	—	—	—

Net increase (decrease) in net assets from operations	267	—	—	—
Changes from principal transactions:
Premiums	69	—	—	—
Surrenders and withdrawals	(20)	—	—	—
Policy loans	6	—	—	—
Annuity payments	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	1,646	—	—	—
Contract charges	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	1,701	—	—	—

Total increase (decrease) in net assets	1,968	—	—	—

Net assets at December 31, 2004	1,968	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(32)	—	(2)	—
Net realized gain (loss) on investments and capital gains distributions	640	—	21	—
Net unrealized appreciation (depreciation) of investments	(280)	1	2	—

Net increase (decrease) in net assets from operations	328	1	21	—
Changes from principal transactions:
Premiums	1,025	5	41	3
Surrenders and withdrawals	(392)	—	(31)	(1)
Policy loans	5	—	—	—
Annuity payments	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	373	—	607	56
Contract charges	(3)	—	(1)	—

Increase (decrease) in net assets derived from principal transactions	1,008	5	616	58

Total increase (decrease) in net assets	1,336	6	637	58

Net assets at December 31, 2005	$3,304	$6	$637	$58

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Liquid Assets Portfolio - Institutional Class	ING Marsico Growth Portfolio - Service Class	ING Marsico Growth Portfolio - Service 2 Class	ING Marsico International Opportunities Portfolio - Institutional Class

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	—	—
Changes from principal transactions:
Premiums	—	—	—	—
Surrenders and withdrawals	—	—	—	—
Policy loans	—	—	—	—
Annuity payments	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	—
Contract charges	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	—	—	—	—

Total increase (decrease) in net assets	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(2)	—	(1)
Net realized gain (loss) on investments and capital gains distributions	—	7	—	20
Net unrealized appreciation (depreciation) of investments	—	12	1	4

Net increase (decrease) in net assets from operations	3	17	1	23
Changes from principal transactions:
Premiums	3	12	4	3
Surrenders and withdrawals	(404)	(63)	—	(22)
Policy loans	—	—	—	—
Annuity payments	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	1,840	310	—	153
Contract charges	1	—	—	1

Increase (decrease) in net assets derived from principal transactions	1,440	259	4	135

Total increase (decrease) in net assets	1,443	276	5	158

Net assets at December 31, 2005	$1,443	$276	$5	$158

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING MFS Total Return Portfolio - Service Class	ING Pioneer Fund Portfolio - Service Class	ING Pioneer Mid Cap Value Portfolio - Service Class	ING Stock Index Portfolio - Institutional Class

Net assets at January 1, 2004	$396	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	38	—	—	—
Net realized gain (loss) on investments and capital gains distributions	10	—	—	—
Net unrealized appreciation (depreciation) of investments	130	—	—	—

Net increase (decrease) in net assets from operations	178	—	—	—
Changes from principal transactions:
Premiums	149	—	—	—
Surrenders and withdrawals	(125)	—	—	—
Policy loans	(10)	—	—	—
Annuity payments	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	2,754	—	—	—
Contract charges	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	2,768	—	—	—

Total increase (decrease) in net assets	2,946	—	—	—

Net assets at December 31, 2004	3,342	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	52	—	—	—
Net realized gain (loss) on investments and capital gains distributions	244	—	1	2
Net unrealized appreciation (depreciation) of investments	(210)	—	1	1

Net increase (decrease) in net assets from operations	86	—	2	3
Changes from principal transactions:
Premiums	538	—	6	2
Surrenders and withdrawals	(450)	—	—	—
Policy loans	(23)	—	(2)	—
Annuity payments	—	—	—	—
Death benefits	(16)	—	—	—
Transfers between Divisions (including fixed account), net	2,398	—	44	20
Contract charges	(1)	—	—	(1)

Increase (decrease) in net assets derived from principal transactions	2,446	—	48	21

Total increase (decrease) in net assets	2,532	—	50	24

Net assets at December 31, 2005	$5,874	$—	$50	$24

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING T. Rowe Price Equity Income Portfolio - Service Class	ING T. Rowe Price Equity Income Portfolio - Service 2 Class	ING Van Kampen Growth and Income Portfolio - Service Class

Net assets at January 1, 2004	$—	$549	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	3	—	—
Net realized gain (loss) on investments and capital gains distributions	—	48	—	—
Net unrealized appreciation (depreciation) of investments	—	238	—	—

Net increase (decrease) in net assets from operations	—	289	—	—
Changes from principal transactions:
Premiums	—	277	—	—
Surrenders and withdrawals	—	(204)	—	—
Policy loans	—	1	—	—
Annuity payments	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	2,321	—	—
Contract charges	—	(1)	—	—

Increase (decrease) in net assets derived from principal transactions	—	2,394	—	—

Total increase (decrease) in net assets	—	2,683	—	—

Net assets at December 31, 2004	—	3,232	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(7)	—	—
Net realized gain (loss) on investments and capital gains distributions	17	261	—	—
Net unrealized appreciation (depreciation) of investments	43	(131)	—	2

Net increase (decrease) in net assets from operations	56	123	—	2
Changes from principal transactions:
Premiums	114	636	6	44
Surrenders and withdrawals	(192)	(381)	—	—
Policy loans	(2)	(5)	—	—
Annuity payments	—	—	—	—
Death benefits	—	(3)	—	—
Transfers between Divisions (including fixed account), net	2,208	794	5	98
Contract charges	1	(1)	—	—

Increase (decrease) in net assets derived from principal transactions	2,129	1,040	11	142

Total increase (decrease) in net assets	2,185	1,163	11	144

Net assets at December 31, 2005	$2,185	$4,395	$11	$144

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING American Century Large Company Value Portfolio - Initial Class	ING American Century Select Portfolio - Initial Class	ING American Century Small Cap Value Portfolio - Initial Class	ING American Century Small Cap Value Portfolio - Service Class

Net assets at January 1, 2004	$—	$—	$240	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(6)	—
Net realized gain (loss) on investments and capital gains distributions	—	—	76	—
Net unrealized appreciation (depreciation) of investments	—	—	46	—

Net increase (decrease) in net assets from operations	—	—	116	—
Changes from principal transactions:
Premiums	—	—	117	—
Surrenders and withdrawals	—	—	(77)	—
Policy loans	—	—	(4)	—
Annuity payments	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	667	—
Contract charges	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	—	—	703	—

Total increase (decrease) in net assets	—	—	819	—

Net assets at December 31, 2004	—	—	1,059	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(243)	(12)	—
Net realized gain (loss) on investments and capital gains distributions	—	148	193	—
Net unrealized appreciation (depreciation) of investments	—	1,778	(98)	—

Net increase (decrease) in net assets from operations	—	1,683	83	—
Changes from principal transactions:
Premiums	29	1,282	277	4
Surrenders and withdrawals	—	(2,198)	(104)	—
Policy loans	—	(38)	(4)	—
Annuity payments	—	—	—	—
Death benefits	—	(70)	—	—
Transfers between Divisions (including fixed account), net	15	23,116	162	—
Contract charges	—	(10)	(1)	—

Increase (decrease) in net assets derived from principal transactions	44	22,082	330	4

Total increase (decrease) in net assets	44	23,765	413	4

Net assets at December 31, 2005	$44	$23,765	$1,472	$4

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Baron Small Cap Growth Portfolio - Initial Class	ING Baron Small Cap Growth Portfolio - Service Class	ING Davis Venture Value Portfolio - Initial Class	ING Fidelity® VIP Contrafund® Portfolio - Service Class

Net assets at January 1, 2004	$333	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	—	—	—
Net realized gain (loss) on investments and capital gains distributions	38	—	—	—
Net unrealized appreciation (depreciation) of investments	96	—	—	—

Net increase (decrease) in net assets from operations	128	—	—	—
Changes from principal transactions:
Premiums	119	—	—	—
Surrenders and withdrawals	(28)	—	—	—
Policy loans	(1)	—	—	—
Annuity payments	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	305	—	—	—
Contract charges	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	395	—	—	—

Total increase (decrease) in net assets	523	—	—	—

Net assets at December 31, 2004	856	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(34)	—	—	—
Net realized gain (loss) on investments and capital gains distributions	161	—	—	—
Net unrealized appreciation (depreciation) of investments	(36)	—	—	1

Net increase (decrease) in net assets from operations	91	—	—	1
Changes from principal transactions:
Premiums	348	—	27	6
Surrenders and withdrawals	(356)	—	—	—
Policy loans	(9)	—	—	—
Annuity payments	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	1,030	—	7	3
Contract charges	(1)	—	—	—

Increase (decrease) in net assets derived from principal transactions	1,012	—	34	9

Total increase (decrease) in net assets	1,103	—	34	10

Net assets at December 31, 2005	$1,959	$—	$34	$10

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Fidelity® VIP Equity- Income Portfolio - Service Class	ING Fidelity® VIP Growth Portfolio - Service Class	ING Fidelity® VIP Mid Cap Portfolio - Service Class	ING Fundamental Research Portfolio - Initial Class

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	—	—
Changes from principal transactions:
Premiums	—	—	—	—
Surrenders and withdrawals	—	—	—	—
Policy loans	—	—	—	—
Annuity payments	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	—
Contract charges	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	—	—	—	—

Total increase (decrease) in net assets	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	(4)
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	(39)

Net increase (decrease) in net assets from operations	—	—	—	(43)
Changes from principal transactions:
Premiums	4	—	2	9
Surrenders and withdrawals	—	—	—	(70)
Policy loans	—	—	—	—
Annuity payments	—	—	—	—
Death benefits	—	—	—	(11)
Transfers between Divisions (including fixed account), net	2	—	—	3,304
Contract charges	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	6	—	2	3,232

Total increase (decrease) in net assets	6	—	2	3,189

Net assets at December 31, 2005	$6	$—	$2	$3,189

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING JPMorgan Fleming International Portfolio - Initial Class	ING JPMorgan Mid Cap Value Portfolio - Initial Class	ING JPMorgan Mid Cap Value Portfolio - Service Class	ING OpCap Balanced Value Portfolio - Initial Class

Net assets at January 1, 2004	$—	$609	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(11)	—	—
Net realized gain (loss) on investments and capital gains distributions	—	95	—	—
Net unrealized appreciation (depreciation) of investments	—	209	—	—

Net increase (decrease) in net assets from operations	—	293	—	—
Changes from principal transactions:
Premiums	—	441	—	—
Surrenders and withdrawals	—	(78)	—	—
Policy loans	—	(5)	—	—
Annuity payments	—	—	—	—
Death benefits	—	(1)	—	—
Transfers between Divisions (including fixed account), net	—	1,452	—	—
Contract charges	—	1	—	—

Increase (decrease) in net assets derived from principal transactions	—	1,810	—	—

Total increase (decrease) in net assets	—	2,103	—	—

Net assets at December 31, 2004	—	2,712	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(38)	—	—
Net realized gain (loss) on investments and capital gains distributions	(6)	591	1	1
Net unrealized appreciation (depreciation) of investments	—	(226)	—	1

Net increase (decrease) in net assets from operations	(7)	327	1	2
Changes from principal transactions:
Premiums	2	762	5	24
Surrenders and withdrawals	—	(496)	—	—
Policy loans	—	(28)	—	—
Annuity payments	—	—	—	—
Death benefits	—	(5)	—	—
Transfers between Divisions (including fixed account), net	36	1,881	4	23
Contract charges	—	(2)	—	—

Increase (decrease) in net assets derived from principal transactions	38	2,112	9	47

Total increase (decrease) in net assets	31	2,439	10	49

Net assets at December 31, 2005	$31	$5,151	$10	$49

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Service Class	ING PIMCO Total Return Portfolio - Initial Class	ING PIMCO Total Return Portfolio - Service Class

Net assets at January 1, 2004	$264	$—	$673	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	—	(15)	—
Net realized gain (loss) on investments and capital gains distributions	13	—	6	—
Net unrealized appreciation (depreciation) of investments	62	—	33	—

Net increase (decrease) in net assets from operations	69	—	24	—
Changes from principal transactions:
Premiums	177	—	286	—
Surrenders and withdrawals	(16)	—	(81)	—
Policy loans	(8)	—	(1)	—
Annuity payments	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	165	—	480	—
Contract charges	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	318	—	684	—

Total increase (decrease) in net assets	387	—	708	—

Net assets at December 31, 2004	651	—	1,381	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(75)	—	9	—
Net realized gain (loss) on investments and capital gains distributions	1,445	—	29	—
Net unrealized appreciation (depreciation) of investments	7,764	—	(21)	—

Net increase (decrease) in net assets from operations	9,134	—	17	—
Changes from principal transactions:
Premiums	2,713	5	406	1
Surrenders and withdrawals	(4,979)	—	(284)	—
Policy loans	(16)	—	(5)	—
Annuity payments	(2)	—	—	—
Death benefits	(155)	—	(5)	—
Transfers between Divisions (including fixed account), net	45,874	—	1,614	—
Contract charges	(17)	—	(1)	—

Increase (decrease) in net assets derived from principal transactions	43,418	5	1,725	1

Total increase (decrease) in net assets	52,552	5	1,742	1

Net assets at December 31, 2005	$53,203	$5	$3,123	$1

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	ING Salomon Brothers Large Cap Growth Portfolio - Initial Class	ING Solution 2025 Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	—	—
Changes from principal transactions:
Premiums	—	—	—	—
Surrenders and withdrawals	—	—	—	—
Policy loans	—	—	—	—
Annuity payments	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	—
Contract charges	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	—	—	—	—

Total increase (decrease) in net assets	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	(326)
Net realized gain (loss) on investments and capital gains distributions	1	—	—	786
Net unrealized appreciation (depreciation) of investments	—	1	—	4,577

Net increase (decrease) in net assets from operations	1	1	—	5,037
Changes from principal transactions:
Premiums	1	28	3	1,759
Surrenders and withdrawals	—	—	—	(2,509)
Policy loans	—	—	—	(148)
Annuity payments	—	—	—	—
Death benefits	—	—	—	(107)
Transfers between Divisions (including fixed account), net	7	35	—	29,857
Contract charges	—	—	—	(22)

Increase (decrease) in net assets derived from principal transactions	8	63	3	28,830

Total increase (decrease) in net assets	9	64	3	33,867

Net assets at December 31, 2005	$9	$64	$3	$33,867

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING T. Rowe Price Growth Equity Portfolio - Service Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class

Net assets at January 1, 2004	$—	$533	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(12)	—	—
Net realized gain (loss) on investments and capital gains distributions	—	26	—	—
Net unrealized appreciation (depreciation) of investments	—	107	—	—

Net increase (decrease) in net assets from operations	—	121	—	—
Changes from principal transactions:
Premiums	—	383	—	—
Surrenders and withdrawals	—	(76)	—	—
Policy loans	—	(5)	—	—
Annuity payments	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	580	—	—
Contract charges	—	(1)	—	—

Increase (decrease) in net assets derived from principal transactions	—	881	—	—

Total increase (decrease) in net assets	—	1,002	—	—

Net assets at December 31, 2004	—	1,535	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(18)	—	—
Net realized gain (loss) on investments and capital gains distributions	—	31	—	2
Net unrealized appreciation (depreciation) of investments	—	112	—	—

Net increase (decrease) in net assets from operations	—	125	—	2
Changes from principal transactions:
Premiums	4	521	1	1
Surrenders and withdrawals	—	(150)	—	—
Policy loans	—	(6)	—	—
Annuity payments	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	466	5	14
Contract charges	—	(3)	—	—

Increase (decrease) in net assets derived from principal transactions	4	828	6	15

Total increase (decrease) in net assets	4	953	6	17

Net assets at December 31, 2005	$4	$2,488	$6	$17

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Van Kampen Comstock Portfolio - Initial Class	ING Van Kampen Comstock Portfolio - Service Class	ING Van Kampen Equity and Income Portfolio - Initial Class	ING Van Kampen Equity and Income Portfolio - Service Class

Net assets at January 1, 2004	$442	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	—	—	—
Net realized gain (loss) on investments and capital gains distributions	20	—	—	—
Net unrealized appreciation (depreciation) of investments	192	—	—	—

Net increase (decrease) in net assets from operations	198	—	—	—
Changes from principal transactions:
Premiums	489	—	—	—
Surrenders and withdrawals	(74)	—	—	—
Policy loans	1	—	—	—
Annuity payments	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	1,081	—	—	—
Contract charges	(1)	—	—	—

Increase (decrease) in net assets derived from principal transactions	1,496	—	—	—

Total increase (decrease) in net assets	1,694	—	—	—

Net assets at December 31, 2004	2,136	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(25)	—	(1)	—
Net realized gain (loss) on investments and capital gains distributions	162	—	—	—
Net unrealized appreciation (depreciation) of investments	(9)	—	7	1

Net increase (decrease) in net assets from operations	128	—	6	1
Changes from principal transactions:
Premiums	966	1	35	8
Surrenders and withdrawals	(264)	—	—	—
Policy loans	(28)	—	—	—
Annuity payments	—	—	—	—
Death benefits	(3)	—	—	—
Transfers between Divisions (including fixed account), net	1,456	—	272	5
Contract charges	(2)	—	—	—

Increase (decrease) in net assets derived from principal transactions	2,125	1	307	13

Total increase (decrease) in net assets	2,253	1	313	14

Net assets at December 31, 2005	$4,389	$1	$313	$14

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Strategic Allocation Balanced Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Income Portfolio - Class I	ING VP Global Science and Technology Portfolio - Class I

Net assets at January 1, 2004	$157	$27	$228	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(1)	9	—
Net realized gain (loss) on investments and capital gains distributions	(14)	2	(5)	2
Net unrealized appreciation (depreciation) of investments	30	13	12	5

Net increase (decrease) in net assets from operations	14	14	16	7
Changes from principal transactions:
Premiums	116	38	203	3
Surrenders and withdrawals	(35)	—	(30)	—
Policy loans	(6)	(6)	—	—
Annuity payments	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	599	124	139	78
Contract charges	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	674	156	312	81

Total increase (decrease) in net assets	688	170	328	88

Net assets at December 31, 2004	845	197	556	88

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(1)	1	(1)
Net realized gain (loss) on investments and capital gains distributions	14	7	11	10
Net unrealized appreciation (depreciation) of investments	21	20	(6)	(5)

Net increase (decrease) in net assets from operations	36	26	6	4
Changes from principal transactions:
Premiums	238	173	89	32
Surrenders and withdrawals	(58)	(4)	(67)	(8)
Policy loans	(17)	(6)	(3)	(6)
Annuity payments	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	207	342	(182)	(29)
Contract charges	(1)	—	1	—

Increase (decrease) in net assets derived from principal transactions	369	505	(162)	(11)

Total increase (decrease) in net assets	405	531	(156)	(7)

Net assets at December 31, 2005	$1,250	$728	$400	$81

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Index Plus LargeCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class I	ING VP Index Plus SmallCap Portfolio - Class I	ING VP Small Company Portfolio - Class I

Net assets at January 1, 2004	$299	$505	$271	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(15)	(10)	—
Net realized gain (loss) on investments and capital gains distributions	27	53	23	—
Net unrealized appreciation (depreciation) of investments	49	200	144	—

Net increase (decrease) in net assets from operations	72	238	157	—
Changes from principal transactions:
Premiums	240	652	302	—
Surrenders and withdrawals	(15)	(46)	(28)	—
Policy loans	1	2	3	—
Annuity payments	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	537	1,088	1,104	—
Contract charges	—	1	—	—

Increase (decrease) in net assets derived from principal transactions	763	1,697	1,381	—

Total increase (decrease) in net assets	835	1,935	1,538	—

Net assets at December 31, 2004	1,134	2,440	1,809	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(50)	(41)	—
Net realized gain (loss) on investments and capital gains distributions	18	477	328	—
Net unrealized appreciation (depreciation) of investments	54	140	(19)	—

Net increase (decrease) in net assets from operations	71	567	268	—
Changes from principal transactions:
Premiums	308	794	586	—
Surrenders and withdrawals	(65)	(640)	(595)	—
Policy loans	(2)	(11)	(12)	—
Annuity payments	—	—	—	—
Death benefits	—	(41)	—	—
Transfers between Divisions (including fixed account), net	383	4,992	4,047	—
Contract charges	(1)	(1)	—	—

Increase (decrease) in net assets derived from principal transactions	623	5,093	4,026	—

Total increase (decrease) in net assets	694	5,660	4,294	—

Net assets at December 31, 2005	$1,828	$8,100	$6,103	$—

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Value Opportunity Portfolio - Class I	ING VP Disciplined LargeCap Portfolio - Class I	ING VP Financial Services Portfolio - Class I	ING VP High Yield Bond Portfolio - Class I

Net assets at January 1, 2004	$—	$5,167	$—	$13,210

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(11)	—	421
Net realized gain (loss) on investments and capital gains distributions	—	(333)	—	182
Net unrealized appreciation (depreciation) of investments	—	902	3	24

Net increase (decrease) in net assets from operations	—	558	3	627
Changes from principal transactions:
Premiums	—	152	22	720
Surrenders and withdrawals	—	(1,153)	—	(1,077)
Policy loans	—	7	—	(31)
Annuity payments	—	—	—	—
Death benefits	—	(7)	—	(4)
Transfers between Divisions (including fixed account), net	—	948	13	(122)
Contract charges	—	(2)	—	(2)

Increase (decrease) in net assets derived from principal transactions	—	(55)	35	(516)

Total increase (decrease) in net assets	—	503	38	111

Net assets at December 31, 2004	—	5,670	38	13,321

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(20)	(1)	342
Net realized gain (loss) on investments and capital gains distributions	—	471	2	(22)
Net unrealized appreciation (depreciation) of investments	(5)	(309)	1	(287)

Net increase (decrease) in net assets from operations	(6)	142	2	33
Changes from principal transactions:
Premiums	8	124	9	528
Surrenders and withdrawals	(14)	(1,450)	—	(1,322)
Policy loans	(1)	4	—	(16)
Annuity payments	—	—	—	—
Death benefits	—	(147)	—	(1)
Transfers between Divisions (including fixed account), net	1,093	(4,342)	41	(7,063)
Contract charges	—	(1)	—	—

Increase (decrease) in net assets derived from principal transactions	1,086	(5,812)	50	(7,874)

Total increase (decrease) in net assets	1,080	(5,670)	52	(7,841)

Net assets at December 31, 2005	$1,080	$—	$90	$5,480

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP International Value Portfolio - Class I	ING VP MagnaCap Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class I	ING VP Real Estate Portfolio - Class I

Net assets at January 1, 2004	$17,742	$1,130	$1,669	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15)	2	(368)	7
Net realized gain (loss) on investments and capital gains distributions	1,343	44	(60)	18
Net unrealized appreciation (depreciation) of investments	1,897	37	2,353	75

Net increase (decrease) in net assets from operations	3,225	83	1,925	100
Changes from principal transactions:
Premiums	1,775	133	2,297	42
Surrenders and withdrawals	(1,906)	(132)	(2,646)	(22)
Policy loans	(32)	(5)	(13)	—
Annuity payments	—	—	—	—
Death benefits	(12)	—	(19)	—
Transfers between Divisions (including fixed account), net	4,991	(36)	35,332	832
Contract charges	(11)	(1)	(24)	—

Increase (decrease) in net assets derived from principal transactions	4,805	(41)	34,927	852

Total increase (decrease) in net assets	8,030	42	36,852	952

Net assets at December 31, 2004	25,772	1,172	38,521	952

Increase (decrease) in net assets
Operations:
Net investment income (loss)	258	(1)	(511)	23
Net realized gain (loss) on investments and capital gains distributions	4,335	303	461	112
Net unrealized appreciation (depreciation) of investments	(2,636)	(233)	3,060	115

Net increase (decrease) in net assets from operations	1,957	69	3,010	250
Changes from principal transactions:
Premiums	2,230	122	2,876	458
Surrenders and withdrawals	(3,274)	(151)	(4,309)	(266)
Policy loans	(93)	(2)	(37)	5
Annuity payments	—	—	—	—
Death benefits	(66)	—	(68)	—
Transfers between Divisions (including fixed account), net	272	(1,209)	(3,126)	1,015
Contract charges	(9)	(1)	(22)	(1)

Increase (decrease) in net assets derived from principal transactions	(940)	(1,241)	(4,686)	1,211

Total increase (decrease) in net assets	1,017	(1,172)	(1,676)	1,461

Net assets at December 31, 2005	$26,789	$—	$36,845	$2,413

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP SmallCap Opportunities Portfolio - Class I	ING VP Balanced Portfolio - Class I	ING VP Intermediate Bond Portfolio - Class I	ING VP Money Market Portfolio - Class I

Net assets at January 1, 2004	$23,457	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(306)	—	—	—
Net realized gain (loss) on investments and capital gains distributions	632	—	—	—
Net unrealized appreciation (depreciation) of investments	1,402	—	—	—

Net increase (decrease) in net assets from operations	1,728	—	—	—
Changes from principal transactions:
Premiums	2,126	—	—	—
Surrenders and withdrawals	(1,998)	—	—	—
Policy loans	(33)	—	—	—
Annuity payments	—	—	—	—
Death benefits	(25)	—	—	—
Transfers between Divisions (including fixed account), net	(2,536)	—	—	—
Contract charges	(23)	—	—	—

Increase (decrease) in net assets derived from principal transactions	(2,489)	—	—	—

Total increase (decrease) in net assets	(761)	—	—	—

Net assets at December 31, 2004	22,696	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(291)	—	1	—
Net realized gain (loss) on investments and capital gains distributions	1,328	—	—	—
Net unrealized appreciation (depreciation) of investments	403	—	(1)	—

Net increase (decrease) in net assets from operations	1,440	—	—	—
Changes from principal transactions:
Premiums	1,707	27	4	34
Surrenders and withdrawals	(2,275)	—	—	—
Policy loans	(65)	—	—	—
Annuity payments	—	—	—	—
Death benefits	(52)	—	—	—
Transfers between Divisions (including fixed account), net	(2,483)	5	20	(34)
Contract charges	(20)	—	—	—

Increase (decrease) in net assets derived from principal transactions	(3,188)	32	24	—

Total increase (decrease) in net assets	(1,748)	32	24	—

Net assets at December 31, 2005	$20,948	$32	$24	$—

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Natural Resources Trust	Janus Aspen Series International Growth Portfolio - Institutional Shares	Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares

Net assets at January 1, 2004	$—	$18,025	$31,252	$31,114

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(90)	(365)	(445)
Net realized gain (loss) on investments and capital gains distributions	20	1,783	(2,738)	(4,176)
Net unrealized appreciation (depreciation) of investments	63	1,392	3,828	10,231

Net increase (decrease) in net assets from operations	80	3,085	725	5,610
Changes from principal transactions:
Premiums	14	1,659	2,669	3,258
Surrenders and withdrawals	(6)	(1,840)	(2,830)	(2,880)
Policy loans	(10)	(70)	(36)	(139)
Annuity payments	—	—	—	—
Death benefits	—	(25)	(57)	(62)
Transfers between Divisions (including fixed account), net	867	407	(3,669)	(2,741)
Contract charges	—	(14)	(29)	(48)

Increase (decrease) in net assets derived from principal transactions	865	117	(3,952)	(2,612)

Total increase (decrease) in net assets	945	3,202	(3,227)	2,998

Net assets at December 31, 2004	945	21,227	28,025	34,112

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(52)	(43)	(108)	(132)
Net realized gain (loss) on investments and capital gains distributions	929	4,640	(12,144)	(22,822)
Net unrealized appreciation (depreciation) of investments	449	1,170	10,357	20,567

Net increase (decrease) in net assets from operations	1,326	5,767	(1,895)	(2,387)
Changes from principal transactions:
Premiums	339	1,384	635	801
Surrenders and withdrawals	(745)	(2,308)	(878)	(786)
Policy loans	(23)	(22)	(40)	(17)
Annuity payments	—	—	—	—
Death benefits	—	(29)	(32)	(6)
Transfers between Divisions (including fixed account), net	3,481	(2,303)	(25,808)	(31,702)
Contract charges	(1)	(10)	(7)	(15)

Increase (decrease) in net assets derived from principal transactions	3,051	(3,288)	(26,130)	(31,725)

Total increase (decrease) in net assets	4,377	2,479	(28,025)	(34,112)

Net assets at December 31, 2005	$5,322	$23,706	$—	$—

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	Neuberger Berman AMT Limited Maturity Bond Portfolio® - Class I

Net assets at January 1, 2004	$56,108	$—	$—	$13,637

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(212)	—	—	270
Net realized gain (loss) on investments and capital gains distributions	647	—	—	6
Net unrealized appreciation (depreciation) of investments	1,079	—	—	(356)

Net increase (decrease) in net assets from operations	1,514	—	—	(80)
Changes from principal transactions:
Premiums	4,619	—	—	1,202
Surrenders and withdrawals	(4,996)	—	—	(1,848)
Policy loans	(124)	—	—	(31)
Annuity payments	—	—	—	—
Death benefits	(95)	—	—	(35)
Transfers between Divisions (including fixed account), net	(5,052)	—	—	(692)
Contract charges	(44)	—	—	(7)

Increase (decrease) in net assets derived from principal transactions	(5,692)	—	—	(1,411)

Total increase (decrease) in net assets	(4,178)	—	—	(1,491)

Net assets at December 31, 2004	51,930	—	—	12,146

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(203)	1	—	152
Net realized gain (loss) on investments and capital gains distributions	6,211	8	22	(56)
Net unrealized appreciation (depreciation) of investments	(7,780)	(7)	(15)	(94)

Net increase (decrease) in net assets from operations	(1,772)	2	7	2
Changes from principal transactions:
Premiums	1,124	38	47	1,006
Surrenders and withdrawals	(1,709)	(7)	(4)	(1,524)
Policy loans	(33)	—	—	(26)
Annuity payments	—	—	—	—
Death benefits	(50)	—	—	(9)
Transfers between Divisions (including fixed account), net	(49,479)	103	398	557
Contract charges	(11)	1	1	(4)

Increase (decrease) in net assets derived from principal transactions	(50,158)	135	442	—

Total increase (decrease) in net assets	(51,930)	137	449	2

Net assets at December 31, 2005	$—	$137	$449	$12,148

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Neuberger Berman AMT Partners Portfolio® - Class I	Neuberger Berman AMT Socially Responsive Portfolio® - Class I	Oppenheimer Main Street Small Cap Fund®/VA	PIMCO Real Return Portfolio - Admin Class

Net assets at January 1, 2004	$14,605	$2,222	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(216)	(35)	—	—
Net realized gain (loss) on investments and capital gains distributions	(40)	36	—	28
Net unrealized appreciation (depreciation) of investments	2,848	297	—	(9)

Net increase (decrease) in net assets from operations	2,592	298	—	19
Changes from principal transactions:
Premiums	1,246	389	—	18
Surrenders and withdrawals	(2,105)	(138)	—	(19)
Policy loans	(23)	(23)	—	—
Annuity payments	—	—	—	—
Death benefits	(9)	—	—	—
Transfers between Divisions (including fixed account), net	977	159	—	752
Contract charges	(8)	(3)	—	—

Increase (decrease) in net assets derived from principal transactions	78	384	—	751

Total increase (decrease) in net assets	2,670	682	—	770

Net assets at December 31, 2004	17,275	2,904	—	770

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(83)	(42)	—	27
Net realized gain (loss) on investments and capital gains distributions	1,124	125	—	9
Net unrealized appreciation (depreciation) of investments	1,981	85	—	(23)

Net increase (decrease) in net assets from operations	3,022	168	—	13
Changes from principal transactions:
Premiums	1,510	421	3	397
Surrenders and withdrawals	(3,826)	(289)	—	(255)
Policy loans	(37)	(34)	—	(8)
Annuity payments	—	—	—	—
Death benefits	(163)	—	—	(43)
Transfers between Divisions (including fixed account), net	2,708	85	—	967
Contract charges	(9)	(3)	—	(2)

Increase (decrease) in net assets derived from principal transactions	183	180	3	1,056

Total increase (decrease) in net assets	3,205	348	3	1,069

Net assets at December 31, 2005	$20,480	$3,252	$3	$1,839

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	Premier VIT OpCap Equity Portfolio	Premier VIT OpCap Global Equity Portfolio

Net assets at January 1, 2004	$—	$—	$6,121	$3,716

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	20	(25)	(39)
Net realized gain (loss) on investments and capital gains distributions	—	10	274	85
Net unrealized appreciation (depreciation) of investments	—	35	327	445

Net increase (decrease) in net assets from operations	—	65	576	491
Changes from principal transactions:
Premiums	—	30	578	541
Surrenders and withdrawals	—	(17)	(524)	(432)
Policy loans	—	—	(26)	(13)
Annuity payments	—	—	—	—
Death benefits	—	—	(10)	(14)
Transfers between Divisions (including fixed account), net	—	1,848	(990)	919
Contract charges	—	—	(4)	(3)

Increase (decrease) in net assets derived from principal transactions	—	1,861	(976)	998

Total increase (decrease) in net assets	—	1,926	(400)	1,489

Net assets at December 31, 2004	—	1,926	5,721	5,205

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	32	(59)	(62)
Net realized gain (loss) on investments and capital gains distributions	—	5	673	232
Net unrealized appreciation (depreciation) of investments	—	(36)	(326)	195

Net increase (decrease) in net assets from operations	—	1	288	365
Changes from principal transactions:
Premiums	27	162	570	789
Surrenders and withdrawals	(1)	(40)	(662)	(591)
Policy loans	—	(2)	(11)	(9)
Annuity payments	—	—	—	—
Death benefits	—	—	(30)	(118)
Transfers between Divisions (including fixed account), net	22	(1,065)	(53)	819
Contract charges	—	(1)	(2)	(3)

Increase (decrease) in net assets derived from principal transactions	48	(946)	(188)	887

Total increase (decrease) in net assets	48	(945)	100	1,252

Net assets at December 31, 2005	$48	$981	$5,821	$6,457

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Premier VIT OpCap Managed Portfolio	Premier VIT OpCap Small Cap Portfolio	Wanger Select	Wanger U.S. Smaller Companies

Net assets at January 1, 2004	$23,999	$25,450	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	78	(375)	(2)	(1)
Net realized gain (loss) on investments and capital gains distributions	(153)	1,033	—	1
Net unrealized appreciation (depreciation) of investments	1,681	3,494	67	24

Net increase (decrease) in net assets from operations	1,606	4,152	65	24
Changes from principal transactions:
Premiums	1,444	2,560	15	6
Surrenders and withdrawals	(2,158)	(2,590)	(8)	(1)
Policy loans	(52)	(99)	—	—
Annuity payments	—	—	—	—
Death benefits	(80)	(86)	—	—
Transfers between Divisions (including fixed account), net	(6,115)	782	935	392
Contract charges	(12)	(18)	—	—

Increase (decrease) in net assets derived from principal transactions	(6,973)	549	942	397

Total increase (decrease) in net assets	(5,367)	4,701	1,007	421

Net assets at December 31, 2004	18,632	30,151	1,007	421

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(38)	(365)	(19)	(12)
Net realized gain (loss) on investments and capital gains distributions	1,546	4,937	105	43
Net unrealized appreciation (depreciation) of investments	(822)	(5,258)	58	73

Net increase (decrease) in net assets from operations	686	(686)	144	104
Changes from principal transactions:
Premiums	1,288	2,197	170	209
Surrenders and withdrawals	(2,588)	(3,926)	(122)	(70)
Policy loans	(47)	(66)	3	—
Annuity payments	—	—	—	—
Death benefits	(50)	(135)	—	—
Transfers between Divisions (including fixed account), net	(1,215)	(3,037)	149	650
Contract charges	(7)	(11)	1	(1)

Increase (decrease) in net assets derived from principal transactions	(2,619)	(4,978)	201	788

Total increase (decrease) in net assets	(1,933)	(5,664)	345	892

Net assets at December 31, 2005	$16,699	$24,487	$1,352	$1,313

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

1.	Organization

ReliaStar Life Insurance Company Separate Account N (the “Account”), formerly Northern Life Separate Account One, was established by Northern Life Insurance Company (“Northern Life”) to support the operations of variable annuity contracts (“Contracts”). In 2002, Northern Life merged with ReliaStar Life Insurance Company (“ReliaStar Life” or the “Company”). The Company is an indirect wholly owned subsidiary ING America Insurance Holding Inc. (“ING AIH”). ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ReliaStar Life provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or a fixed account, which is not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

At December 31, 2005, the Account had 102 investment divisions (the “Divisions”), 32 of which invest in independently managed mutual funds and 70 of which invest in mutual funds advised by affiliates, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated mutual fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2005, and related Trusts are as follows:

AIM Variable Insurance Funds:
AIM V.I. Demographic Trends Fund - Series I Shares
The Alger American Funds:
Alger American Growth Portfolio - Class O
Alger American Leveraged AllCap Portfolio - Class O
Alger American MidCap Growth Portfolio - Class O
Alger American Small Capitalization Portfolio - Class O
Fidelity® Variable Insurance Products:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
Fidelity® VIP Asset Manager: Growth®
Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Opportunities
Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Investment Grade Bond
Portfolio - Initial Class
Fidelity® VIP Money Market Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class

Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2**
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth
Portfolio - Service Class**
ING FMRSM Diversified Mid Cap Portfolio - Service Class**
ING JPMorgan Emerging Markets Equity
Portfolio - Service Class**
ING JPMorgan Small Cap Equity
Portfolio - Institutional Class**
ING Julius Baer Foreign Portfolio - Service Class*
ING Julius Baer Foreign Portfolio - Service 2 Class**
ING Legg Mason Value Portfolio - Institutional Class**
ING Limited Maturity Bond Portfolio - Service Class**
ING Liquid Assets Portfolio - Institutional Class**
ING Marsico Growth Portfolio - Service Class**
ING Marsico Growth Portfolio - Service 2 Class**
ING Marsico International Opportunities
Portfolio - Institutional Class**
ING MFS Total Return Portfolio - Service Class

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

ING Investors Trust (continued):
ING Pioneer Fund Portfolio - Service Class**
ING Pioneer Mid Cap Value Portfolio - Service Class**
ING Stock Index Portfolio - Institutional Class**
ING T. Rowe Price Capital Appreciation
Portfolio - Service Class**
ING T. Rowe Price Equity Income
Portfolio - Service Class
ING T. Rowe Price Equity Income
Portfolio - Service 2 Class**
ING Van Kampen Growth and Income
Portfolio - Service Class**
ING Partners, Inc.:
ING American Century Large Company Value
Portfolio - Initial Class**
ING American Century Select Portfolio - Initial Class**
ING American Century Small Cap Value
Portfolio - Initial Class
ING American Century Small Cap Value
Portfolio - Service Class**
ING Baron Small Cap Growth Portfolio - Initial Class
ING Baron Small Cap Growth
Portfolio - Service Class**
ING Davis Venture Value Portfolio - Initial Class**
ING Fidelity® VIP Contrafund®
Portfolio - Service Class**
ING Fidelity® VIP Equity-Income
Portfolio - Service Class**
ING Fidelity® VIP Growth Portfolio - Service Class**
ING Fidelity® VIP Mid Cap Portfolio - Service Class**
ING Fundamental Research Portfolio - Initial Class**
ING JPMorgan Fleming International
Portfolio - Initial Class**
ING JPMorgan Mid Cap Value
Portfolio - Initial Class
ING JPMorgan Mid Cap Value
Portfolio - Service Class**
ING OpCap Balanced Value Portfolio - Initial Class**
ING Oppenheimer Global Portfolio - Initial Class
ING Oppenheimer Global Portfolio - Service Class**
ING PIMCO Total Return Portfolio - Initial Class
ING PIMCO Total Return Portfolio - Service Class**
ING Salomon Brothers Aggressive Growth
Portfolio - Initial Class**
ING Salomon Brothers Large Cap Growth
Portfolio - Initial Class**
ING Solution 2025 Portfolio - Service Class**
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class**
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class**
ING T. Rowe Price Growth Equity
Portfolio - Initial Class
ING T. Rowe Price Growth Equity
Portfolio - Service Class**
ING UBS U.S. Large Cap Equity
Portfolio - Initial Class**

ING Partners, Inc. (continued):
ING Van Kampen Comstock Portfolio - Initial Class
ING Van Kampen Comstock Portfolio - Service Class**
ING Van Kampen Equity and Income
Portfolio - Initial Class**
ING Van Kampen Equity and Income
Portfolio - Service Class**
ING Strategic Allocation Portfolio, Inc.:
ING VP Strategic Allocation Balanced Portfolio - Class I
ING VP Strategic Allocation Growth Portfolio - Class I
ING VP Strategic Allocation Income Portfolio - Class I
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I*
ING VP Index Plus LargeCap Portfolio - Class I
ING VP Index Plus MidCap Portfolio - Class I
ING VP Index Plus SmallCap Portfolio - Class I
ING VP Small Company Portfolio - Class I**
ING VP Value Opportunity Portfolio - Class I**
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I*
ING VP High Yield Bond Portfolio - Class I
ING VP International Value Portfolio - Class I
ING VP MidCap Opportunities Portfolio - Class I
ING VP Real Estate Portfolio - Class I*
ING VP SmallCap Opportunities Portfolio - Class I
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I**
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I**
ING VP Natural Resources Trust:
ING VP Natural Resources Trust*
Janus Aspen Series:
Janus Aspen Series International Growth
Portfolio - Institutional Shares
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income
Portfolio - Class VC**
Lord Abbett Series Fund - Mid-Cap Value
Portfolio - Class VC**
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond
Portfolio® - Class I
Neuberger Berman AMT Partners Portfolio® - Class I
Neuberger Berman AMT Socially Responsive
Portfolio® - Class I
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA**
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Admin Class
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I**
Pioneer High Yield VCT Portfolio - Class I*
Premier VIT:
Premier VIT OpCap Equity Portfolio
Premier VIT OpCap Global Equity Portfolio
Premier VIT OpCap Managed Portfolio
Premier VIT OpCap Small Cap Portfolio

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Wanger Advisors Trust:
Wanger Select*
Wanger U.S. Smaller Companies*

* Division became available in 2004

** Division became available in 2005

The names of certain Divisions and Trusts were changed during 2005. The following is a summary of current and former names for those Divisions and Trusts:

Current Name	Former Name

AIM Variable Insurance Funds:	AIM Variable Insurance Funds:
AIM V.I. Demographic Trends Fund - Series I Shares	AIM VI Dent Demographic Trends Fund - Series I Shares
Premier VIT:	PIMCO Advisors VIT:
Premier VIT OpCap Equity Portfolio	OpCap Equity Portfolio
Premier VIT OpCap Global Equity Portfolio	OpCap Global Equity Portfolio
Premier VIT OpCap Managed Portfolio	OpCap Managed Portfolio
Premier VIT OpCap Small Cap Portfolio	OpCap Small Cap Portfolio

During 2005, the following Divisions were closed to contractowners:

ING VP Disciplined LargeCap Portfolio - Class I
ING VP MagnaCap Portfolio - Class I
ING VP Money Market Portfolio - Class I
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares

The following Divisions were offered during 2005, but had no investments as of December 31, 2005:

ING American Century Large Company Value
Portfolio - Service Class
ING Davis Venture Value Portfolio - Service Class
ING Goldman Sachs® Capital Growth
Portfolio - Service Class
ING JPMorgan Fleming International
Portfolio - Service Class
ING Legg Mason Value - Service 2 Class
ING Mercury Large Cap Growth Portfolio - Service 2 Class
ING MFS Capital Opportunities Portfolio - Service Class
ING MFS Total Return Portfolio - Service 2 Class
ING OpCap Balanced Value Portfolio - Service Class
ING Oppenheimer Strategic Income
Portfolio - Service Class
ING Salomon Brothers Aggressive Growth
Portfolio - Service Class

ING Salomon Brothers Large Cap Growth
Portfolio - Service Class
ING Solution 2015 Portfolio - Service Class
ING Solution 2035 Portfolio - Service Class
ING Solution 2045 Portfolio - Service Class
ING Solution Income Portfolio - Service Class
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
ING UBS U.S. Large Cap Equity Portfolio - Service Class
ING Van Kampen Growth and Income
Portfolio - Service 2 Class
ING VP Growth and Income Portfolio - Class I
ING VP Growth Portfolio - Class I
ING VP International Equity Portfolio - Class I
ING VP MidCap Opportunities Portfolio - Class I
Oppenheimer Aggressive Growth Fund/VA

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ReliaStar Life.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Company are represented by net assets on the Statement of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the Annuity 2000 Mortality Table. The assumed investment return is 3.5% unless the contractowner elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by ReliaStar Life and may result in additional amounts being transferred into the Account by ReliaStar Life to cover greater longevity of contractowners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar Life.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Transfers

Transfers between the Account and ReliaStar Life relate to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ReliaStar Life), contractowner transfers between ReliaStar Life and the Divisions, and other contractowner activity, including Contract deposits and withdrawals. Unsettled transactions as of the reporting date, on a net basis, are included in the line Due to related parties on the Statement of Assets and Liabilities.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

3.	Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ReliaStar Life’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

ReliaStar Life assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.40% of the average daily net asset value of each Division of the Account to cover these risks.

Administrative Charges

A daily charge at an annual rate of up to 0.20% of the assets attributable to the Contracts is deducted for administrative charges.

Contract Maintenance Charges

An annual Contract charge of $30 for transfer premium series contracts and $35 for flexible premium service contracts is deducted from each Contract on the anniversary date or at the time of surrender, if surrender is at a time other than the anniversary date.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Sales and Surrender Charges

No deduction is made for a sales charge from the purchase payments made for the Contracts. However, on certain surrenders, ReliaStar Life will deduct from the Contract value a surrender charge of up to 7%, as set forth in the Contract.

Premium Taxes

Various states and other governmental units levy a premium tax on variable annuity considerations. If the Contractowner lives in a state which levies such a tax, ReliaStar Life may deduct the amount of the tax from the premium payments.

4.	Related Party Transactions

During the year ended December 31, 2005, management fees were paid indirectly to ING Life Insurance and Annuity Company, an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc. The Funds’ advisory agreement provided for a fee at annual rates ranging from 0.10% to 1.00% of the average net assets of each respective Fund of the Trust.

Management fees were paid to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to ING Variable Products Trust, ING VP Intermediate Bond Portfolio, ING Strategic Allocation Portfolio, Inc., ING Variable Portfolios, Inc., ING VP Balanced Portfolio, Inc., ING VP Money Market Portfolio and ING VP Natural Resources Trust. The Funds’ advisory agreement provided for a fee at annual rates ranging from 0.25% to 1.00% of the average net assets of each respective Fund of the Trust.

In addition, management and service fees were paid indirectly to Direct Services, Inc., an affiliate of the Company, in its capacity as investment manager to ING Investors Trust. The Fund’s advisory agreement provided for fees at annual rates ranging from 0.26% to 1.25% of the average net assets of each respective Portfolio.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

5.	Purchases and Sales of Investment Securities

          The aggregate cost of purchases and proceeds from sales of investments follow:

	Year Ending December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)

AIM Variable Insurance Funds:
AIM V.I. Demographic Trends Fund - Series I Shares	$95	$3,258	$1,635	$1,748
The Alger American Funds:
Alger American Growth Portfolio - Class O	443	11,166	881	6,562
Alger American Leveraged AllCap Portfolio - Class O	252	5,991	987	4,939
Alger American MidCap Growth Portfolio - Class O	2,802	7,953	2,417	5,628
Alger American Small Capitalization Portfolio - Class O	1,196	2,858	686	3,022
Fidelity® Variable Insurance Products:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	57	314	62	427
Fidelity® VIP Asset Manager: Growth® Portfolio - Initial Class	753	4,247	1,476	2,356
Fidelity® VIP Contrafund® Portfolio - Initial Class	5,930	7,047	5,666	3,607
Fidelity® VIP Equity-Income Portfolio - Initial Class	5,454	8,097	6,392	4,247
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	491	683	317	401
Fidelity® VIP Growth Portfolio - Initial Class	1,023	8,388	1,529	5,465
Fidelity® VIP Index 500 Portfolio - Initial Class	7,935	18,801	8,068	11,751
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	14,461	14,828	6,849	5,983
Fidelity® VIP Money Market Portfolio - Initial Class	27,473	28,645	24,206	29,881
Fidelity® VIP Overseas Portfolio - Initial Class	16	262	19	212
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	368	117	—	—
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	69	62	—	—
ING FMRSM Diversified Mid Cap Portfolio - Service Class	32	—	—	—
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	2,870	1,240	—	—
ING JPMorgan Small Cap Equity Portfolio - Institutional Class	108	30	—	—
ING Julius Baer Foreign Portfolio - Service Class	6,139	4,949	1,978	272
ING Julius Baer Foreign Portfolio - Service 2 Class	6	—	—	—
ING Legg Mason Value Portfolio - Institutional Class	903	289	—	—
ING Limited Maturity Bond Portfolio - Service Class	111	53	—	—
ING Liquid Assets Portfolio - Institutional Class	5,139	3,697	—	—
ING Marsico Growth Portfolio - Service Class	364	107	—	—
ING Marsico Growth Portfolio - Service 2 Class	4	—	—	—
ING Marsico International Opportunities Portfolio - Institutional Class	1,249	1,113	—	—
ING MFS Total Return Portfolio - Service Class	3,531	841	2,934	128
ING Pioneer Fund Portfolio - Service Class	—	—	—	—
ING Pioneer Mid Cap Value Portfolio - Service Class	59	10	—	—
ING Stock Index Portfolio - Institutional Class	108	86	—	—
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	2,504	365	—	—

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Year Ending December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)

ING Investors Trust (continued):
ING T. Rowe Price Equity Income Portfolio - Service Class	$2,495	$1,368	$2,614	$202
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	11	—	—	—
ING Van Kampen Growth and Income Portfolio - Service Class	142	—	—	—
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Initial Class	64	21	—	—
ING American Century Select Portfolio - Initial Class	24,856	3,016	—	—
ING American Century Small Cap Value Portfolio - Initial Class	930	452	978	219
ING American Century Small Cap Value Portfolio - Service Class	4	—	—	—
ING Baron Small Cap Growth Portfolio - Initial Class	3,555	2,578	733	344
ING Baron Small Cap Growth Portfolio - Service Class	—	—	—	—
ING Davis Venture Value Portfolio - Initial Class	34	—	—	—
ING Fidelity® VIP Contrafund® Portfolio - Service Class	14	5	—	—
ING Fidelity® VIP Equity-Income Portfolio - Service Class	9	4	—	—
ING Fidelity® VIP Growth Portfolio - Service Class	—	—	—	—
ING Fidelity® VIP Mid Cap Portfolio - Service Class	2	—	—	—
ING Fundamental Research Portfolio - Initial Class	3,327	99	—	—
ING JPMorgan Fleming International Portfolio - Initial Class	1,772	1,735	—	—
ING JPMorgan Mid Cap Value Portfolio - Initial Class	3,588	1,153	1,964	87
ING JPMorgan Mid Cap Value Portfolio - Service Class	10	—	—	—
ING OpCap Balanced Value Portfolio - Initial Class	71	24	—	—
ING Oppenheimer Global Portfolio - Initial Class	49,824	5,568	379	62
ING Oppenheimer Global Portfolio - Service Class	8	3	—	—
ING PIMCO Total Return Portfolio - Initial Class	2,137	376	1,557	877
ING PIMCO Total Return Portfolio - Service Class	2	1	—	—
ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	63	55	—	—
ING Salomon Brothers Large Cap Growth Portfolio - Initial Class	64	—	—	—
ING Solution 2025 Portfolio - Service Class	3	—	—	—
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	31,739	2,658	—	—
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	7	3	—	—
ING T. Rowe Price Growth Equity Portfolio - Initial Class	1,011	200	1,082	213
ING T. Rowe Price Growth Equity Portfolio - Service Class	7	1	—	—
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	68	54	—	—
ING Van Kampen Comstock Portfolio - Initial Class	2,506	271	1,997	510
ING Van Kampen Comstock Portfolio - Service Class	2	1	—	—
ING Van Kampen Equity and Income Portfolio - Initial Class	314	9	—	—
ING Van Kampen Equity and Income Portfolio - Service Class	15	1	—	—
ING Strategic Allocation Portfolio, Inc.:
ING VP Strategic Allocation Balanced Portfolio - Class I	641	271	2,137	1,465
ING VP Strategic Allocation Growth Portfolio - Class I	567	63	181	26
ING VP Strategic Allocation Income Portfolio - Class I	169	330	1,116	795

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Year Ending December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)

ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	$270	$283	$135	$54
ING VP Index Plus LargeCap Portfolio - Class I	893	272	1,262	503
ING VP Index Plus MidCap Portfolio - Class I	6,793	1,411	2,177	495
ING VP Index Plus SmallCap Portfolio - Class I	5,803	1,626	2,025	651
ING VP Small Company Portfolio - Class I	—	—	—	—
ING VP Value Opportunity Portfolio - Class I	1,096	11	—	—
ING Variable Products Trust:
ING VP Disciplined LargeCap Portfolio - Class I	170	6,003	1,335	1,401
ING VP Financial Services Portfolio - Class I	64	15	37	2
ING VP High Yield Bond Portfolio - Class I	8,335	15,684	10,075	10,170
ING VP International Value Portfolio - Class I	17,741	16,878	11,444	6,654
ING VP MagnaCap Portfolio - Class I	259	1,400	190	229
ING VP MidCap Opportunities Portfolio - Class I	919	6,115	38,510	3,951
ING VP Real Estate Portfolio - Class I	2,105	870	1,158	289
ING VP SmallCap Opportunities Portfolio - Class I	247	3,725	626	3,421
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	32	—	—	—
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	53	29	—	—
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	34	34	—	—
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	8,217	5,089	1,084	222
Janus Aspen Series:
Janus Aspen Series International Growth Portfolio - Institutional Shares	12,377	15,707	8,222	8,195
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	59	26,298	657	4,974
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	73	31,931	547	3,604
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	1,138	51,500	1,339	7,242
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	184	40	—	—
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	503	42	—	—
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond Portfolio® - Class I	2,942	2,788	1,399	2,540
Neuberger Berman AMT Partners Portfolio® - Class I	6,688	6,582	1,742	1,880
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	611	464	574	225
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA	5	2	—	—
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Admin Class	$1,930	$827	$1,747	$975
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	48	1	—	—
Pioneer High Yield VCT Portfolio - Class I	2,265	3,156	2,442	561

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Year Ending December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)

Premier VIT:
Premier VIT OpCap Equity Portfolio	2,599	2,847	860	1,861
Premier VIT OpCap Global Equity Portfolio	1,800	975	1,476	517
Premier VIT OpCap Managed Portfolio	3,167	5,255	7,286	14,181
Premier VIT OpCap Small Cap Portfolio	6,176	7,702	4,650	4,476
Wanger Advisors Trust:
Wanger Select	959	706	957	17
Wanger U.S. Smaller Companies	1,260	484	411	15

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

6. Changes in Units

The net changes in units outstanding follow:

	Year Ending December 31
	2005			2004

	Units Issued	Units Redeemed	Net Units Issued (Redeemed)	Units Issued	Units Redeemed	Net Units Issued (Redeemed)

AIM Variable Insurance Funds:
AIM V.I. Demographic Trends Fund - Series I Shares	21,884	644,036	(622,152)	355,535	354,467	1,068
The Alger American Funds:
Alger American Growth Portfolio - Class O	21,391	576,542	(555,151)	62,074	359,700	(297,626)
Alger American Leveraged AllCap Portfolio - Class O	14,697	264,854	(250,157)	57,171	239,003	(181,832)
Alger American MidCap Growth Portfolio - Class O	61,961	322,177	(260,216)	124,614	255,294	(130,680)
Alger American Small Capitalization Portfolio - Class O	107,143	252,613	(145,470)	81,061	308,496	(227,435)
Fidelity® Variable Insurance Products:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	23,940	248,378	(224,438)	100	24,040	(23,940)
Fidelity® VIP Asset Manager: Growth® Portfolio - Initial Class	391	17,071	(16,680)	71,368	138,527	(67,159)
Fidelity® VIP Contrafund® Portfolio - Initial Class	251,571	246,873	4,698	272,719	142,431	130,288
Fidelity® VIP Equity-Income Portfolio - Initial Class	112,145	366,339	(254,194)	301,270	204,380	96,890
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	67,842	93,173	(25,331)	101,886	315,361	(213,475)
Fidelity® VIP Growth Portfolio - Initial Class	53,973	480,075	(426,102)	47,896	57,579	(9,683)
Fidelity® VIP Index 500 Portfolio - Initial Class	295,017	844,497	(549,480)	366,316	562,378	(196,062)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	983,048	1,093,667	(110,619)	399,542	443,650	(44,108)
Fidelity® VIP Money Market Portfolio - Initial Class	2,140,585	2,244,018	(103,433)	1,898,849	2,344,763	(445,914)
Fidelity® VIP Overseas Portfolio - Initial Class	314	15,847	(15,533)	441	14,234	(13,793)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	33,828	10,629	23,199	—	—	—
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	5,445	4,713	732	—	—	—
ING FMRSM Diversified Mid Cap Portfolio - Service Class	2,690	1	2,689	—	—	—
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	230,779	102,927	127,852	—	—	—
ING JPMorgan Small Cap Equity Portfolio - Institutional Class	482,282	402,115	80,167	—	—	—

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Year Ending December 31
	2005			2004

	Units Issued	Units Redeemed	Net Units Issued (Redeemed)	Units Issued	Units Redeemed	Net Units Issued (Redeemed)

ING Investors Trust (continued):
ING Julius Baer Foreign Portfolio - Service Class	9,295	2,583	6,712	194,208	25,591	168,617
ING Julius Baer Foreign Portfolio - Service 2 Class	556	1	555	—	—	—
ING Legg Mason Value Portfolio - Institutional Class	80,297	24,926	55,371	—	—	—
ING Limited Maturity Bond Portfolio - Service Class	11,132	5,307	5,825	—	—	—
ING Liquid Assets Portfolio - Institutional Class	508,451	366,041	142,410	—	—	—
ING Marsico Growth Portfolio - Service Class	33,230	9,179	24,051	—	—	—
ING Marsico Growth Portfolio - Service 2 Class	446	1	445	—	—	—
ING Marsico International Opportunities Portfolio - Institutional Class	108,870	96,185	12,685	—	—	—
ING MFS Total Return Portfolio - Service Class	264,305	66,260	198,045	236,087	827	235,260
ING Pioneer Fund Portfolio - Service Class	17	—	17	—	—	—
ING Pioneer Mid Cap Value Portfolio - Service Class	5,531	942	4,589	—	—	—
ING Stock Index Portfolio - Institutional Class	10,605	8,285	2,320	—	—	—
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	231,397	32,915	198,482	—	—	—
ING T. Rowe Price Equity Income Portfolio - Service Class	174,843	98,108	76,735	195,249	5,874	189,375
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	1,061	1	1,060	—	—	—
ING Van Kampen Growth and Income Portfolio - Service Class	12,937	6	12,931	—	—	—
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Initial Class	6,122	2,014	4,108	—	—	—
ING American Century Select Portfolio - Initial Class	2,554,727	276,116	2,278,611	—	—	—
ING American Century Small Cap Value Portfolio - Initial Class	47,927	27,912	20,015	63,744	15,635	48,109
ING American Century Small Cap Value Portfolio - Service Class	364	1	363	—	—	—
ING Baron Small Cap Growth Portfolio - Initial Class	208,271	149,119	59,152	50,004	24,006	25,998
ING Baron Small Cap Growth Portfolio - Service Class	45	—	45	—	—	—
ING Davis Venture Value Portfolio - Initial Class	3,105	40	3,065	—	—	—
ING Fidelity® VIP Contrafund® Portfolio - Service Class	1,332	463	869	—	—	—
ING Fidelity® VIP Equity-Income Portfolio - Service Class	940	356	584	—	—	—
ING Fidelity® VIP Growth Portfolio - Service Class	12	—	12	—	—	—

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Year Ending December 31
	2005			2004

	Units Issued	Units Redeemed	Net Units Issued (Redeemed)	Units Issued	Units Redeemed	Net Units Issued (Redeemed)

ING Partners, Inc. (continued):
ING Fidelity® VIP Mid Cap Portfolio - Service Class	135	—	135	—	—	—
ING Fundamental Research Portfolio - Initial Class	297,428	8,565	288,863	—	—	—
ING JPMorgan Fleming International Portfolio - Initial Class	169,393	166,645	2,748	—	—	—
ING JPMorgan Mid Cap Value Portfolio - Initial Class	207,324	70,889	136,435	135,423	6,137	129,286
ING JPMorgan Mid Cap Value Portfolio - Service Class	915	—	915	—	—	—
ING OpCap Balanced Value Portfolio - Initial Class	6,745	2,187	4,558	—	—	—
ING Oppenheimer Global Portfolio - Initial Class	3,463,717	336,643	3,127,074	27,993	4,507	23,486
ING Oppenheimer Global Portfolio - Service Class	743	297	446	—	—	—
ING PIMCO Total Return Portfolio - Initial Class	194,371	34,284	160,087	146,371	82,190	64,181
ING PIMCO Total Return Portfolio - Service Class	199	83	116	—	—	—
ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	5,376	4,597	779	—	—	—
ING Salomon Brothers Large Cap Growth Portfolio - Initial Class	5,606	15	5,591	—	—	—
ING Solution 2025 Portfolio - Service Class	240	—	240	—	—	—
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	3,279,467	231,009	3,048,458	—	—	—
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	635	307	328	—	—	—
ING T. Rowe Price Growth Equity Portfolio - Initial Class	75,015	14,204	60,811	85,446	16,383	69,063
ING T. Rowe Price Growth Equity Portfolio - Service Class	679	93	586	—	—	—
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	6,332	4,771	1,561	—	—	—
ING Van Kampen Comstock Portfolio - Initial Class	164,587	18,084	146,503	149,344	38,722	110,622
ING Van Kampen Comstock Portfolio - Service Class	194	93	101	—	—	—
ING Van Kampen Equity and Income Portfolio - Initial Class	29,521	777	28,744	—	—	—
ING Van Kampen Equity and Income Portfolio - Service Class	1,449	121	1,328	—	—	—
ING Strategic Allocation Portfolio, Inc.:		—
ING VP Strategic Allocation Balanced Portfolio - Class I	49,662	21,090	28,572	175,992	123,215	52,777
ING VP Strategic Allocation Growth Portfolio - Class I	41,320	4,422	36,898	14,335	1,956	12,379
ING VP Strategic Allocation Income Portfolio - Class I	13,836	27,668	(13,832)	96,132	69,900	26,232

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Year Ending December 31
	2005			2004

	Units Issued	Units Redeemed	Net Units Issued (Redeemed)	Units Issued	Units Redeemed	Net Units Issued (Redeemed)

ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	25,323	26,689	(1,366)	13,614	5,342	8,272
ING VP Index Plus LargeCap Portfolio - Class I	66,319	19,846	46,473	100,471	40,295	60,176
ING VP Index Plus MidCap Portfolio - Class I	419,200	88,202	330,998	161,255	36,867	124,388
ING VP Index Plus SmallCap Portfolio - Class I	346,093	99,883	246,210	140,270	47,629	92,641
ING VP Small Company Portfolio - Class I	29	—	29	—	—	—
ING VP Value Opportunity Portfolio - Class I	102,326	1,011	101,315	—	—	—
ING Variable Products Trust:
ING VP Disciplined LargeCap Portfolio - Class I	15,216	585,652	(570,436)	142,131	145,750	(3,619)
ING VP Financial Services Portfolio - Class I	5,515	1,332	4,183	3,652	225	3,427
ING VP High Yield Bond Portfolio - Class I	785,362	1,568,742	(783,380)	991,021	1,065,470	(74,449)
ING VP International Value Portfolio - Class I	836,381	886,368	(49,987)	665,007	387,712	277,295
ING VP MagnaCap Portfolio - Class I	16,314	140,880	(124,566)	20,761	25,395	(4,634)
ING VP MidCap Opportunities Portfolio - Class I	152,217	869,855	(717,638)	6,333,364	637,164	5,696,200
ING VP Real Estate Portfolio - Class I	147,720	59,572	88,148	93,185	24,524	68,661
ING VP SmallCap Opportunities Portfolio - Class I	14,926	168,757	(153,831)	38,273	170,975	(132,702)
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	3,006	1	3,005	—	—	—
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	5,217	2,855	2,362	—	—	—
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	3,399	3,399	—	—	—	—
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	570,511	332,062	238,449	99,261	19,818	79,443
Janus Aspen Series:
Janus Aspen Series International Growth Portfolio - Institutional Shares	802,874	1,016,497	(213,623)	639,640	634,052	5,588
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	6,677	2,408,119	(2,401,442)	66,602	423,545	(356,943)
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	6,300	2,357,262	(2,350,962)	52,847	254,346	(201,499)
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	97,938	4,461,472	(4,363,534)	—	—	—

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Year Ending December 31
	2005			2004

	Units Issued	Units Redeemed	Net Units Issued (Redeemed)	Units Issued	Units Redeemed	Net Units Issued (Redeemed)

Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	17,078	3,832	13,246	—	—	—
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	45,045	3,924	41,121	—	—	—
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond Portfolio® - Class I	218,712	218,505	207	83,551	197,011	(113,460)
Neuberger Berman AMT Partners Portfolio® - Class I	494,631	468,998	25,633	168,671	157,972	10,699
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	48,205	34,195	14,010	50,657	18,416	32,241
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA	436	211	225	—	—	—
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Admin Class	173,917	75,776	98,141	164,492	92,952	71,540
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	4,559	61	4,498	—	—	—
Pioneer High Yield VCT Portfolio - Class I	210,846	300,081	(89,235)	234,238	53,238	181,000
Premier VIT:
Premier VIT OpCap Equity Portfolio	195,741	211,904	(16,163)	72,625	153,467	(80,842)
Premier VIT OpCap Global Equity Portfolio	137,484	70,123	67,361	120,148	40,332	79,816
Premier VIT OpCap Managed Portfolio	202,154	414,126	(211,972)	606,947	1,236,618	(629,671)
Premier VIT OpCap Small Cap Portfolio	149,628	464,047	(314,419)	317,846	283,986	33,860
Wanger Advisors Trust:
Wanger Select	81,560	61,089	20,471	90,021	1,671	88,350
Wanger U.S. Smaller Companies	107,610	40,524	67,086	37,943	1,483	36,460

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

7.	Unit Summary

Division/Contract	Units Outstanding	Unit Value	Extended Value

AIM V.I. Demographic Trends Fund - Series I Shares	717,337.382	$5.31	$3,809,061

Alger American Growth Portfolio - Class O	2,261,969.056	$19.75	$44,673,889

Alger American Leveraged AllCap Portfolio - Class O	1,326,596.783	$23.42	$31,068,897

Alger American MidCap Growth Portfolio - Class O Annuity contracts in payout			$1,465
	1,447,913.971	$25.09	36,328,162

			$36,329,627

Alger American Small Capitalization Portfolio - Class O	1,151,544.512	$12.06	$13,887,627

Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	98,400.008	$17.49	$1,721,016

Fidelity® VIP Asset Manager: Growth® Portfolio - Initial Class	918,585.098	$17.09	$15,698,619

Fidelity® VIP Contrafund® Portfolio - Initial Class	3,608,230.134	$28.04	$101,174,773

Fidelity® VIP Equity-Income Portfolio - Initial Class Annuity contracts in payout			$1,428
	3,055,590.685	$21.32	65,145,193

			$65,146,621

Fidelity® VIP Growth Opportunities Portfolio - Initial Class	306,950.378	$7.76	$2,381,935

Fidelity® VIP Growth Portfolio - Initial Class	2,556,633.529	$17.26	$44,127,495

Fidelity® VIP Index 500 Portfolio - Initial Class	5,734,831.858	$21.41	$122,782,750

Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	1,791,725.508	$13.46	$24,116,625

Fidelity® VIP Money Market Portfolio - Initial Class Annuity contracts in payout			$105,132
	1,016,753.312	$12.82	13,034,777

			$13,139,909

Fidelity® VIP Overseas Portfolio - Initial Class	52,201.633	$17.95	$937,019

Franklin Small Cap Value Securities Fund - Class 2	23,199.048	$10.97	$254,494

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING VP Balanced Portfolio - Class I	3,005.740	$10.64	$31,981

ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	731.779	$12.72	$9,308

ING FMRSM Diversified Mid Cap Portfolio - Service Class	2,689.061	$12.03	$32,349

ING JPMorgan Emerging Markets Equity Portfolio - Service Class	127,851.939	$13.69	$1,750,293

ING JPMorgan Small Cap Equity Portfolio - Institutional Class	6,711.733	$11.50	$77,185

ING Julius Baer Foreign Portfolio - Service Class	248,784.327	$13.28	$3,303,856

ING Julius Baer Foreign Portfolio - Service 2 Class	555.267	$11.65	$6,469

ING Legg Mason Value Portfolio - Institutional Class	55,371.188	$11.50	$636,769

ING Limited Maturity Bond Portfolio - Service Class	5,824.652	$10.03	$58,421

ING Liquid Assets Portfolio - Institutional Class	142,410.397	$10.13	$1,442,617

ING Marsico Growth Portfolio - Service Class	24,050.570	$11.48	$276,101

ING Marsico Growth Portfolio - Service 2 Class	445.425	$10.87	$4,842

ING Marsico International Opportunities Portfolio - Institutional Class	12,685.176	$12.44	$157,804

ING MFS Total Return Portfolio - Service Class	468,412.212	$12.54	$5,873,889

ING Pioneer Fund Portfolio - Service Class	17.446	$10.98	$192

ING Pioneer Mid Cap Value Portfolio - Service Class	4,589.082	$10.90	$50,021

ING Stock Index Portfolio - Institutional Class	2,319.649	$10.46	$24,264

ING T. Rowe Price Capital Appreciation Portfolio - Service Class	198,481.823	$11.01	$2,185,285

ING T. Rowe Price Equity Income Portfolio - Service Class	311,284.068	$14.12	$4,395,331

ING T. Rowe Price Equity Income Portfolio - Service 2 Class	1,060.328	$10.35	$10,974

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Van Kampen Growth and Income Portfolio - Service Class	12,931.208	$11.13	$143,924

ING American Century Large Company Value Portfolio - Initial Class	4,108.215	$10.63	$43,670

ING American Century Select Portfolio - Initial Class	2,278,611.298	$10.43	$23,765,916

ING American Century Small Cap Value Portfolio - Initial Class	86,050.596	$17.11	$1,472,326

ING American Century Small Cap Value Portfolio - Service Class	363.800	$11.00	$4,002

ING Baron Small Cap Growth Portfolio - Initial Class	110,338.101	$17.75	$1,958,501

ING Baron Small Cap Growth Portfolio - Service Class	45.406	$10.66	$484

ING Davis Venture Value Portfolio - Initial Class	3,065.020	$11.05	$33,868

ING Fidelity® VIP Contrafund® Portfolio - Service Class	869.285	$11.63	$10,110

ING Fidelity® VIP Equity-Income Portfolio - Service Class	583.764	$10.55	$6,159

ING Fidelity® VIP Growth Portfolio - Service Class	11.704	$10.58	$124

ING Fidelity® VIP Mid Cap Portfolio - Service Class	135.277	$11.85	$1,603

ING Fundamental Research Portfolio - Initial Class	288,863.376	$11.04	$3,189,052

ING JPMorgan Fleming International Portfolio - Initial Class	2,748.601	$11.21	$30,812

ING JPMorgan Mid Cap Value Portfolio - Initial Class	312,965.987	$16.46	$5,151,420

ING JPMorgan Mid Cap Value Portfolio - Service Class	914.809	$10.86	$9,935

ING OpCap Balanced Value Portfolio - Initial Class	4,557.882	$10.79	$49,180

ING Oppenheimer Global Portfolio - Initial Class Annuity contracts in payout			$2,915
	3,170,562.052	$16.78	53,202,031

			$53,204,946

ING Oppenheimer Global Portfolio - Service Class	446.374	$11.61	$5,182

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING PIMCO Total Return Portfolio - Initial Class	289,177.062	$10.80	$3,123,112

ING PIMCO Total Return Portfolio - Service Class	115.857	$10.07	$1,167

ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	779.400	$11.93	$9,298

ING Salomon Brothers Large Cap Growth Portfolio - Initial Class	5,591.047	$11.43	$63,906

ING Solution 2025 Portfolio - Service Class	240.326	$10.90	$2,620

ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	3,048,457.813	$11.11	$33,868,366

ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	328.014	$11.03	$3,618

ING T. Rowe Price Growth Equity Portfolio - Initial Class	171,610.656	$14.50	$2,488,355

ING T. Rowe Price Growth Equity Portfolio - Service Class	585.920	$10.64	$6,234

ING UBS U.S. Large Cap Equity Portfolio - Initial Class	1,560.781	$11.24	$17,543

ING Van Kampen Comstock Portfolio - Initial Class	291,792.971	$15.04	$4,388,566

ING Van Kampen Comstock Portfolio - Service Class	100.527	$10.41	$1,046

ING Van Kampen Equity and Income Portfolio - Initial Class	28,744.168	$10.89	$313,024

ING Van Kampen Equity and Income Portfolio - Service Class	1,327.862	$10.76	$14,288

ING VP Strategic Allocation Balanced Portfolio - Class I	94,671.528	$13.20	$1,249,664

ING VP Strategic Allocation Growth Portfolio - Class I	51,526.509	$14.12	$727,554

ING VP Strategic Allocation Income Portfolio - Class I	32,694.900	$12.24	$400,186

ING VP Global Science and Technology Portfolio - Class I	6,905.944	$11.78	$81,352

ING VP Index Plus LargeCap Portfolio - Class I	130,910.178	$13.96	$1,827,506

ING VP Index Plus MidCap Portfolio - Class I	494,201.092	$16.39	$8,099,956

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING VP Index Plus SmallCap Portfolio - Class I	359,202.183	$16.99	$6,102,845

ING VP Small Company Portfolio - Class I	29.498	$11.30	$333

ING VP Value Opportunity Portfolio - Class I	101,314.864	$10.66	$1,080,016

ING VP Financial Services Portfolio - Class I	7,609.531	$11.80	$89,792

ING VP High Yield Bond Portfolio - Class I	547,436.560	$10.01	$5,479,840

ING VP International Value Portfolio - Class I	1,315,803.687	$20.36	$26,789,763

ING VP MidCap Opportunities Portfolio - Class I	5,263,838.453	$7.00	$36,846,869

ING VP Real Estate Portfolio - Class I	156,809.282	$15.39	$2,413,295

ING VP SmallCap Opportunities Portfolio - Class I	926,945.722	$22.60	$20,948,973

ING VP Balanced Portfolio - Class I	3,005.460	$10.64	$31,978

ING VP Intermediate Bond Portfolio - Class I	2,361.580	$10.14	$23,946

ING VP Natural Resources Trust	317,891.771	$16.74	$5,321,508

Janus Aspen Series International Growth Portfolio - Institutional Shares	1,271,808.556	$18.64	$23,706,511

Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	13,246.367	$10.38	$137,497

Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	41,120.951	$10.91	$448,630

Neuberger Berman AMT Limited Maturity Bond Portfolio® - Class I	982,127.631	$12.37	$12,148,919

Neuberger Berman AMT Partners Portfolio - Class I	1,415,415.696	$14.47	$20,481,065

Neuberger Berman AMT Socially Responsive Portfolio® - Class I	236,178.282	$13.77	$3,252,175

Oppenheimer Main Street Small Cap Fund®/VA	225.440	$11.28	$2,543

PIMCO Real Return Portfolio - Admin Class	169,680.980	$10.84	$1,839,342

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

Pioneer Equity Income VCT Portfolio - Class I	4,498.473	$10.57	$47,549

Pioneer High Yield VCT Portfolio - Class I	91,765.187	$10.69	$980,970

Premier VIT OpCap Equity Portfolio	431,165.997	$13.50	$5,820,741

Premier VIT OpCap Global Equity Portfolio	451,227.936	$14.31	$6,457,072

Premier VIT OpCap Managed Portfolio	1,338,148.435	$12.48	$16,700,092

Premier VIT OpCap Small Cap Portfolio	1,460,242.330	$16.77	$24,488,264

Wanger Select	108,821.233	$12.42	$1,351,560

Wanger U.S. Smaller Companies	103,548.088	$12.68	$1,312,990

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

8.	Financial Highlights

A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, follows:

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

AIM V.I. Demographic Trends Fund - Series I Shares
2005	717	$5.31	$3,809	—%	1.40%	4.73%
2004	1,339	$5.07	6,791	—	1.40%	6.74%
2003	1,338	$4.75	6,357	—	1.40%	35.71%
2002	894	$3.50	3,129	—	1.40%	-33.21%
2001	1,286	$5.24	6,741	—	1.40%	-32.87%
Alger American Growth Portfolio - Class O
2005	2,262	$19.75	44,672	0.23	1.40%	10.46%
2004	2,817	$17.88	50,370	—	1.40%	4.01%
2003	3,115	$17.19	53,542	—	1.40%	33.26%
2002	3,121	$12.90	40,255	0.04	1.40%	-33.91%
2001	3,504	$19.52	68,389	(23.00)	1.40%	-13.05%
Alger American Leveraged AllCap Portfolio - Class O
2005	1,327	$23.42	31,068	—	1.40%	12.87%
2004	1,577	$20.75	32,718	—	1.40%	6.68%
2003	1,759	$19.45	34,205	—	1.40%	32.86%
2002	1,825	$14.64	26,713	0.01	1.40%	-34.85%
2001	2,084	$22.47	46,833	—	1.40%	-17.11%
Alger American MidCap Growth Portfolio - Class O
2005	1,448	$25.09	36,329	—	1.40%	8.33%
2004	1,708	$23.16	39,562	—	1.40%	11.45%
2003	1,839	$20.78	38,212	—	1.40%	45.72%
2002	1,597	$14.26	22,771	—	1.40%	-30.51%
2001	1,366	$20.52	28,036	—	1.40%	-7.83%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

Alger American Small Capitalization Portfolio - Class O
2005	1,152	$12.06	$13,887	—%	1.40%	15.30%
2004	1,297	$10.46	13,567	—	1.40%	14.95%
2003	1,524	$9.10	13,873	—	1.40%	40.43%
2002	1,463	$6.48	9,480	—	1.40%	-27.27%
2001	1,442	$8.91	12,855	(0.05)	1.40%	-30.50%
Fidelity® VIP Asset Manager SM Portfolio - Initial Class
2005	98	$17.49	1,721	2.73	1.40%	2.58%
2004	115	$17.05	1,962	2.88	1.40%	4.03%
2003	139	$16.39	2,279	3.72	1.40%	16.32%
2002	193	$14.09	2,725	4.30	1.40%	-10.03%
2001	258	$15.66	4,046	(4.54)	1.40%	-5.45%
Fidelity® VIP Asset Manager: Growth® Portfolio - Initial Class
2005	919	$17.09	15,698	2.45	1.40%	2.46%
2004	1,143	$16.68	19,066	2.32	1.40%	4.51%
2003	1,210	$15.96	19,314	2.75	1.40%	21.65%
2002	1,218	$13.12	15,979	2.59	1.40%	-16.70%
2001	1,101	$15.75	17,351	(2.90)	1.40%	-8.69%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2005	3,608	$28.04	101,171	0.28	1.40%	15.30%
2004	3,604	$24.32	87,638	0.32	1.40%	13.86%
2003	3,473	$21.36	74,188	0.42	1.40%	26.69%
2002	3,240	$16.86	54,623	0.84	1.40%	-10.60%
2001	3,526	$18.86	66,502	(0.81)	1.40%	-13.47%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2005	3,056	$21.32	65,144	1.63	1.40%	4.41%
2004	3,310	$20.42	67,588	1.47	1.40%	9.96%
2003	3,213	$18.57	59,666	1.56	1.40%	28.51%
2002	2,751	$14.45	39,755	1.60	1.40%	-18.08%
2001	2,447	$17.64	43,165	(1.58)	1.40%	-6.29%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

Fidelity® VIP Growth Opportunities Portfolio - Initial Class
2005	307	$7.76	$2,382	0.89%	1.40%	7.33%
2004	332	$7.23	2,402	0.51	1.40%	5.70%
2003	342	$6.84	2,339	0.67	1.40%	28.09%
2002	289	$5.34	1,546	1.04	1.40%	-22.94%
2001	343	$6.93	2,375	(0.38)	1.40%	-15.62%
Fidelity® VIP Growth Portfolio - Initial Class
2005	2,557	$17.26	44,125	0.50	1.40%	4.29%
2004	2,983	$16.55	49,364	0.26	1.40%	1.97%
2003	3,196	$16.23	51,875	0.26	1.40%	30.99%
2002	3,335	$12.39	41,316	0.24	1.40%	-31.09%
2001	3,334	$17.98	59,933	(0.08)	1.40%	-18.80%
Fidelity® VIP Index 500 Portfolio - Initial Class
2005	5,735	$21.41	122,778	1.76	1.40%	3.38%
2004	6,284	$20.71	130,148	1.27	1.40%	9.11%
2003	6,480	$18.98	122,998	1.38	1.40%	26.62%
2002	6,274	$14.99	94,053	1.26	1.40%	-23.32%
2001	6,126	$19.55	119,788	(1.13)	1.40%	-13.33%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2005	1,792	$13.46	24,116	3.66	1.40%	0.75%
2004	1,902	$13.36	25,415	4.12	1.40%	3.01%
2003	1,946	$12.97	25,245	5.64	1.40%	3.76%
2002	2,005	$12.50	25,056	3.06	1.40%	8.79%
2001	1,203	$11.49	13,815	(3.42)	1.40%	6.95%
Fidelity® VIP Money Market Portfolio - Initial Class
2005	1,017	$12.82	13,139	2.99	1.40%	1.58%
2004	1,120	$12.62	14,311	1.15	1.40%	-0.16%
2003	1,566	$12.64	20,008	1.20	1.40%	-0.39%
2002	4,122	$12.69	52,518	1.65	1.40%	0.24%
2001	2,258	$12.66	28,819	(3.91)	1.40%	2.74%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

Fidelity® VIP Overseas Portfolio - Initial Class
2005	52	$17.95	$937	0.66%	1.40%	17.40%
2004	68	$15.29	1,036	1.21	1.40%	12.01%
2003	82	$13.65	1,113	0.79	1.40%	41.45%
2002	94	$9.65	906	0.80	1.40%	-21.42%
2001	113	$12.28	1,383	(5.60)	1.40%	-17.02%
Franklin Small Cap Value Securities Fund - Class 2
2005	23	$10.97	254	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
2005	1	$12.72	9	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d )
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING FMRSM Diversified Mid Cap Portfolio - Service Class
2005	3	$12.03	32	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class
2005	128	$13.69	1,750	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(e)
2003	(d)	(d)	(d)	(d)	(d)	(e)
2002	(d)	(d)	(d)	(d)	(d)	(e)
2001	(d)	(d)	(d)	(d)	(d)	(e)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

ING JPMorgan Small Cap Equity Portfolio - Institutional Class
2005	7	$11.50	$77	(d)%	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(e)
2003	(d)	(d)	(d)	(d)	(d)	(e)
2002	(d)	(d)	(d)	(d)	(d)	(e)
2001	(d)	(d)	(d)	(d)	(d)	(e)
ING Julius Baer Foreign Portfolio - Service Class
2005	249	$13.28	3,304	0.06	1.40%	13.80%
2004	169	$11.67	1,968	(c)	1.40%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING Julius Baer Foreign Portfolio - Service 2 Class
2005	1	$11.65	6	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(e)
2003	(d)	(d)	(d)	(d)	(d)	(e)
2002	(d)	(d)	(d)	(d)	(d)	(e)
2001	(d)	(d)	(d)	(d)	(d)	(e)
ING Legg Mason Value Portfolio - Institutional Class
2005	55	$11.50	637	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING Limited Maturity Bond Portfolio - Service Class
2005	6	$10.03	58	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

ING Liquid Assets Portfolio - Institutional Class
2005	142	$10.13	$1,443	(d)%	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING Marsico Growth Portfolio - Service Class
2005	24	$11.48	276	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING Marsico Growth Portfolio - Service 2 Class
2005	—	$10.87	5	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING Marsico International Opportunities Portfolio - Institutional Class
2005	13	$12.44	158	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING MFS Total Return Portfolio - Service Class
2005	468	$12.54	5,874	2.64	1.40%	1.46%
2004	270	$12.36	3,342	2.94	1.40%	9.57%
2003	35	$11.28	396	(b)	1.40%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division	Units (000’s)		Unit Fair Value	Net Assets (000’s)		Investment Income RatioA		Expense RatioB		Total ReturnC

ING Pioneer Fund Portfolio - Service Class
2005	—		$10.98	$—		(d	) %	1.40%		(d	)
2004	(d	)	(d)	(d	)	(d	)	(e	)	(d	)
2003	(d	)	(d)	(d	)	(d	)	(e	)	(d	)
2002	(d	)	(d)	(d	)	(d	)	(e	)	(d	)
2001	(d	)	(d)	(d	)	(d	)	(e	)	(d	)
ING Pioneer Mid Cap Value Portfolio - Service Class
2005	5		$10.90	50		(d	)	1.40%		(d	)
2004	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2003	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2002	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2001	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
ING Stock Index Portfolio - Institutional Class
2005	2		$10.46	24		(d	)	1.40%		(d	)
2004	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2003	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2002	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2001	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
2005	198		$11.01	2,185		(d	)	1.40%		(d	)
2004	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2003	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2002	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2001	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
ING T. Rowe Price Equity Income Portfolio - Service Class
2005	311		$14.12	4,395		1.20		1.40%		2.47%
2004	235		$13.78	3,232		1.38		1.40%		13.32%
2003	45		$12.16	549		(b	)	1.40%		(b	)
2002	(b	)	(b)	(b	)	(b	)	(b	)	(b	)
2001	(b	)	(b)	(b	)	(b	)	(b	)	(b	)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division	Units (000’s)		Unit Fair Value	Net Assets (000’s)		Investment Income RatioA		Expense RatioB		Total ReturnC

ING T. Rowe Price Equity Income Portfolio - Service 2 Class
2005	1		$10.35	$11		(d	) %	1.40%		(d	)
2004	(d	)	(d)	(d	)	(d	)	(e	)	(d	)
2003	(d	)	(d)	(d	)	(d	)	(e	)	(d	)
2002	(d	)	(d)	(d	)	(d	)	(e	)	(d	)
2001	(d	)	(d)	(d	)	(d	)	(e	)	(d	)
ING Van Kampen Growth and Income Portfolio - Service Class
2005	13		$11.13	144		(d	)	1.40%		(d	)
2004	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2003	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2002	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2001	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
ING American Century Large Company Value Portfolio - Initial Class
2005	4		$10.63	44		(d	)	1.40%		(d	)
2004	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2003	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2002	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2001	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
ING American Century Select Portfolio - Initial Class
2005	2,279		$10.43	23,765		(d	)	1.40%		(d	)
2004	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2003	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2002	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2001	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
ING American Century Small Cap Value Portfolio - Initial Class
2005	86		$17.11	1,472		0.47		1.40%		6.67%
2004	66		$16.04	1,059		0.31		1.40%		19.88%
2003	18		$13.00	240		4.98		1.40%		33.93%
2002	—		$10.00	1		(b	)	1.40%		(b	)
2001	(b	)	(b)	(b	)	(b	)	(b	)	(b	)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division	Units (000’s)		Unit Fair Value	Net Assets (000’s)		Investment Income RatioA		Expense RatioB		Total ReturnC

ING American Century Small Cap Value Portfolio - Service Class
2005	—		$11.00	$4		(d	) %	1.40%		(d	)
2004	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2003	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2002	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2001	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
ING Baron Small Cap Growth Portfolio - Initial Class
2005	110		$17.75	1,959		—		1.40%		6.10%
2004	51		$16.73	856		—		1.40%		26.55%
2003	25		$13.22	333		—		1.40%		31.94%
2002	—		$10.02	1		(a	)	1.40%		(a	)
2001	(a	)	(a)	(a	)	(a	)	(a	)	(a	)
ING Baron Small Cap Growth Portfolio - Service Class
2005	—		$10.66	—		(d	)	1.40%		(d	)
2004	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2003	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2002	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2001	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
ING Davis Venture Value Portfolio - Initial Class
2005	3		$11.05	34		(d	)	1.40%		(d	)
2004	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2003	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2002	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2001	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
ING Fidelity® VIP Contrafund® Portfolio - Service Class
2005	1		$11.63	10		(d	)	1.40%		(d	)
2004	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2003	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2002	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2001	(d	)	(d)	(d	)	(d	)	(d	)	(d	)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division	Units (000’s)		Unit Fair Value	Net Assets (000’s)		Investment Income RatioA		Expense RatioB		Total ReturnC

ING Fidelity® VIP Equity-Income Portfolio - Service Class
2005	1		$10.55	$6		(d	) %	1.40%		(d	)
2004	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2003	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2002	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2001	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
ING Fidelity® VIP Growth Portfolio - Service Class
2005	—		$10.58	—		(d	)	1.40%		(d	)
2004	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2003	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2002	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2001	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
ING Fidelity® VIP Mid Cap Portfolio - Service Class
2005	—		$11.85	2		(d	)	1.40%		(d	)
2004	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2003	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2002	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2001	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
ING Fundamental Research Portfolio - Initial Class
2005	289		$11.04	3,189		(d	)	1.40%		(d	)
2004	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2003	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2002	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2001	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
ING JPMorgan Fleming International Portfolio - Initial Class
2005	3		$11.21	31		(d	)	1.40%		(d	)
2004	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2003	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2002	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2001	(d	)	(d)	(d	)	(d	)	(d	)	(d	)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division	Units (000’s)		Unit Fair Value	Net Assets (000’s)		Investment Income RatioA		Expense RatioB		Total ReturnC

ING JPMorgan Mid Cap Value Portfolio - Initial Class
2005	313		$16.46	$5,151		0.66%		1.40%		7.16%
2004	177		$15.36	2,712		0.42		1.40%		19.25%
2003	47		$12.88	609		(b	)	1.40%		(b	)
2002	(b	)	(b)	(b	)	(b	)	(b	)	(b	)
2001	(b	)	(b)	(b	)	(b	)	(b	)	(b	)
ING JPMorgan Mid Cap Value Portfolio - Service Class
2005	1		$10.86	10		(d	)	1.40%		(d	)
2004	(d	)	(d)	(d	)	(d	)	(e	)	(d	)
2003	(d	)	(d)	(d	)	(d	)	(e	)	(d	)
2002	(d	)	(d)	(d	)	(d	)	(e	)	(d	)
2001	(d	)	(d)	(d	)	(d	)	(e	)	(d	)
ING OpCap Balanced Value Portfolio - Initial Class
2005	5		$10.79	49		(d	)	1.40%		(d	)
2004	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2003	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2002	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2001	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
ING Oppenheimer Global Portfolio - Initial Class
2005	3,171		$16.78	53,203		1.63		1.40%		12.02%
2004	43		$14.98	651		—		1.40%		13.66%
2003	20		$13.18	264		(b	)	1.40%		(b	)
2002	(b	)	(b)	(b	)	(b	)	(b	)	(b	)
2001	(b	)	(b)	(b	)	(b	)	(b	)	(b	)
ING Oppenheimer Global Portfolio - Service Class
2005	—		$11.61	5		(d	)	1.40%		(d	)
2004	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2003	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2002	(d	)	(d)	(d	)	(d	)	(d	)	(d	)
2001	(d	)	(d)	(d	)	(d	)	(d	)	(d	)

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

ING PIMCO Total Return Portfolio - Initial Class
2005	289	$10.80	$3,123	1.80%	1.40%	0.93%
2004	129	$10.70	1,381	—	1.40%	3.18%
2003	65	$10.37	673	(b)	1.40%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING PIMCO Total Return Portfolio - Service Class
2005	—	$10.07	1	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING Salomon Brothers Aggressive Growth Portfolio - Initial Class
2005	1	$11.93	9	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING Salomon Brothers Large Cap Growth Portfolio - Initial Class
2005	6	$11.43	64	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING Solution 2025 Portfolio - Service Class
2005	—	$10.90	3	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2005	3,048	$11.11	$33,867	(d)%	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2005	—	$11.03	4	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING T. Rowe Price Growth Equity Portfolio - Initial Class
2005	172	$14.50	2,488	0.50	1.40%	4.69%
2004	111	$13.85	1,535	0.19	1.40%	8.46%
2003	42	$12.77	533	(b)	1.40%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING T. Rowe Price Growth Equity Portfolio - Service Class
2005	1	$10.64	6	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
2005	2	$11.24	17	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

ING Van Kampen Comstock Portfolio - Initial Class
2005	292	$15.04	$4,389	0.71%	1.40%	2.31%
2004	145	$14.70	2,136	—	1.40%	15.20%
2003	35	$12.76	442	4.51	1.40%	28.11%
2002	—	$9.96	1	(a)	1.40%	(a)
2001	(a)	(a)	(a)	(a)	(a)	(a)
ING Van Kampen Comstock Portfolio - Service Class
2005	—	$10.41	1	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING Van Kampen Equity and Income Portfolio - Initial Class
2005	29	$10.89	313	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING Van Kampen Equity and Income Portfolio - Service Class
2005	1	$10.76	14	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Strategic Allocation Balanced Portfolio - Class I
2005	95	$13.20	1,250	1.41	1.40%	3.21%
2004	66	$12.79	845	1.20	1.40%	8.76%
2003	13	$11.76	157	(b)	1.40%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA		Expense RatioB	Total ReturnC

ING VP Strategic Allocation Growth Portfolio - Class I
2005	52	$14.12	$728	1.15%		1.40%	4.75%
2004	15	$13.48	197	0.89		1.40%	10.40%
2003	2	$12.21	27	(b	)	1.40%	(b)
2002	(b)	(b)	(b)	(b	)	(b)	(b)
2001	(b)	(b)	(b)	(b	)	(b)	(b)
ING VP Strategic Allocation Income Portfolio - Class I
2005	33	$12.24	400	1.52		1.40%	2.34%
2004	47	$11.96	556	4.85		1.40%	6.50%
2003	20	$11.23	228	(b)		1.40%	(b)
2002	(b)	(b)	(b)	(b)		(b)	(b)
2001	(b)	(b)	(b)	(b)		(b)	(b)
ING VP Global Science and Technology Portfolio - Class I
2005	7	$11.78	81	—		1.40%	10.20%
2004	8	$10.69	88	(c)		1.40%	(c)
2003	(c)	(c)	(c)	(c)		(c)	(c)
2002	(c)	(c)	(c)	(c)		(c)	(c)
2001	(c)	(c)	(c)	(c)		(c)	(c)
ING VP Index Plus LargeCap Portfolio - Class I
2005	131	$13.96	1,828	1.35		1.40%	3.95%
2004	84	$13.43	1,134	1.12		1.40%	9.01%
2003	24	$12.32	299	(b)		1.40%	(b)
2002	(b)	(b)	(b)	(b)		(b)	(b)
2001	(b)	(b)	(b)	(b)		(b)	(b)
ING VP Index Plus MidCap Portfolio - Class I
2005	494	$16.39	8,100	0.42		1.40%	9.63%
2004	163	$14.95	2,440	0.34		1.40%	14.91%
2003	39	$13.01	505	(b)		1.40%	(b)
2002	(b)	(b)	(b)	(b)		(b)	(b)
2001	(b)	(b)	(b)	(b)		(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

ING VP Index Plus SmallCap Portfolio - Class I
2005	359	$16.99	$6,103	0.29%	1.40%	6.12%
2004	113	$16.01	1,809	0.19	1.40%	20.38%
2003	20	$13.30	271	(b)	1.40%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Small Company Portfolio - Class I
2005	—	$11.30	—	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Value Opportunity Portfolio - Class I
2005	101	$10.66	1,080	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Financial Services Portfolio - Class I
2005	8	$11.80	90	0.71	1.40%	6.21%
2004	3	$11.11	38	(c)	1.40%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING VP High Yield Bond Portfolio - Class I
2005	547	$10.01	5,480	4.71	1.40%	—
2004	1,331	$10.01	13,321	4.09	1.40%	6.49%
2003	1,405	$9.40	13,210	7.10	1.40%	15.76%
2002	545	$8.12	4,422	6.62	1.40%	-2.52%
2001	612	$8.33	5,104	(9.58)	1.40%	-0.71%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

ING VP International Value Portfolio - Class I
2005	1,316	$20.36	$26,789	2.33%	1.40%	7.90%
2004	1,366	$18.87	25,772	1.19	1.40%	15.77%
2003	1,088	$16.30	17,742	1.46	1.40%	28.14%
2002	841	$12.72	10,693	0.87	1.40%	-16.54%
2001	1,008	$15.24	15,372	(1.55)	1.40%	-12.90%
ING VP MidCap Opportunities Portfolio - Class I
2005	5,264	$7.00	36,845	—	1.40%	8.70%
2004	5,981	$6.44	38,521	—	1.40%	10.09%
2003	285	$5.85	1,669	—	1.40%	34.79%
2002	236	$4.34	1,024	—	1.40%	-26.94%
2001	224	$5.94	1,330	—	1.40%	-33.86%
ING VP Real Estate Portfolio - Class I
2005	157	$15.39	2,413	2.94	1.40%	10.96%
2004	69	$13.87	952	(c)	1.40%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING VP SmallCap Opportunities Portfolio - Class I
2005	927	$22.60	20,948	—	1.40%	7.62%
2004	1,081	$21.00	22,696	—	1.40%	8.64%
2003	1,213	$19.33	23,457	—	1.40%	36.61%
2002	1,497	$14.15	21,178	—	1.40%	-44.36%
2001	1,566	$25.43	39,833	—	1.40%	-30.15%
ING VP Balanced Portfolio - Class I
2005	3	$10.64	32	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

ING VP Intermediate Bond Portfolio - Class I
2005	2	$10.14	$24	(d)%	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Natural Resources Trust
2005	318	$16.74	5,322	0.05	1.40%	40.79%
2004	79	$11.89	945	(c)	1.40%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
Janus Aspen Series International Growth Portfolio - Institutional Shares
2005	1,272	$18.64	23,706	1.09	1.40%	30.44%
2004	1,485	$14.29	21,227	0.90	1.40%	17.32%
2003	1,480	$12.18	18,025	2.43	1.40%	32.97%
2002	1,521	$9.16	13,930	0.80	1.40%	-26.60%
2001	1,550	$12.48	19,344	(1.02)	1.40%	-24.31%
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC
2005	13	$10.38	137	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
2005	41	$10.91	449	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I
2005	982	$12.37	$12,148	2.59%	1.40%	—
2004	982	$12.37	12,146	3.49	1.40%	-0.64%
2003	1,095	$12.45	13,637	4.49	1.40%	1.06%
2002	1,265	$12.32	15,582	4.05	1.40%	3.88%
2001	929	$11.86	11,025	(4.43)	1.40%	7.26%
Neuberger Berman AMT Partners Portfolio - Class I
2005	1,415	$14.47	20,480	1.03	1.40%	16.41%
2004	1,390	$12.43	17,275	0.01	1.40%	17.37%
2003	1,379	$10.59	14,605	—	1.40%	33.21%
2002	1,275	$7.95	10,137	0.51	1.40%	-25.21%
2001	1,295	$10.63	13,771	(0.39)	1.40%	-4.19%
Neuberger Berman AMT Socially Responsive Portfolio - Class I
2005	236	$13.77	3,252	—	1.40%	5.36%
2004	222	$13.07	2,904	—	1.40%	11.71%
2003	190	$11.70	2,222	—	1.40%	32.50%
2002	139	$8.83	1,231	—	1.40%	-15.90%
2001	85	$10.50	893	—	1.40%	-4.93%
Oppenheimer Main Street Small Cap Fund®/VA
2005	—	$11.28	3	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
PIMCO Real Return Portfolio - Admin Class
2005	170	$10.84	1,839	3.98	1.40%	0.65%
2004	72	$10.77	770	(c)	1.40%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

Pioneer Equity Income VCT Portfolio - Class I
2005	4	$10.57	$48	(d)%	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
Pioneer High Yield VCT Portfolio - Class I
2005	92	$10.69	981	2.95	1.40%	0.47%
2004	181	$10.64	1,926	(c)	1.40%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
Premier VIT OpCap Equity Portfolio
2005	431	$13.50	5,821	0.41	1.40%	5.55%
2004	447	$12.79	5,721	0.88	1.40%	10.35%
2003	528	$11.59	6,121	1.11	1.40%	26.81%
2002	417	$9.14	3,813	0.88	1.40%	-22.48%
2001	452	$11.79	5,331	(0.53)	1.40%	-8.32%
Premier VIT OpCap Global Equity Portfolio
2005	451	$14.31	6,457	0.31	1.40%	5.53%
2004	384	$13.56	5,205	0.47	1.40%	10.97%
2003	304	$12.22	3,716	0.47	1.40%	29.72%
2002	190	$9.42	1,785	0.41	1.40%	-18.58%
2001	147	$11.57	1,698	—	1.40%	-15.03%
Premier VIT OpCap Managed Portfolio
2005	1,338	$12.48	16,699	1.19	1.40%	3.83%
2004	1,550	$12.02	18,632	1.66	1.40%	9.17%
2003	2,180	$11.01	23,999	1.51	1.40%	20.07%
2002	1,736	$9.17	15,916	1.66	1.40%	-18.05%
2001	1,405	$11.19	15,718	(2.13)	1.40%	-6.24%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

Premier VIT OpCap Small Cap Portfolio
2005	1,460	$16.77	$24,487	—%	1.40%	-1.29%
2004	1,775	$16.99	30,151	0.04	1.40%	16.21%
2003	1,741	$14.62	25,450	0.04	1.40%	40.71%
2002	1,331	$10.39	13,832	0.06	1.40%	-22.75%
2001	926	$13.45	12,457	(0.59)	1.40%	6.82%
Wanger Select
2005	109	$12.42	1,352	—	1.40%	8.95%
2004	88	$11.40	1,007	(d)	1.40%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
Wanger U.S. Small Companies
2005	104	$12.68	1,313	—	1.40%	9.69%
2004	36	$11.56	421	(d)	1.40%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)

(a)	As this investment Division was not available until 2002, this data is not meaningful and is therefore not presented.
(b)	As this investment Division was not available until 2003, this data is not meaningful and is therefore not presented.
(c)	As this investment Division was not available until 2004, this data is not meaningful and is therefore not presented.
(d)	As this investment Division was not available until 2005, this data is not meaningful and is therefore not presented.

A

The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, as defined in Note 3.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities.

RELIASTAR LIFE INSURANCE COMPANY

Financial Statements - Statutory Basis

Years ended December 31, 2005 and 2004

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements - Statutory Basis

C1

Report of Independent Registered Public Accounting Firm

Board of Directors and Stockholder

ReliaStar Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of ReliaStar Life Insurance Company (the “Company,” an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc.), as of December 31, 2005 and 2004, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance (“Minnesota Division of Insurance”), which practices differ from United States generally accepted accounting principles. The variances between such practices and United States generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with United States generally accepted accounting principles, the financial position of ReliaStar Life Insurance Company at December 31, 2005 and 2004, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company at December 31, 2005 and 2004, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance.

/s/	Ernst & Young LLP

Atlanta, Georgia

March 31, 2006

RELIASTAR LIFE INSURANCE COMPANY

Balance Sheets - Statutory Basis

	December 31
	2005	2004
	(In Thousands)
Admitted assets
Cash and invested assets:
Bonds	$13,443,308	$12,704,457
Equity securities	53,281	51,751
Subsidiaries	286,170	312,928
Mortgage loans	2,216,503	2,231,587
Real estate, less accumulated depreciation (2005-$103,861; 2004-$99,733)	99,163	93,582
Contract loans	664,252	663,678
Other invested assets	393,768	310,879
Cash and short-term investments	182,231	181,389
Total cash and invested assets	17,338,676	16,550,251

Deferred and uncollected premiums, less loading (2005-$14,095; 2004-$20,953)	148,381	130,108
Accrued investment income	171,913	156,443
Reinsurance balances recoverable	153,332	164,607
Data processing equipment, less accumulated
depreciation (2005-$50,741; 2004-$52,805)	248	492
Indebtedness from related parties	24,125	5,706
Federal income tax recoverable (including $84,453 and $90,451 net deferred
tax assets at December 31, 2005 and 2004, respectively)	84,453	105,000
Separate account assets	4,078,427	4,386,414
Other assets	23,849	25,149
Total admitted assets	$22,023,404	$21,524,170

The accompanying notes are an integral part of these financial statements.

3

RELIASTAR LIFE INSURANCE COMPANY

Balance Sheets - Statutory Basis

	December 31
	2005	2004
	(In Thousands,
	except share amounts)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$12,777,909	$12,440,023
Accident and health reserves	1,179,674	1,162,954
Deposit type contracts	642,142	625,919
Policyholders’ funds	913	958
Dividends left on deposit	11	16
Dividends payable	12,555	12,575
Unpaid claims	418,142	410,469
Total policy and contract liabilities	15,031,346	14,652,914

Interest maintenance reserve	43,755	62,026
Accounts payable and accrued expenses	155,581	136,965
Reinsurance balances due	83,709	97,491
Federal income tax payable	33,863	-
Indebtedness to related parties	17,406	25,935
Contingency reserve	37,298	38,038
Asset valuation reserve	130,783	127,226
Borrowed money	573,175	576,613
Separate account transfers	(211,715)	(257,459)
Other liabilities	172,388	147,024
Separate account liabilities	4,075,675	4,378,905
Total liabilities	20,143,264	19,985,678

Capital and surplus:
Common stock: authorized 25,000,000 shares of $1.25 par value;
2,000,000 shares issued and outstanding	2,500	2,500
Preferred capital stock	100	100
Surplus note	100,000	100,000
Paid-in and contributed surplus	1,472,125	1,272,125
Unassigned surplus	305,515	163,867
Preferred capital stock, held in treasury	(100)	(100)
Total capital and surplus	1,880,140	1,538,492
Total liabilities and capital and surplus	$22,023,404	$21,524,170

The accompanying notes are an integral part of these financial statements.

4

RELIASTAR LIFE INSURANCE COMPANY

Statements of Operations - Statutory Basis

	Year ended December 31
	2005	2004
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$3,114,418	$3,313,755
Policy proceeds and dividends left on deposit	2,400	1,899
Net investment income	932,511	931,789
Amortization of interest maintenance reserve	12,027	4,496
Commissions, expense allowances and reserve adjustments
on reinsurance ceded	61,228	68,098
Miscellaneous income	161,776	172,511
Total premiums and other revenues	4,284,360	4,492,548

Benefits paid or provided:
Death benefits	900,400	847,563
Annuity benefits	120,306	142,637
Surrender benefits	1,926,257	1,522,230
Interest on policy or contract funds	19,507	28,685
Accident and health benefits	401,269	399,156
Other benefits	8,440	6,051
Increase in life, annuity and accident and health reserves	355,324	746,086
Net transfers from separate accounts	(454,724)	(200,390)
Total benefits paid or provided	3,276,779	3,492,018

Insurance expenses:
Commissions	309,210	346,012
General expenses	353,688	331,688
Insurance taxes, licenses and fees, excluding federal income taxes	48,873	43,363
Miscellaneous expenses	1,092	16,962
Total insurance expenses	712,863	738,025
Gain from operations before policyholder dividends, federal income
taxes and net realized capital losses	294,718	262,505
Dividends to policyholders	17,248	17,494
Gain from operations before federal income taxes
and net realized capital losses	277,470	245,011
Federal income tax expense	86,763	34,491
Gain from operations before net realized capital losses	190,707	210,520
Net realized capital losses	(8,193)	(24,997)
Net income	$182,514	$185,523

The accompanying notes are an integral part of these financial statements.

5

RELIASTAR LIFE INSURANCE COMPANY

Statements of Changes in Capital and Surplus - Statutory Basis

	Year ended December 31
	2005	2004
	(In Thousands)
Common stock:
Balance at beginning and end of year	$2,500	$2,500

Preferred capital stock less treasury stock:
Balance at beginning and end of year	-	-

Surplus note:
Balance at beginning and end of year	100,000	100,000

Paid-in and contributed surplus:
Balance at beginning of year	1,272,125	1,272,125
Capital contributions	200,000	-
Balance at end of year	1,472,125	1,272,125

Unassigned surplus:
Balance at beginning of year	163,867	193,877
Net income	182,514	185,523
Change in net unrealized capital gains and losses	4,633	26,860
Change in nonadmitted assets	(48,593)	(2,755)
Change in liability for reinsurance in unauthorized companies	4,563	7,016
Change in asset valuation reserve	(3,557)	(21,604)
Change in reserve on account of change in valuation basis	717	-
Other changes in surplus in separate account statement	9,810	1,078
Change in net deferred income tax	(2,930)	3,432
Change in surplus as a result of reinsurance	(1,999)	(2,237)
Dividends to stockholder	-	(220,000)
Additional minimum pension liability	(3,510)	(9,323)
Other changes	-	2,000
Balance at end of year	305,515	163,867
Total capital and surplus	$1,880,140	$1,538,492

The accompanying notes are an integral part of these financial statements.

6

RELIASTAR LIFE INSURANCE COMPANY

Statements of Cash Flows - Statutory Basis

	Year ended December 31
	2005	2004
	(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received, net of reinsurance paid	$3,091,025	$3,355,022
Net investment income received	979,664	1,007,258
Commission, expenses paid and miscellaneous expenses	(710,423)	(790,086)
Benefits paid	(3,360,175)	(2,921,144)
Net transfers from separate accounts	471,491	198,417
Dividends paid to policyholders	(17,274)	(20,220)
Federal income taxes paid	(42,765)	(102,973)
Other revenues	219,007	291,086
Net cash provided by operations	630,550	1,017,360
Investment activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	10,686,980	13,174,427
Stocks	10,324	3,014
Mortgage loans	505,453	261,420
Real estate	705	2,869
Other invested assets	38,239	40,585
Net loss on cash and short-term investments	(7,011)	(21,542)
Miscellaneous proceeds	10,662	38,761
Net proceeds from sales, maturities, or repayments of investments	11,245,352	13,499,534
Cost of investments acquired:
Bonds	11,504,307	13,867,680
Stocks	11,496	7,442
Mortgage loans	492,190	318,843
Real estate	9,978	713
Other invested assets	51,943	194,964
Miscellaneous applications	24,345	2,813
Total cost of investments acquired	12,094,259	14,392,455
Net change in contract loans	574	(7,563)
Net cash used in investment activities	(849,481)	(885,358)
Financing and miscellaneous activities
Cash provided (used):
Capital and surplus paid-in	200,000	-
Borrowed money	(4,182)	161,556
Net deposits on deposit-type contract funds	16,223	74,775
Dividends to stockholder	-	(220,000)
Other sources (uses)	7,732	(41,683)
Net cash provided (used) in financing and miscellaneous activities	219,773	(25,352)
Net change in cash and short-term investments	842	106,650
Cash and short-term investments:
Beginning of year	181,389	74,739
End of year	$182,231	$181,389

The accompanying notes are an integral part of these financial statements.

7

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

1.	Nature of Operations and Significant Accounting Policies

ReliaStar Life Insurance Company (the “Company”) is domiciled in Minnesota and is a wholly owned subsidiary of Lion Connecticut Holdings, Inc. (“Lion”), a Connecticut holding and management company. Lion, in turn, is a wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”). ING AIH’s ultimate parent is ING Groep, N.V. (“ING”), a global financial services company based in The Netherlands. The Company is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. The Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, Puerto Rico and Canada.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance, which practices differ from U.S. generally accepted accounting principles (“GAAP”). The most significant variances from GAAP are as follows:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners (“NAIC”) rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder’s equity for those designated as available-for-sale.

In addition, the Company invests in structured securities including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value.

8

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book value. The asset is then written down to fair value. When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of these properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

Statement of Statutory Accounting Principles (“SSAP”) No. 31, Derivative Instruments, applies to derivative transactions prior to January 1, 2003. The Company also follows the hedge accounting guidance in SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities, for derivative transactions entered into or modified on or after January 1, 2003. Under this guidance, derivatives that are deemed effective hedges are accounted for in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of stockholders’ equity rather than to income as required for fair value hedges.

Valuation Reserves: The asset valuation reserve (“AVR”) is determined by an NAIC–prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed–income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates, and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five–year bands. The net deferral or interest maintenance reserve (“IMR”) is reported as a liability in the accompanying Balance Sheets.

9

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the Statements of Operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus. Under GAAP, such allowances are included as a component of earnings.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium–paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting. In deposit accounting, premiums are credited to an appropriate policy reserve account, without recognizing premium through income.

Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

10

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners’ Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Gains and losses generated in certain reinsurance transactions are deferred and amortized over the remaining life the business for GAAP purposes. For statutory, such amounts are recognized immediately in income, with gains reported as a separate component of surplus.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated. Certain affiliated investments for which audited GAAP statements are not available or expected to be available are non-admitted. Under GAAP, the accounts and operations of the Company’s subsidiaries are consolidated. All affiliated investments are included in the Consolidated Balance Sheets.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally deferred federal income tax assets, disallowed interest maintenance reserves, non–operating software, past–due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the Balance Sheets.

Employee Benefits: For purposes of calculating the Company’s postretirement benefit obligation, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

11

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Policyholder Dividends: Policyholder dividends are recognized when declared. Under GAAP, dividends are recognized over the term of the related policies.

Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

Surplus Notes: Surplus notes are reported as a component of surplus. Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Minnesota Division of Insurance. Under GAAP, surplus notes are reported as liabilities and the related interest is reported as a charge to earnings over the term of the note.

Statements of Cash Flows: Cash and short–term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Participation Fund Account

On January 3, 1989, the Minnesota Division of Insurance approved a Plan of Conversion and Reorganization (“the Plan”), which provided, among other things, for the conversion of the Company from a combined stock and mutual life insurance company to a stock life insurance company.

The Plan provided for the establishment of a Participation Fund Account (“PFA”) for the benefit of certain participating individual life insurance policies and annuities issued by the Company prior to the effective date of the Plan. Under the terms of the PFA, the insurance liabilities and assets (approximately $283,758,000 as of December 31, 2005) with respect to such policies are included in the Company’s financial statements but are segregated in the accounting records of the Company to assure the continuation of policyholder dividend practices.

12

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Reconciliation to GAAP

The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi class mortgage backed/asset backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher risk asset backed securities, which are valued using the prospective method. The Company has elected to use the book value as of January 1, 1994 as the cost for applying the retrospective method to securities purchased prior to that date where historical cash flows are not readily available.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the SVO.

Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus along with the adjustment for federal income taxes.

The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer, future economic conditions and market forecasts, and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred. The Company also considers the negative market impact of the interest rate changes, in addition to credit related items, when performing other-than-temporary impairment testing. As part of this testing, the Company determines whether or not it has the ability and intent to retain the investments for a period of time sufficient to allow for recovery in fair value.

13

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

The Company uses derivatives such as interest rate swaps, caps and floors, forwards and options as part of its overall interest rate and other economical risk management strategy for certain life insurance and annuity products. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are deferred to IMR or included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with change in value recorded in surplus as unrealized gain or loss.

Credit default swaps and total return swaps to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. The replication (synthetic asset) and the derivative and other cash instrument are carried at fair value. The replication practices are in accordance with SSAP No. 86.

Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

Derivatives that are designated in effective hedging relationships are reported in a manner that is consistent with the hedged asset or liability. All effective derivatives are reported at amortized cost with the exception of S&P Options. S&P Options are reported at fair value since they do not meet the hedge requirement of SSAP No. 86. The unrealized gains or losses from S&P Options are reported as unrealized gain or loss in surplus.

SSAP No. 88, Investments in Subsidiary, Controlled and Affiliated Entities, applies to the Company’s subsidiaries, controlled and affiliated entities (“SCA”). The Company’s insurance subsidiaries are reported at their underlying statutory basis net assets, and the Company’s noninsurance subsidiaries are reported at the GAAP-basis of their net assets. Dividends from subsidiaries are included in net investment income. The total net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses. SCA entities for which audited US GAAP statements are not available or expected to be available are non-admitted.

14

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Mortgage loans are reported at amortized cost, less allowance for impairments.

Contract loans are reported at unpaid principal balances.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost; other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight–line basis over the estimated useful lives of the properties.

For reverse repurchase agreements, Company policies require a minimum of 95% of the fair value of securities sold under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short–term investments and the offsetting collateral liability is included in miscellaneous liabilities.

Reverse dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company’s policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

Short-term investments are reported at amortized cost, which approximates market value. Short-term investments include investments with maturities of less than one year at the date of acquisition.

Partnership interests, which are included in other invested assets on the Balance Sheets, are reported at the underlying audited GAAP equity of the investee.

Residual collateralized mortgage obligations, which are included in other invested assets on the Balance Sheet, are reported at amortized cost using the effective interest method.

Realized capital gains and losses are determined using the first-in first-out method.

Cash on hand includes cash equivalents. Cash equivalents are short–term investments that are both readily convertible to cash and have an original maturity date of three months or less.

15

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Aggregate Reserve for Life Policies and Contracts

Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.0% to 13.25%.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in the valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium–paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid–Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Minnesota Division of Insurance, is $21,406,164,000 and $16,766,849,000 at December 31, 2005 and 2004, respectively. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $457,334,000 and $519,815,000 at December 31, 2005 and December 31, 2004, respectively.

The Company anticipates investment income as a factor in the premium deficiency calculation in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

16

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Reinsurance

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

Electronic Data Processing Equipment

Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of assets is calculated on a straight–line basis over the estimated useful life of the assets.

Participating Insurance

Participating business approximates less than 1.0% of the Company’s ordinary life insurance in force and 8.3% of premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividend expense of $17,248,000 and $17,494,000 was incurred in 2005 and 2004, respectively.

Benefit Plans

The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plan. The Company also provides a contributory retirement plan for substantially all employees.

17

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Nonadmitted Assets

Nonadmitted assets are summarized as follows:

	December 31
	2005	2004
	(In Thousands)
Bonds	$-	$6,500
Subsidiaries	47,122	-
Deferred and uncollected premium	3,445	3,295
Net deferred tax asset	224,633	224,538
Electronic data processing equipment and software	12,145	844
Furniture and equipment	3,078	4,994
Health care and other amounts receivable	3,895	1,630
Aggregate write-ins for other than invested assets	5,674	7,282
Other	13,552	15,868
Total nonadmitted assets	$313,544	$264,951

Changes in nonadmitted assets are generally reported directly in surplus as an increase or decrease in nonadmitted assets. The subsidiaries amount of $47,122,000 represents investments in SCA’s nonadmitted as a result of the Company adopting SSAP No. 88. In addition, $118,000 in nonadmitted SCA investments is included in other. The Company’s adoption of SSAP No. 88 is discussed in the “Recently Adopted Statutory Accounting Principle” note.

Claims and Claims Adjustment Expenses

Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2005. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claims payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2005.

Cash Flow Information

Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments with a maturity of less than one year at the date of acquisition.

18

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Separate Accounts

Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets of these accounts are carried at fair value.

Certain other separate accounts relate to experience-rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one year only, where the guaranteed interest rate is re-established each year based on the investment experience of the separate account. In no event can the interest rate be less than zero. The assets and liabilities of these separate accounts are carried at book value.

Reserves related to the Company’s mortality risk associated with these policies are included in life and annuity reserves. These reserves include reserves for guaranteed minimum death benefits (before reinsurance) that totaled $18.3 million and $14.3 million at December 31, 2005 and 2004, respectively. The operations of the separate accounts are not included in the accompanying statements of operations.

2.	Permitted Statutory Basis Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Minnesota Division of Insurance. The Minnesota Division of Insurance recognizes only statutory accounting practices prescribed or permitted by the state of Minnesota for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under the Minnesota Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the state of Minnesota. The Commissioner of Commerce has the right to permit other specific practices that deviate from prescribed practices.

19

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Minnesota Division of Insurance. As of December 31, 2005 and 2004, the Company had no such permitted accounting practices.

3.	Recently Adopted Statutory Accounting Principle

In June 2004, the NAIC issued Statement of Statutory Accounting Principles No. 88, Investments in Subsidiary, Controlled and Affiliated Entities, (SSAP No. 88), with an effective date of January 1, 2005. SSAP 88 establishes statutory accounting principles for subsidiaries, controlled and affiliated entities (SCA entities).

SAP 88 continues to define a parent as an entity that directly or indirectly owns and controls the reporting entity. A subsidiary is an entity that is, directly or indirectly owned and controlled by the reporting entity. An affiliate is defined as an entity that is within the holding company system or a party that, directly or indirectly, through one or more intermediaries, controls, is controlled by, or is under common control with the reporting entity. An affiliate may be a parent or subsidiary and may also include partnerships, joint ventures and limited liability companies (LLC).

Control continues to be defined as the possession, directly or indirectly, of the power to direct or cause the direction of the management and policies of the investee, whether through ownership of voting securities, by contract, by common management or otherwise. Control is presumed to exist if a reporting entity and its affiliates, (measured at the holding company level) directly or indirectly, own, control, hold with the power to vote, or hold proxies representing 10% or more of the voting interest of the entity.

The Company adopted SAP 88, which requires audited financial statements for all SCA investments. When audited statements are not available, the SCA is non-admitted.

As a result of adopting SSAP No. 88, the Company nonadmitted investments in SCA’s, resulting in a decrease in assets of $47,240,000 and a decrease in surplus of $47,240,000 for the year ended December 31, 2005.

20

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

4.	Investments

The amortized cost and fair value of bonds and equity securities are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
At December 31, 2005:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$514,993	$876	$6,396	$509,473
States, municipalities, and political
subdivisions	14,336	526	51	14,811
Foreign government	170,871	17,749	1,738	186,882
Foreign other	1,752,585	23,155	36,206	1,739,534
Public utilities securities	335,168	10,994	2,756	343,406
Corporate securities	5,402,252	113,721	69,649	5,446,324
Residential-backed securities	2,740,475	27,755	75,627	2,692,603
Commercial mortgage-backed
securities	1,950,649	10,507	31,207	1,929,949
Other asset-backed securities	563,216	1,156	13,068	551,304
Total fixed maturities	13,444,545	206,439	236,698	13,414,286
Preferred stocks	52,473	269	300	52,442
Common stocks	532	277	-	808
Total equity securities	53,005	546	300	53,250
Total	$13,497,550	$206,985	$236,998	$13,467,536

21

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
At December 31, 2004:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$138,912	$1,460	$1,903	$138,469
States, municipalities, and political
subdivisions	18,144	571	118	18,597
Foreign government	213,994	19,516	863	232,647
Foreign other	1,418,206	59,430	7,563	1,470,073
Public utilities securities	1,184,139	65,415	3,612	1,245,942
Corporate securities	4,552,939	212,062	17,346	4,747,655
Residential-backed securities	3,284,512	41,525	50,488	3,275,549
Commercial mortgage-backed
securities	807,576	30,971	2,448	836,099
Other asset-backed securities	1,093,041	29,460	15,423	1,107,078
Total fixed maturities	12,711,463	460,410	99,764	13,072,109
Preferred stocks	50,508	413	-	50,921
Common stocks	900	442	99	1,243
Total equity securities	51,408	855	99	52,164
Total	$12,762,871	$461,265	$99,863	$13,124,273

Reconciliation of bonds from amortized cost to carrying value as of December 31, 2005 and 2004 is as follows:

	December 31
	2005	2004
	(In Thousands)
Amortized cost	$13,444,545	$12,711,463
Less nonadmitted bonds	(1,237)	(7,006)
Carrying value	$13,443,308	$12,704,457

22

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

As of December 31, 2005, the aggregate fair values of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

		More than 6
	Less than	months and less	More than
	6 months	than 12 months	12 months
	below cost	below cost	below cost	Total
	(In Thousands)
Fair value	$4,218,385	$1,882,883	$2,021,224	$8,122,492
Unrealized loss	85,355	63,199	88,144	236,698

Unrealized losses at December 31, 2005 were primarily related to interest rate movement or spread widening for other than credit-related reasons and to securities under the guidance prescribed by SSAP No. 43 Loan-backed and Structured Securities. Securities affected by SSAP No. 43 include U.S. government backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows. The following table summarizes the unrealized losses by duration and reason, along with the carrying amount of securities with unrealized losses at December 31, 2005:

		More than 6
	Less than	months and less	More than
	6 months	than 12 months	12 months
	below cost	below cost	below cost
	(In Thousands)
Interest rate or spread widening	$41,792	$26,762	$47,942
SSAP No. 43	43,563	36,437	40,202
Total unrealized loss	$85,355	$63,199	$88,144

Carrying amount	$4,218,385	$1,882,883	$2,021,224

Overall, there has been an increase in unrealized losses from $99,764,000 at December 31, 2004 to $236,698,000 at December 31, 2005. This increase is largely caused by an increase in interest rates, which tends to have a negative market value impact on fixed maturity securities. The Company considers the negative market impact of the interest rate changes, in addition to credit related items, when performing other than-temporary impairment testing. As a part of this testing, the Company determines whether or not it has the ability and intent to retain the investments for a period of time sufficient to allow for recovery in fair value.

The amortized cost and fair value of investments in bonds at December 31, 2005, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

23

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

	Amortized	Fair
	Cost	Value
	(In Thousands)
Maturity:
Due in 1 year or less	$287,969	$289,692
Due after 1 year through 5 years	2,861,212	2,859,294
Due after 5 years through 10 years	3,480,599	3,485,442
Due after 10 years	1,560,425	1,606,002
Total	8,190,205	8,240,430
Residential-backed securities	2,740,475	2,692,603
Commercial mortgage-backed securities	1,950,649	1,929,949
Other asset-backed securities	563,216	551,304
Total	$13,444,545	$13,414,286

At December 31, 2005, investments in certificates of deposit and bonds, with an admitted asset value of $204,265,000, were on deposit with state insurance departments to satisfy regulatory requirements.

At December 31, 2005 and 2004, the Company had loaned securities (which are reflected as invested assets on the balance sheets) with a market value of approximately $185,278,000 and $153,596,000, respectively.

Proceeds from the sale of investments in bonds and other fixed maturity interest securities were $5,769,451,000 and $6,804,502,000 in 2005 and 2004, respectively. Gross gains of $64,858,000 and $62,494,000 and gross losses of $85,859,000 and $45,294,000 during 2005 and 2004, respectively, were realized on those sales. A portion of the gains and losses realized in 2005 and 2004 has been deferred to future periods in the IMR.

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows:

	December 31
	2005	2004
	(In Thousands)
Realized capital (losses) gains	$(12,910)	$15,666
Less amount transferred to IMR (net of related taxes of
$(3,362) in 2005 and $10,489 in 2004)	6,244	(19,480)
Less federal income taxes on realized capital gains	(1,527)	(21,183)
Net realized capital (losses)	$(8,193)	$(24,997)

24

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2005	2004
	(In Thousands)
Income:
Subsidiaries	$21,765	$27,942
Equity securities	3,427	3,137
Bonds	755,918	748,100
Mortgage loans	163,291	164,827
Derivatives	(3,379)	(4,579)
Contract loans	49,506	45,131
Real estate	22,747	23,744
Other	21,350	13,651
Total investment income	1,034,625	1,021,953
Investment expenses	(102,114)	(90,164)
Net investment income	$932,511	$931,789

The Company entered into reverse dollar repurchase agreements to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchases are accounted for as short-term collateralized financing and the repurchase obligation is reported in borrowed money on the Balance Sheets. The repurchase obligation totaled $245,802,000 and $444,994,000 at December 31, 2005 and 2004, respectively. The securities underlying these agreements are mortgage-backed securities with a book value of $254,203,000 and $445,262,000 and fair value of $247,381,000 and $445,975,000 at December 31, 2005 and 2004, respectively. The securities have a weighted average coupon rate of 5.3% and have maturities ranging from December 2020 through December 2035. The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, which was not material at December 31, 2005. The Company believes the counterparties to the reverse dollar repurchase agreements are financially responsible and that the counterparty risk is minimal.

25

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same securities in the near term. The proceeds are invested in new securities of intermediate durations. As of December 31, 2005 and 2004, the amount outstanding on these agreements was $326,610,000 and $131,600,000, respectively. The securities underlying these agreements are mortgage-backed securities with a book value of $329,514,000 and $133,186,000 and fair value of $325,028,000 and $133,873,000 at December 31, 2005 and 2004, respectively. The securities have a weighted average coupon rate of 5.4% and have maturities ranging from December 2010 through March 2045.

The maximum and minimum lending rates for long-term mortgage loans during 2005 were 6.0% and 4.4%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

The maximum percentage of a loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 75.0% on commercial properties. As of December 31, 2005, the Company held no mortgages with interest more than 180 days overdue. No interest was past due as of December 31, 2005.

The Company had impaired mortgage loans without an allowance for credit losses of $7,928,000 and $836,000 as of December 31, 2005 and 2004, respectively.

In the course of the Company’s asset management activities, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s return on its investment portfolio or to manage interest rate risk. The table below summarizes the number of transactions, the book value, and the gain or loss of the Company’s financial instruments with respect to securities sold and reacquired within 30 days of the sale date as of and for the year ended December 31, 2005:

			Cost of
	Number of		Securities
Bonds	Transactions	Book Value	Repurchased	Gain
		(In Thousands)
NAIC 3	14	$1,429,587	$1,557,456	$114,913
NAIC 4	4	779,579	796,125	12,481

5.	Derivative Financial Instruments Held for Purposes Other than Trading

The Company uses derivatives for hedging purposes by entering into derivatives such as interest rate swaps, caps, floors, forwards and options to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows which the Company has acquired or incurred. The Company’s hedge accounting

26

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

practices are in accordance with the requirements set in SSAP No. 86. The Company also enters into credit default swaps and total return swaps to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. Replicated (Synthetic) Assets filed with the NAIC SVO result in both the derivative and cash instrument being carried at amortized cost. The replication practices are in accordance with SSAP No. 86.

The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreement without an exchange of the underlying principal amount.

Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

All premiums paid for the purchase of derivative contracts are included in other invested assets on the balance sheets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

Amounts paid or received, if any, from such contracts are included in interest expense or income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets.

Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

Derivatives that are designated in effective hedging relationships are reported in a manner that is consistent with the hedged asset or liability. Derivative contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives not designated in effective hedging relationships are recorded as unrealized capital gains (losses) in surplus. The net loss recognized in unrealized capital losses during the reporting period representing the component of the derivative instruments’ loss excluded from the assessment of hedge effectiveness was $2,632,000. The net unrealized capital losses on derivatives that no longer qualify for hedge accounting were $2,632,000. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

27

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts.

The table below summarizes the Company’s interest rate contracts included in other invested assets at December 31, 2005 and 2004:

	Notional	Carrying	Fair
	Amount	Value	Value
	(In Thousands)
December 31, 2005
Interest rate contracts:
Swaps	$3,275,764	$(2,618)	$6,474
Caps owned	-	-	-
Options owned	54,151	3,239	3,239
Forwards owned	-	-	-
Total derivatives	$3,329,915	$621	$9,713

December 31, 2004
Interest rate contracts:
Swaps	$1,173,426	$97	$(9,456)
Caps owned	100,000	321	-
Options owned	75,789	5,042	5,042
Forwards owned	65,293	(808)	(808)
Total derivatives	$1,414,508	$4,652	$(5,222)

6.	Concentrations of Credit Risk

The Company held less-than-investment-grade corporate bonds with an aggregate book value of $537,570,000 and $700,190,000 and an aggregate market value of $545,128,000 and $734,880,000 at December 31, 2005 and 2004, respectively. Those holdings amounted to 4.0% of the Company’s investments in bonds and 3.0% of total admitted assets at December 31, 2005. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds of $633,042,000 and $403,776,000, with an aggregate NAIC market value of $627,528,000 and $406,939,000 at December 31, 2005 and 2004, respectively. The carrying value of these holdings amounted to 4.7% of the Company’s investment in bonds and 3.5% of the Company’s total admitted assets at December 31, 2005.

28

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

At December 31, 2005, the Company’s commercial mortgages involved a concentration of properties located in California (21.5%) and Texas (7.4%). The remaining commercial mortgages relate to properties located in 39 other states. The portfolio is well diversified, covering many different types of income–producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $37,874,000.

7.	Annuity Reserves

At December 31, 2005 and 2004, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(In Thousands)
December 31, 2005
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$342,844	2.9%
At book value less surrender charge	1,360,331	11.3
At fair value	2,496,534	20.7
Subtotal	4,199,709	34.9
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	7,005,737	58.3
Not subject to discretionary withdrawal	818,444	6.8
Total annuity reserves and deposit fund liabilities
before reinsurance	12,023,890	100.0%
Less reinsurance ceded	12,324
Net annuity reserves and deposit fund liabilities	$12,011,566

December 31, 2004
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$366,073	3.0%
At book value less surrender charge	1,521,063	12.4
At fair value	2,895,908	23.6
Subtotal	4,783,044	39.0
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	6,647,953	54.3
Not subject to discretionary withdrawal	821,070	6.7
Total annuity reserves and deposit fund liabilities before reinsurance	12,252,067	100.0%
Less reinsurance ceded	13,042
Net annuity reserves and deposit fund liabilities	$12,239,025

29

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Of the total net annuity reserves and deposit fund liabilities of $12,011,566,000 and $12,239,025,000, $9,342,866,000 and $9,165,959,000 is included in the general account, and $2,668,700,000 and $3,073,066,000 is included in the separate account at December 31, 2005 and 2004, respectively.

8.	Employee Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $7,582,000 and $16,641,000 for the years ended 2005 and 2004, respectively.

Defined Contribution Plans

ING North America sponsors the ING Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The costs allocated to the Company for the Savings Plan were $6,337,000 and $5,731,000 for 2005 and 2004, respectively.

30

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Other Benefit Plans

In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan, and a non-qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The post-retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

A summary of assets, obligations and assumptions of the Pension and Other Postretirement Benefits Plans are as follows:

	Pension Benefits		Other Benefits
	2005	2004	2005	2004
	(In Thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$31,971	$38,254	$16,376	$12,005
Service cost	-	-	2,369	1,530
Interest cost	1,840	2,296	1,229	732
Contribution by plan participants	-	-	1,580	1,527
Actuarial (gain) loss	3,937	(5,741)	5,480	3,571
Benefits paid	(2,663)	(2,838)	(3,593)	(2,989)
Benefit obligation at end of year	$35,085	$31,971	$23,441	$16,376
Change in plan assets
Fair value of plan assets at beginning of year	$-	$-	$-	$-
Employer contributions	2,663	2,838	2,013	1,462
Plan participants' contributions	-	-	1,580	1,527
Benefits paid	(2,663)	(2,838)	(3,593)	(2,989)
Fair value of plan assets at end of year	$-	$-	$-	$-

Funded status	$(35,085)	$(31,971)	$(23,441)	$(16,376)
Unamortized prior service credit	(30)	(35)	(2,242)	(2,175)
Unrecognized net gains (loss)	12,936	9,366	3,674	(1,705)
Remaining net obligation	17,195	18,341	-	-
Total funded status	$(4,984)	$(4,299)	$(22,009)	$(20,256)
Amounts recognized in the balance sheets
consist of:
Accrued benefit cost	$(35,010)	$(31,956)	$(22,009)	$(20,256)
Intangible assets	17,195	18,333	18,333	-
Accumulated other comprehensive income	12,831	9,324	9,324	-
Net amount recognized	$(4,984)	$(4,299)	$5,648	$(20,256)

31

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

	Pension Benefits		Other Benefits
	2005	2004	2005	2004
	(In Thousands)
Component of net periodic benefit cost
Service cost	$-	$-	$2,369	$1,530
Interest cost	1,840	2,296	1,229	732
Expected return on plan assets	-	-	-	-
Amortization of unrecognized transition
obligations or transition asset	1,146	1,144	-	-
Amount of unrecognized gains (losses)	367	1,101	101	(454)
Amount of prior service cost recognized	(5)	(5)	68	68
Temporary deviation cost	-	-	-	39
Total net periodic benefit cost	$3,348	$4,536	$3,767	$1,915

In addition, the Company had pension benefit obligation and other benefit obligation for non-vested employees as of December 31, 2005 and 2004 in the amount of $3,301,000 and $3,802,000, respectively.

Assumptions used in determining the accounting for the defined benefit plans and other benefit plan as of December 31, 2005 and 2004 were as follows:

	2005	2004
Weighted-average discount rate	5.50%	6.00%
Rate of increase in compensation level	4.00%	4.00%
Expected long-term rate of return on assets	N/A	N/A

The annual assumed rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) for the medical plan is 10% graded to 5% over 4 years. Increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2005 by $661,181. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2005 by $622,366.

The Company expects to pay $2,821,000 in contributions during 2006.

32

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

The Company expects to pay the following benefits:

2006	$2,821,000
2007	2,766,000
2008	2,722,000
2009	2,678,000
2010	2,629,000
Thereafter	12,709,000

The measurement date used for postretirement benefits is December 31, 2005.

9.	Separate Accounts

Separate account assets and liabilities primarily represent funds segregated by the Company for the benefit of certain policy and contract holders, who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid or payable to the separate account policy and contract holders.

The general nature and characteristics of the separate account business follows:

	Non-Indexed	Non-
	Guarantee	Guaranteed
	Less than/	Separate
	equal to 4%	Accounts	Total
	(In Thousands)
December 31, 2005
Premium, consideration or deposits for the year	$-	$459,458	$459,458

Reserves for separate accounts with assets at:
Fair value	$164,094	$3,706,254	$3,870,348
Amortized cost	-	-	-
Total reserves	164,094	3,706,254	3,870,348

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$164,094	$-	$164,094
At market value	-	3,694,101	3,694,101
Subtotal	164,094	3,694,101	3,858,195
Not subject to discretionary withdrawal	-	12,153	12,153
Total separate account liabilities	$164,094	$3,706,254	$3,870,348

33

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

	Non-Indexed	Non-
	Guarantee	Guaranteed
	Less than/	Separate
	equal to 4%	Accounts	Total
	(In Thousands)
December 31, 2004
Premium, consideration or deposits for the year	$-	$531,858	$531,858

Reserves for separate accounts with assets at:
Fair value	168,016	3,992,672	4,160,688
Amortized cost	-	-	-
Total reserves	$168,016	$3,992,672	$4,160,688

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$168,016	$-	$168,016
At market value	-	3,977,174	3,977,174
Subtotal	168,016	3,977,174	4,145,190
Not subject to discretionary withdrawal	-	15,498	15,498
Total separate account liabilities	$168,016	$3,992,672	$4,160,688

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2005	2004
	(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$459,459	$534,265
Transfers from separate accounts	(914,182)	(735,510)
Net transfers from separate accounts	(454,723)	(201,245)

Reconciling adjustments:
Miscellaneous transfers	(1)	855
Transfers as reported in the statements of operations	$(454,724)	$(200,390)

34

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

10.	Reinsurance

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

Assumed premiums amounted to $566,469,000 and $564,289,000 for the years ended December 31, 2005 and 2004, respectively.

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	December 31
	2005	2004
	(In Thousands)
Premiums	$393,117	$402,496
Benefits paid or provided	395,382	347,818
Policy and contract liabilities at year end	2,131,021	2,007,190

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.

11.	Federal Income Taxes

The Company and its U.S. life insurance subsidiary file a consolidated federal income tax return. The method of tax allocation is governed by a written tax sharing agreement. The tax sharing agreement provides that each member of the consolidated return shall reimburse the Company for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate.

35

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

The components of the net deferred tax assets are as follows:

	December 31
	2005	2004
	(In Thousands)
Total deferred tax assets	$416,185	$429,428
Total deferred tax liabilities	(107,099)	(114,439)
Net deferred tax assets	309,086	314,989
Deferred tax asset nonadmitted	(224,633)	(224,538)
Net admitted deferred tax asset	$84,453	$90,451
(Increase)/decrease in nonadmitted asset	$(95)	$5,012

Current income taxes incurred consist of the following major components:

	Year ended December 31
	2005	2004
	(In Thousands)
Federal taxes on operations	$86,763	$34,491
Federal taxes on capital gains	1,527	21,183
Total current taxes incurred	$88,290	$55,674

36

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

The main components of deferred tax assets and deferred tax liabilities are as follows:

	December 31
	2005	2004
	(In Thousands)
Deferred tax assets resulting from book/tax differences in:
Deferred acquisition costs	$124,676	$123,201
Insurance reserves	170,433	166,983
Investments	22,812	37,959
Compensation and benefits	35,142	39,325
Nonadmitted assets and other surplus items	20,579	19,668
Litigation accruals	13,054	13,313
Costs of collection and loading	4,388	6,551
Present value of insurance in force	1,215	2,430
Other	23,886	19,998
Total deferred tax assets	416,185	429,428
Deferred tax assets nonadmitted	(224,633)	(224,538)
Admitted deferred tax assets	191,552	204,890

Deferred tax liabilities resulting from book/tax differences in:
Investments	10,192	20,039
Due and deferred premium	52,474	49,193
Depreciable assets	25,756	26,030
Unrealized gain on investments	13,772	12,977
Insurance reserves	3,286	3,696
Other	1,619	2,504
Total deferred tax liabilities	107,099	114,439
Net admitted deferred tax asset	$84,453	$90,451

37

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

The change in net deferred income taxes is comprised of the following:

	December 31
	2005	2004	Change
	(In Thousands)
Total deferred tax assets	$416,185	$429,428	$(13,243)
Total deferred tax liabilities	(107,099)	(114,439)	7,340
Net deferred tax asset	$309,086	$314,989	(5,903)

Remove current year change in unrealized gains			2,973
Change in net deferred income tax			(2,930)
Remove other items in surplus:
Additional minimum pension liability			(1,228)
Current year change in non-admitted assets			1,351
Other			52
Change in deferred taxes for rate reconciliation			$(2,755)

The provision for federal income taxes incurred and change in deferred taxes is different from that which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes. The significant items causing this difference are:

Year Ended
December 31, 2005
(In Thousands)
Ordinary income	$277,470
Capital (losses)	(6,666)
Total pre-tax book income	$270,804

Provision computed at statutory rate	94,781
Dividends received deduction	(1,631)
Interest maintenance reserve	(6,395)
Other	4,290
Total	$91,045

Federal income taxes incurred	$88,290
Change in net deferred income taxes	2,755
Total statutory income taxes	$91,045

The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $80,137,000 and $72,322,000 from 2005 and 2004, respectively.

38

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

The Company has a payable of $33,863,000 and a receivable of $14,549,000 at December 31, 2005 and 2004, respectively, for federal income taxes under the intercompany tax sharing agreement.

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. The deferred income was accumulated in the Policyholders’ Surplus Account. This deferred income only becomes taxable under certain conditions, which management believes to be remote. Furthermore, the American Jobs Creation Act of 2004 allows certain tax-free distributions from the Policyholders’ Surplus Account during 2005 and 2006. Therefore, based on currently available information, no federal income taxes have been provided on the Company’s Policyholders’ Surplus Account accumulated balance of $32,641,000.

12.	Investment in and Advances to Subsidiaries

The Company has two wholly owned insurance subsidiaries at December 31, 2005, ReliaStar Life Insurance Company of New York (“RNY”) and ING Re (UK) Limited. The Company also has a wholly owned noninsurance subsidiary: NWNL Benefits Corporation and one partially owned noninsurance subsidiary Superior Vision Services, Inc. (“SVS”).

Amounts invested in and advanced to the Company’s subsidiaries are summarized as follows:

	December 31
	2005	2004
	(In Thousands)
Common stock (cost - $196,153 in 2005 and $216,223 in 2004)	$286,170	$312,928

Summarized financial information for these subsidiaries is as follows:

	December 31
	2005	2004
	(In Thousands)
Revenues	$496,231	$424,758
Income before net realized gains on investments	36,030	30,414
Net income	35,598	27,976
Admitted assets	2,805,404	2,733,665
Liabilities	2,525,508	2,427,479

The Company received cash dividends from its subsidiaries, RNY and SVS, of $20,800,000 and $964,740 in 2005 and $27,200,000 and $742,108 in 2004, respectively.

39

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

On February 27, 2004, the Company redeemed 44,350 shares of Preferred Series A SVS stock for cash at no gain or loss. In addition, the Company converted 738,161 shares of Preferred Series B SVS stock for 738,161 of common stock.

13.	Capital and Surplus

Under Minnesota insurance regulations, the Company is required to maintain a minimum total capital and surplus of $2,000,000. Additionally, the amount of dividends which can be paid by the Company to its shareholder without prior approval of the Minnesota Division of Insurance is limited to the greater of 10% of statutory surplus or the statutory net gain from operations.

Lion loaned $100,000,000 to the Company under a surplus note dated December 1, 2001. The surplus note provides, subject to the regulatory constraints discussed below, that (1) it is a surplus note which will mature on September 15, 2021 with principal due at maturity, but payable without penalty, in whole or in part before maturity; (2) interest is payable at a variable rate based upon an annualized yield rate for U.S. Treasury Bonds payable semi-annually; and (3) in the event that the Company is in default in the payment of any required interest or principal, the Company cannot pay cash dividends on its capital stock (all of which is owned directly by Lion). The surplus note further provides that there may be no payment of interest or principal without the express approval of the Minnesota Division of Insurance. For the year ended December 31, 2005 and 2004, interest paid totaled $4,600,000 each year. There is no accrued interest for the years ended December 31, 2005 and 2004.

Life and health insurance companies are subject to certain Risk Based Capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2005, the Company meets the RBC requirements.

14.	Fair Values of Financial Instruments

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest

40

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The carrying amounts and fair values of the Company’s financial instruments are summarized as follows:

	December 31
	2005		2004
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(In Thousands)
Assets:
Bonds	$13,443,308	$13,414,287	$12,704,457	$13,072,109
Preferred stocks	52,473	52,442	50,508	50,921
Unaffiliated common stocks	808	808	1,243	1,243
Mortgage loans	2,216,503	2,254,565	2,231,587	2,355,664
Contract loans	664,252	664,252	663,678	663,678
Derivative securities	621	9,713	4,652	(5,222)
Separate account assets	4,078,427	4,078,427	4,386,414	4,386,414
Liabilities:
Individual and group annuities	10,942,871	10,730,487	8,493,290	8,481,154
Deposit-type contracts	594,573	671,287	603,626	607,460
Policyholder dividends	21,272	21,272	22,292	22,292
Separate account liabilities	4,075,675	4,075,675	3,079,591	3,079,591
Payable for securities	10,039	10,039	1,429	1,429

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash and short-term investments: The carrying amounts reported in the accompanying Balance Sheets for these financial instruments approximate their fair values.

Bonds and equity securities: The fair values for bonds, preferred stocks and common stocks reported herein are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 2.1% and 18.0% over the total portfolio. Fair values determined on this basis can differ from values published by the SVO. Fair value as determined by the SVO as of December 31, 2005 and 2004 is $13,790,648,000 and $13,429,388,000, respectively.

41

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

Residual collateralized mortgage obligations: Residual collateralized mortgage obligations are included in the other invested assets balances. Fair values are based on independent pricing sources.

Derivative financial instruments: Fair values for on–balance sheet derivative financial instruments (caps, options and floors) and off–balance sheet derivative financial instruments (swaps) and forwards are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties’ credit standing.

Investment in surplus notes: Estimated fair values in surplus notes were generated using a discounted cash flow approach. Cash flows were discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on surplus notes with similar characteristics.

Guaranteed investment contracts: The fair values of the Company’s guaranteed investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Other investment–type insurance contracts: The fair values of the Company’s deferred annuity contracts are estimated based on the cash surrender values of the contracts. The carrying values of other policyholder liabilities, including individual and group annuities, policyholder dividends and deposit-type contracts, approximate their fair values.

The carrying value of all other financial instruments approximates their fair value.

15.	Commitments and Contingencies

The Company is a party to threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial

42

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of pending lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Guarantee Agreement: The Company, effective January 2002, entered into a Guarantee Agreement with two other ING affiliates whereby it is jointly and severally liable for a $250,000,000 obligation of another ING affiliate, Security Life of Denver International Limited (“SLDI”). The Company’s Board of Directors approved this transaction on April 25, 2002. The two other affiliated life insurers were Security–Connecticut (subsequently merged into the Company on October 1, 2003), and Security Life of Denver Insurance Company. The joint and several guarantees of the two insurers are capped at $250,000,000.

Investment Purchase Commitments

As part of its overall investment strategy, the Company has entered into agreements to purchase securities of $119,232,000 and $166,926,000 at December 31, 2005 and 2004, respectively, and to provide additional capital contributions of $61,305,000 and $36,507,000 in partnerships reported in other invested assets on the balance sheets at December 31, 2005 and 2004, respectively. In March 2006, an additional $15,000,000 was funded to related party partnerships reported in other invested assets.

Operating Leases

The Company leases office space under various noncancelable operating lease agreements that expire through January 2010. Rental expense for 2005 and 2004 was approximately $10,043,000 and $10,028,000, respectively.

At December 31, 2005, the minimum aggregate rental commitments under operating leases for the upcoming five years and thereafter are as follows:

Year ending
December 31	Commitments
2006	$8,411,000
2007	7,834,000
2008	7,450,000
2009	2,150,000
2010	235,000
Thereafter	12,000

Certain rental commitments have renewal options extending through the year 2010 subject to adjustments in future periods.

43

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Lessor Leases

The Company owns or leases numerous sites that are leased or subleased to franchisees. Buildings owned or leased that meet the criteria for operating leases are carried at the gross investment in the lease less unearned income. Unearned income is recognized in such a manner as to produce a constant periodic rate of return on the net investment. The typical lease period is 20 years and some leases contain renewal options. The franchisee is responsible for the payment of property taxes, insurance and maintenance costs related to the leased property. The cost of these properties are $146,954,000 at December 31, 2005, with accumulated depreciation of $80,962,000.

Future minimum lease payment receivables under non-cancelable operating leasing arrangements as of December 31, 2005 are as follows:

Year ending	Future minimum Lease
December 31	Payment Receivables
2006	$11,005,000
2007	9,516,000
2008	7,163,000
2009	3,592,000
2010	1,085,000
Thereafter	3,456,000

Contingent rentals included in income for the years ended December 31, 2005 and 2004 amounted to $11,868,000 and $11,906,000, respectively. The net investment is classified as real estate.

16.	Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; revenue sharing and directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

44

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in reports previously filed by affiliates of the Company with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

In September 2005, an affiliate of the Company, ING Fund Distributors, LLC (“IFD”) and one of its registered persons settled an administrative proceeding with the National Association of Securities Dealers (“NASD”) in connection with frequent trading arrangements. IFD neither admitted nor denied the allegations or findings and consented to certain monetary and non-monetary sanctions. IFD’s settlement of this administrative proceeding is not material to the Company.

Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to the Company or certain affiliates before concluding their investigations relating to fund trading. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

45

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Insurance and Other Regulatory Matters

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

17.	Financing Agreements

The Company maintains a revolving loan agreement with Bank of New York (“BONY”). Under this agreement, the Company can borrow up to $100,000,000 from BONY. Interest on any Company borrowing accrues at an annual rate equal to: (1) the cost of funds for BONY for the period applicable for the advance plus .35%, or (2) a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2005 and 2004, respectively. At December 31, 2005 and 2004, the Company had no amounts payable to BONY.

The Company maintains a line of credit agreement with PNC Bank. Under this agreement, the Company can borrow up to $75,000,000. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at any time to ING AIH and its affiliates of $75,000,000. Under this agreement, the Company incurred no interest expense for the year ended December 31, 2005. At December 31, 2005, the Company had no borrowings under this agreement.

The Company borrowed $3,238,852,000 and repaid $3,238,852,000 in 2005 and borrowed $2,428,006,000 and repaid $2,428,006,000 in 2004. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase agreements. Interest paid on borrowed money was $759,000 and $240,000 during 2005 and 2004, respectively. Interest paid includes reciprocal loan interest discussed in “Related Party Transactions” note.

46

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

The Company is the beneficiary of letters of credit totaling $238,945,000; terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise canceled or terminated by either party to the financing. The letters were unused during both 2005 and 2004.

18.	Related Party Transactions

Affiliates: Management and services contracts and all cost sharing arrangements with other affiliated ING U.S. life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

Assets and liabilities, and the related revenues and expenses recorded as a result of transactions and agreements with affiliates, may not be the same as those recorded if the Company was not a wholly-owned subsidiary of its parent.

Administrative Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States (“affiliated insurers”) whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amount paid under these agreements was $172,571,000 and $167,979,000 for the years ended December 31, 2005 and 2004, respectively.

Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC (“IIM”) under which IIM provides the Company with investment management and asset/liability management services. Total fees under the agreement were approximately $49,175,000 and $48,142,000 for the years ended December 31, 2005 and 2004, respectively.

Reciprocal Loan Agreement: The Company maintains a reciprocal loan agreement with ING AIH to facilitate the handling of unusual and/or unanticipated short–term cash requirements. Under this agreement, which expires December 31, 2010, the Company and ING AIH can borrow up to 2% of the Company’s admitted assets as of December 31 of the preceding year from one another. Interest on any borrowing is charged at the rate of ING AIH's cost of funds for the interest period plus .15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest expense of $713,000 and $126,000 and earned interest income of $967,000 and $1,017,000 for the years ended December 31, 2005 and 2004, respectively. At December 31, 2005, the Company had $0 payable to ING AIH and $72,500,000 receivable from ING AIH, which is recorded in cash and short term investments on the Balance Sheets.

47

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Tax Sharing Agreements: The Company has entered into federal tax sharing agreements with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

Customer Services Agreement: The Company has entered into a services agreement with ING Financial Advisers, LLC (“ING FA”) to provide certain administrative, management, professional advisory, consulting and other services to the Company for the benefit of its customers. Charges for these services are to be determined in accordance with fair value and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company.

Surplus notes: On December 29, 2004, ING USA Annuity and Life Insurance Company (“ING USA”) issued a 6.25% surplus note in the amount of $175,000,000 to the Company. The note matures on December 29, 2034. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debt owed to all other classes of debtors, other than surplus note holders, of the Company in the event of (1) the institution of bankruptcy, reorganization, insolvency or liquidation proceedings by or against the Company, or (2) the appointment of a Trustee, receiver or other Conservator for a substantial part of the Company’s properties. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner. For the year ended December 31, 2005, there was no interest paid or accrued.

Capital Transactions: During the year ended December 31, 2005, the Company received capital contribution of $200,000,000.

19.	Guaranty Fund Assessments

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state.

The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of premiums written in each state. The Company has recorded $5,249,000 and $4,237,000 for this liability in accounts payable and accrued expenses as of December 31, 2005 and 2004,

48

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

respectively. The Company has also recorded an asset in other assets of $4,317,000 and $3,120,000 as of December 31, 2005 and 2004, respectively, for future credits to premium taxes for assessments already paid.

20.	Unpaid Accident and Health Claims

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	2005	2004
	(In Thousands)
Balance at January 1	$1,326,578	$1,283,283
Less reinsurance recoverables	58,258	40,164
Net balance at January 1	1,268,320	1,243,119

Incurred related to:
Current year	423,034	398,300
Prior years	(6,651)	42,419
Total incurred	416,383	440,719

Paid related to:
Current year	157,356	267,990
Prior years	228,036	147,528
Total paid	385,392	415,518

Net balance at December 31	1,299,311	1,268,320
Plus reinsurance recoverables	84,102	58,258
Balance at December 31	$1,383,413	$1,326,578

The liability for unpaid accident and health claims and claim adjustment expenses is included in accident and health reserves and unpaid claims on the Balance Sheets.

21.	Retrospectively Rated Contracts

The Company estimates accrued retrospective premium adjustments for its group life and health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The amount of net premiums written by the Company at December 31, 2005 that are subject to retrospective rating features are $99,000,000, that represented 12% of the total net group life premiums and $6,000,000, that represented 1% of the total net group health premiums written. No other net premiums written by the Company are subject to retrospective rating features.

49

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

22.	September 11 Events

The terrorist attacks of September 11, 2001 (the September 11 events), resulted in a tremendous loss of life and property. Secondarily, those events interrupted the business activities of many entities and disrupted the U.S. economy at many levels. In the past, businesses have incurred losses as a result of catastrophes such as earthquakes, hurricanes and even other terrorist attacks. However, the September 11 events are unprecedented in the United States in terms of the magnitude of the losses incurred and the number of entities affected. The following disclosures relating to the September 11 events are required:

As of December 31, 2005, the Company had estimated gross reinsurance claims of approximately $124.7 million for personal accident coverage, $192.2 million for workers compensation coverage and retrocession recoveries of $103.4 million for net incurred claims of $213.5 million from the events of September 11, 2001. The remaining retrocession recoveries at December 31, 2005 were approximately $17.5 million.

As of December 31, 2004, the Company had estimated gross reinsurance claims of approximately $124.6 million for personal accident coverage, $201.3 million for workers compensation coverage and retrocession recoveries of $103.4 million for net incurred claims of $222.5 million from the events of September 11, 2001. The remaining retrocession recoveries at December 31, 2004, were approximately $32.0 million.

The Company notes that uncertainty remains regarding claim submissions and the number of occurrences from the events of September 11, 2001, but has recorded its best estimate as the current claim reserve reported as of December 31, 2005.

The September 11, 2001 impact is based on Company estimates using information obtained from ceding companies and an external consultant. It is reasonably possible that a change in the Company’s estimate will occur in the near term but the possible range of change cannot be determined.

The Company does not have any environmental remediation obligations.

50

SEPARATE ACCOUNT N

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Included in Part A:
Condensed Financial Information
(2)	Included in Part B:
Financial Statements of Separate Account N:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2005
-	Statements of Operations for the year ended December 31, 2005
-	Statements of Changes in Net Assets for the years ended December 31, 2005 and 2004
-	Notes to Financial Statements
Financial Statements - Statutory Basis of ReliaStar Life Insurance Company:
-	Report of Independent Registered Public Accounting Firm
-	Balance Sheets - Statutory Basis as of December 31, 2005 and 2004
-	Statements of Operations - Statutory Basis for the years ended December 31, 2005 and 2004
-	Statements of Changes in Capital and Surplus-Statutory Basis for the years ended December 31, 2005 and 2004
-	Statements of Cash Flows - Statutory Basis for the years ended December 31, 2005 and 2004
-	Notes to Financial Statements - Statutory Basis

(b)	Exhibits
(1.1)

Resolution of the Board of Directors of ReliaStar Life Insurance Company (“Depositor”) Authorizing the Establishment of Separate Account N (“Registrant”) • Incorporated by reference to the Registrant's Form N-4 Initial Registration Statement (File No. 333-120636), filed November 19, 2004.

(1.2)

Resolution of the Executive Committee of the Board of Directors of Northern Life Insurance Company (“Depositor”) Authorizing the Establishment of Separate Account One (“Registrant”) • Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 20, 1998.

	(2)	Not applicable
(3.1)

Distribution and Administrative Services Agreement between ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-100207), filed February 20, 2004.

(3.2)

Amended Broker/Dealer Variable Annuity Compensation Schedule • Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed November 5, 1999.

(4.1)	Contract TSA-M [Form 40063 11-04] • Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Form N-4 Registration Statement (File No. 333-12036), filed February 23, 2005.
(4.2)	Contract TSA-T [Form 40064 11-04] • Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Form N-4 Registration Statement (File No. 333-12036), filed February 23, 2005.
(4.3)	Contract IRA/NQ-M [Form 40065 11-04] • Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Form N-4 Registration Statement (File No. 333-12036), filed February 23, 2005.
(4.4)	Contract IRA/NQ-T [Form 40066 11-04] • Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Form N-4 Registration Statement (File No. 333-12036), filed February 23, 2005.
(4.5)

Return of Purchase Payment Death Benefit Rider [Form 40069 11-04] • Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Form N-4 Registration Statement (File No. 333-12036), filed February 23, 2005.

(4.6)

Annual Stepped Up Death Benefit Rider [Form 40070 11-04] • Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Form N-4 Registration Statement (File No. 333-12036), filed February 23, 2005.

(4.7)	Fixed Account D Rider [Form 40071 11-04] • Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Form N-4 Registration Statement (File No. 333-12036), filed February 23, 2005.
(4.8)

Dollar Cost Averaging (DCA) Fixed Account Rider [Form 40073 11-04] • Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Form N-4 Registration Statement (File No. 333-12036), filed February 23, 2005.

(4.9)	Living Benefit Rider [Form 40074 11-04 Schedule]
(4.10)	MGAB Rider [Form 40074 11-04]
(4.11)	Living Benefit Rider [Form 40075 11-04 Schedule]
(4.12)	MGWB Rider [Form 40075 11-04]
(5.1)	Contract Application • Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Form N-4 Registration Statement (File No. 333-12036), filed February 23, 2005.
(6.1)	Amended Articles of Incorporation of Depositor • Incorporated by reference to the Form S-6 Registration Statement of Select-Life Variable Account (File No. 333-18517), filed December 23, 1996.
(6.2)	Amended Bylaws of Depositor • Incorporated by reference to the Form S-6 Registration Statement of Select-Life Variable Account (File No. 333-18517), filed December 23, 1996.
(7)	Not applicable
(8.1)

Participation Agreement made and entered into as of April 30, 2003 among The GCG Trust, ReliaStar Life Insurance Company and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-100207), as filed on February 20, 2004.

(8.2)

Participation Agreement dated December 6, 2001 by and among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, ReliaStar Life Insurance Company and Aetna Investment Services, LLC • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 24, 2002.

(8.3)

Amendment dated as of March 26, 2002 to Participation Agreement dated as of December 6, 2001 by and among Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC effective May 1, 2002) and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 24, 2002.

(8.4)

Amendment dated as of October 1, 2002 to Participation Agreement dated as of December 6, 2001 and amended as of March 26, 2002 by and among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 24, 2002.

(8.5)

Amendment dated as of May 1, 2003 to Participation Agreement dated as of December 6, 2001 and subsequently amended as of March 26, 2002 and October 1, 2002 by and among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-1A (File No. 333-32575), as filed on April 30, 2003.

(8.6)

Amendment dated as of November 1, 2004 to Participation Agreement dated as of December 6, 2001 and subsequently amended as of March 26, 2002, October 1, 2002 and May 1, 2003 by and among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company • Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-120636), as filed on February 23, 2005.

(8.7)

Service Agreement and Contract with Investment Adviser effective as of December 6, 2001 between ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company in connection with the sale of shares of ING Partners, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 24, 2002.

(8.8)

Participation Agreement made and entered into as of December 1, 2002 among ING Strategic Allocation Portfolios, Inc., ReliaStar Life Insurance Company, and ING Funds Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 31, 2002.

(8.9)

Participation Agreement dated May 1, 2002 among ING Variable Portfolios, Inc., ReliaStar Life Insurance Company, and ING Funds Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 31, 2002.

(8.10)

Amendment executed as of October 15, 2002 and effective as of October 1, 2002 to Fund Participation Agreement made and entered into as of May 1, 2002 by and among ReliaStar Life Insurance Company, ING Variable Portfolios, Inc. and ING Funds Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 31, 2002.

(8.11)

Participation Agreement dated as of April 1, 2001 between Pilgrim Variable Products Trust, Northern Life Insurance Company and ING Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-90474), as filed on April 26, 2002.

(8.12)

Amendment executed August 30, 2002 to Participation Agreement dated May 1, 2001 by and among ReliaStar Life Insurance Company, ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor, LLC (formerly known as ING Pilgrim Securities, Inc.) • Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-100207), as filed on April 22, 2003.

(8.13)

Administrative and Shareholder Services Agreement dated May 1, 2001 by and between ING Pilgrim Group, LLC (Administrator for Pilgrim Variable Products Trust) and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-100207), as filed on April 22, 2003.

(8.14)

Participation Agreement dated as of May 1, 2004 between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance Trust, PA Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.15)

Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance Trust (the “Trust”) and ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company (Administrative) • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.16)

Services Agreement effective as of May 1, 2004 between Pacific Investment Management Company LLC (“PIMCO”) and ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.17)

Participation Agreement made and entered into as of April 30, 2002 by and among Pioneer Variable Contracts Trust, ReliaStar Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. • Incorporated by reference to Initial Registration Statement on Form S-6(File No. 333-92000), as filed on July 3, 2002.

(9)	Consent and Opinion of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	No Financial Statements are omitted from Item 23
(12)	Not applicable

(13)

Powers of Attorney • Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 for ING Life Insurance and Annuity Company as filed with the Securities and Exchange Commission on April 10, 2006 (File No. 333-130833).

Item 25. Directors and Principal Officers of the Depositor*
Name and Principal Business Address	Positions and Offices with Depositor
Donald W. Britton[1]	President
Thomas J. McInerney[1]	Director and Chairman
Kathleen A. Murphy[2]	Director
Catherine H. Smith[2]	Director
Jacques de Vaucleroy[1]	Director and Senior Vice President
David A. Wheat[1]	Director, Executive Vice President and Chief Financial Officer
Michael L. Emerson[3]	Chief Executive Officer, ING Re
Steven T. Pierson[1]	Senior Vice President and Chief Accounting Officer
James R. Gelder[3]	Senior Vice President
Stephen J. Preston[4]	Senior Vice President
David S. Pendergrass[1]	Senior Vice President and Treasurer
Robert W. Crispin[1]	Senior Vice President, Investments
Boyd G. Combs[1]	Senior Vice President, Tax
Daniel M. Anderson 7325 Beaufont Springs Drive, Suite 301 Richmond, VA 23225	Vice President
Pamela S. Anson[5]	Vice President
Gerald T. Bannach[3]	Vice President
Pamela M. Barcia[2]	Vice President
Linda Beblo[4]	Vice President
Jeoffrey A. Block[6]	Vice President
Robert D. Bomgaars 740 Northwest Blue Parkway, Suite 304 Lee’s Summit, MO 64086	Vice President
David Botler[7]	Vice President
Mary K. Carey-Reid[2]	Vice President
Scott V. Carney[4]	Vice President
William D. Chatham[6]	Vice President
John C. Collins[1]	Vice President
Brian D. Comer[2]	Vice President
Diane M. Eder[8]	Vice President
Shari A. Enger[4]	Vice President
Nathan E. Eshelman[9]	Vice President
Chad M. Eslinger[5]	Vice President
David W. Evans[1]	Vice President
Michelle Fallahi[3]	Vice President
Kurt T. Fasen[3]	Vice President

Joel A. Fink 8585 Stemmons Frwy., Ste 770 North Dallas, TX 75247	Vice President
Jim P. Graham[3]	Vice President
Brian K. Haendiges[2]	Vice President
Deborah C. Hancock[9]	Vice President
R. Scott Hofstedt[3]	Vice President
William S. Jasien[10]	Vice President
John P. Kelleher[11]	Vice President
Paul E. Kersten[3]	Vice President
Kevin J. Laing[3]	Vice President
Patrick R. Lewis[3]	Vice President
Marc R. Lieberman[3]	Vice President
Frederick C. Litow[1]	Vice President
Thomas A. Lutter[4]	Vice President
Scott C. Machut[3]	Vice President
James R. Millikan[3]	Vice President
Paul L. Mistretta[1]	Vice President
Patrick J. Moran[3]	Vice President
Daniel P. Mulheran, Sr.[3]	Vice President
Todd E. Nevenhoven[6]	Vice President
Peg O. Norris[4]	Vice President
Curtis W. Olson[11]	Vice President
Sherry R. Olson[11]	Vice President
Deborah J. Prickett[5]	Vice President
Laurie J. Rasanen[9]	Vice President
James P. Rathburn[3]	Vice President
Robert A. Richard[2]	Vice President
John A. Ross 3110 Camino Del Rio South, Suite A117 San Diego, CA 92108	Vice President
David J. Schmid[11]	Vice President
Sande Sheppard[11]	Vice President
David A. Sheridan[2]	Vice President
Mark A. Smith[5]	Vice President
Eric J. Steelman[4]	Vice President
Carl P. Steinhilber[2]	Vice President
Robert W. Sumrall[9]	Vice President
Irving L. Tang, Jr.[3]	Vice President
Laurie M. Tillinghast[2]	Vice President
Margaret B. Wall[3]	Vice President
Barry G. Ward[1]	Vice President
Lorena E. Weaver[11]	Vice President
David P. Wilken[3]	Vice President
Dean S. Abbott[3]	Vice President and Actuary
Christopher B. Abreu[2]	Vice President and Actuary

Mary A. Broesch[4]	Vice President and Actuary
Bruce T. Campbell[2]	Vice President and Actuary
Barbara B. Horst[11]	Vice President and Actuary
Craig A. Krogstad[3]	Vice President and Actuary
Richard Lau[4]	Vice President and Actuary
Mark E. McCarville[11]	Vice President and Actuary
Alden W. Skar[3]	Vice President and Actuary
Alice W. Su4	Vice President and Actuary
Howard L. Rosen[4]	Vice President and Appointed Actuary
Carol S. Stern 601 Thirteenth St., NW, Suite 550N Washington, DC 20005	Vice President and Chief Compliance Officer
Daniel E. Abramowski[3]	Vice President, ING Re, Group Reinsurance
Jeffrey S. Birkholz[3]	Vice President and COO, ING Re, Group Reinsurance
Marvin K. Goergen[3]	Vice President and Controller, ING Re, Group Reinsurance
Kimberly M. Curley[9]	Vice President and Illustration Actuary
Joseph N. Fick[4]	Vice President and Illustration Actuary
Lawrence S. Nelson[11]	Vice President and Illustration Actuary
Dawn M. Peck[1]	Vice President, Assistant Treasurer and Assistant Secretary
Michael W. Farley[3]	Vice President, CFO & Chief Actuary, ING Re
Philip W. Ricker[11]	Vice President, Compliance and Assistant Secretary
Randy L. Bauernfeind[11]	Vice President, Corporate Real Estate
Ronald E. Falkner[2]	Vice President, Corporate Real Estate
Ira S. Braunstein[1]	Vice President, Investments
Robert P. Browne[1]	Vice President, Investments
William J. Daley[1]	Vice President, Investments
Raymond H. Dietman[11]	Vice President, Investments
Daniel J. Foley[1]	Vice President, Investments
Stephen E. Gallant[1]	Vice President, Investments
Christopher P. Lyons[1]	Vice President, Investments
Gregory G. McGreevey[1]	Vice President, Investments
Maurice M. Moore[1]	Vice President, Investments
Joseph J. Elmy[1]	Vice President, Tax
Joy M. Benner[3]	Secretary
William M. White[11]	Illustration Actuary
Jane A. Boyle[2]	Assistant Secretary
Lisa A. Braun[3]	Assistant Secretary
Diana R. Cavender[3]	Assistant Secretary
Kent D. Ferraro[10]	Assistant Secretary
Jay J. Frazer[10]	Assistant Secretary
Linda H. Freitag[1]	Assistant Secretary

Judith K. Ginter[11]	Assistant Secretary
Christie M. Gutknecht[5]	Assistant Secretary
Daniel F. Hinkel[1]	Assistant Secretary
William H. Hope, II1	Assistant Secretary
Joseph D. Horan[1]	Assistant Secretary
Jane M. Jacobs[3]	Assistant Secretary
Lorri Jungbauer[11]	Assistant Secretary
Ronald M. Kjelsberg[3]	Assistant Secretary
Rita J. Kummer[1]	Assistant Secretary
James M. May, III[1]	Assistant Secretary
John R. Oberg[3]	Assistant Secretary
Wendy L. Paquin[3]	Assistant Secretary
Loralee A. Renelt[3]	Assistant Secretary
Gerald M. Sherman[3]	Assistant Secretary
Kimberly J. Smith[4]	Assistant Secretary
Patricia M. Smith[2]	Assistant Secretary
Edwina P. J. Steffer[3]	Assistant Secretary
John F. Todd[2]	Assistant Secretary
Diane I. Yell[11]	Assistant Secretary
Glenn A. Black[1]	Tax Officer
Terry L. Owens[1]	Tax Officer
James H. Taylor[1]	Tax Officer

*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
4	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
5	The principal business address of these officers is 2000 21st Avenue, NW, Minot, North Dakota 58703.
6	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
7	The principal business address of these officers is 1000 Woodbury Road, Woodbury, New York 11797-2521.
8	The principal business address of these officers is 111 Washington Avenue South, Minneapolis, Minnesota 55401.
9	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203-5699.
10	The principal business address of this officer is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.

11	The principal business address of these officers is 100 Washington Square, Minneapolis, Minnesota 55401.
Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 32 to Registration Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance and Annuity Company (File No. 333-81216), as filed on April 11, 2006.

Item 27.	Number of Contract Owners

As of February 28, 2006 there were 52,389 owners of contracts holding interests in variable annuities funded through Separate Account N of ReliaStar Life Insurance Company.

Item 28.	Indemnification

Under its Bylaws, Section 5.01, ReliaStar Life Insurance Company (“ReliaStar Life”) indemnifies, to the full extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors and administrators of such person) who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer or employee of ReliaStar Life, or is or was serving at the request of ReliaStar Life as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life in connection with the securities being registered, ReliaStar Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

A corporation may procure indemnification insurance on behalf of an individual who was a director of the corporation. Consistent with the laws of the State of Minnesota, ING Groep N.V. maintains an umbrella insurance policy issued by an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has controlling interest of 50% or more. This would encompass the Principal Underwriter as well as the Depositor. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29.	Principal Underwriter
(a)

In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B of ILIAC, Variable Annuity Account C of ILIAC, Variable Annuity Account G of ILIAC and Variable Annuity Account I of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address	Positions and Offices with Principal Underwriter
Ronald R. Barhorst 4225 Executive Square La Jolla, California 92037	Director and President
Brian D. Comer[1]	Director and Senior Vice President
William L. Lowe[1]	Director and Senior Vice President
Kathleen A. Murphy[1]	Senior Vice President

Marie M. Augsberger[1]	Senior Vice President
Boyd G. Combs[2]	Senior Vice President, Tax
William Jasien[3]	Senior Vice President
Louis E. Bachetti 581 Main Street, 4th Fl. Woodbridge, NJ 07095	Senior Vice President
Susan J. Stamm[1]	Chief Financial Officer
Mark Appel 200 North Sepulveda Boulevard El Segundo, California	Vice President
Pamela Mulvey Barcia[1]	Vice President
Robert H. Barley[1]	Vice President
David A. Brounley[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
Nancy D. Clifford[1]	Vice President
James Dake[1]	Vice President
William P. Elmslie New York, New York	Vice President
Joseph J. Elmy[2]	Vice President, Tax
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon 10740 Nall Ave., Ste. 120 Overland Park, KS 66211	Vice President
David Kelsey[1]	Vice President
Christina Lareau[1]	Vice President
George D. Lessner Richardson, Texas	Vice President
Katherine E. Lewis 2675 N Mayfair Road, Ste. 501 Milwaukee, WI 53226	Vice President
David J. Linney 2900 N. Loop W., Ste. 180 Houston, TX 77092	Vice President
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill 2841 Plaza Place, Ste. 210 Raleigh, NC 27612	Vice President
Richard T. Mason 440 S. Warren St., Ste. 702 Syracuse, NY 13202	Vice President

Scott T. Neeb[4]	Vice President
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Srinivas D. Reddy[1]	Vice President
Dawn M. Peck[2]	Vice President, Assistant Treasurer and Assistant Secretary
Deborah Rubin[3]	Vice President
Todd Smiser Lisle, Illinois	Vice President
Frank W. Snodgrass 150 4th Ave., N., Ste. 410 Nashville, TN 37219	Vice President
Terran Titus[1]	Vice President
Bess B. Twyman[1]	Vice President
S. Bradford Vaughan, Jr. 601 Union St., Ste. 810 Seattle, WA 98101	Vice President
O. V. Williams 444 Seabreeze Blvd. Daytona Beach, FL 32114	Vice President
Forrest R. Wilson 2202 N. Westshore Blvd. Tampa, Florida 33607	Vice President
Judeen T. Wrinn[1]	Vice President
Therese M. Squillacote[1]	Vice President and Chief Compliance Officer
Paula Cludray-Engelke[5]	Secretary
Diana R. Cavender[5]	Assistant Secretary
Loralee A. Renelt[5]	Assistant Secretary
Edwina P. J. Steffer[5]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James Taylor[2]	Tax Officer

1	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.

4	The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.
5	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
(c)	Compensation as of December 31, 2005:
(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

ING Financial Advisers, LLC				$8,819,577.41
*	Includes gross concessions associated with the distribution of all registered variable annuity products issued by Separate Account N of ReliaStar Life Insurance Company.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

ReliaStar Life Insurance Company

20 Washington Avenue South

Minneapolis, Minnesota 55401

Item 31.	Management Services

Not applicable

Item 32.	Undertakings

Registrant hereby undertakes:

(a)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.
(d)

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

(e)

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(f)

The Depositor represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account N of ReliaStar Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No.333-102636) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 20th day of April, 2006.

SEPARATE ACCOUNT N OF RELIASTAR LIFE INSURANCE COMPANY
(Registrant)
By:	RELIASTAR LIFE INSURANCE COMPANY
(Depositor)
By:	Donald W. Britton*
Donald W. Britton President (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title		Date

Donald W. Britton*	President	)
Donald W. Britton	(principal executive officer))
)
Thomas J. McInerney*	Director	)	April
Thomas J. McInerney		)	20, 2006
)
Kathleen A. Murphy*	Director	)
Kathleen A. Murphy		)
)
Catherine H. Smith*	Director	)
Catherine H. Smith		)
)
Jacques de Vaucleroy*	Director	)
Jacques de Vaucleroy		)
)
David A. Wheat*	Director and Chief Financial Officer	)
David A. Wheat		)
)
Steven T. Pierson	Chief Accounting Officer	)
Steven T. Pierson		)

By:	/s/ Michael A. Pignatella
Michael A. Pignatella *Attorney-in-Fact

SEPARATE ACCOUNT N

EXHIBIT INDEX

Exhibit No.	Exhibit

99-B.4.9	Living Benefit Rider [Form 40074 11-04 Schedule]

99-B.4.10	MGAB Rider [Form 40074 11-04]

99-B.4.11	Living Benefit Rider [Form 40075 11-04 Schedule]

99-B.4.12	MGWB Rider [Form 40075 11-04]

99-B.9	Consent and Opinion of Counsel

99-B.10	Consent of Independent Registered Public Accounting Firm